As filed with the Securities and Exchange Commission on October 26, 2005
                                  Registration Nos. 333-30180; 811-05626
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 25                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James A. Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on November 1, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

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                                   PART A
--------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company


                          Prospectus Supplement
                          Dated November 1, 2005
              to your current variable annuity prospectus

                                  for

       Deferred Combination Variable and Fixed Annuity Contracts
                                issued by
              ING USA Annuity and Life Insurance Company


          For use only in the Commonwealth of Massachusetts



The information in this supplement updates and amends certain information contained in your prospectus. You should read and keep this supplement along with the prospectus.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

     1. The Fixed Interest Division is not available.

     2. TSA loans are not available.

     3. The Nursing Home Surrender Charge Waiver is not available.






ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


MA Supplement - 137952                                                11/01/2005

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                         PROSPECTUS SUPPLEMENT
                         DATED NOVEMBER 1, 2005
              TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

                                 FOR

         DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                              ISSUED BY

               ING USA ANNUITY AND LIFE INSURANCE COMPANY
                          ("PROSPECTUSES")

                FOR USE ONLY IN THE STATE OF WASHINGTON

The information in this supplement updates and amends certain information contained in your current variable annuity prospectus. You should read and keep this supplement along with the prospectus.

For Contracts issued in the State of Washington, the following provisions apply:

     1. The Fixed Account is not available.

     2. The following amendments are made to the section entitled, "Minimum Guaranteed Income Benefit Rider (MGIB)":

          a. The Fixed Interest Division is designated as an Excluded Fund.

          b. The section entitled, "Determining the MGIB Charge Base" is amended as follows:

          The MGIB Charge Base is a percentage of the greatest sum of the MGIB Charge Base for Covered Funds and the MGIB Charge Base for Special Funds, on any date since the date on which the last charge was deducted, or the rider date for the first deduction.

          c. The quarterly charge for the MGIB rider is deducted only from the contract value of the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.

     3. The following describes the death benefit options for Contracts issued for delivery in the State of Washington. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

     We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1) the contract value; and

          2) the cash surrender value.

     The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.


WA--137954                         1 of 4                            11/01/2005

     The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

     THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

     ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

     We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

     For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

     The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit.

     The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

          1) the Standard Death Benefit;

          2) the floor; and

          3) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

     The 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.

     Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.


WA--137954                         2 of 4                            11/01/2005

     Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

     Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

     THE FLOOR FOR THE 5.5 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

     The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER OF:

          1) the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit.

     The Annual Ratchet Minimum Guaranteed Death Benefit equals:

          1) the initial premium payment;

          2) increased dollar for dollar by any premium added after issue;

          3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

     Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by (c): where
     (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

     The MAX 5.5 ENHANCED DEATH BENEFIT equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

     Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

     DEATH BENEFIT FOR EXCLUDED FUNDS

     We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds.


WA--137954                         3 of 4                            11/01/2005

     We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

     For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

     Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

     Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

     4. The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit are as follows:

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     PRODUCT                                           MAX 5.5

---------------------------------------------------------------------------
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     Access                                             1.95%
     ESII*                                              1.65%
     Landmark**                                         1.90%
     Premium Plus                                       1.80%
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   * Includes Generations, Opportunities and Wells Fargo Opportunities
  ** Includes Wells Fargo Landmark

---------------------------------------------------------------------------


     The mortality and expense risk charge is deducted each business day at the rate of 0.005395% (Access), 0.004558% (ESII), 0.005255% (Landmark) or
     0.0049767% (Premium Plus) for each day since the previous business day.






ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


WA--137954                         4 of 4                            11/01/2005

ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

                   SUPPLEMENT DATED NOVEMBER 1, 2005

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your variable annuity prospectus for future reference.

    ----------------------------------------------------------------------

THE "INDUSTRY DEVELOPMENTS - TRADING" SUB-SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

As previously reported, ING Funds Distributors, LLC ("IFD"), the distributor of certain ING Funds (U.S.) and an affiliate of the Company, received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff made a preliminary determination to recommend disciplinary action against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with certain frequent trading arrangements.

In September of 2005 IFD settled an administrative proceeding with the NASD regarding these arrangements. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions:
(i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds (U.S.) for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to the NASD regarding the review and establishment of certain procedures. IFD's settlement of this administrative proceeding is not material to the Company.


ING USA - 137951                  Page 1 of 2                     November 2005

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

ING USA - 137951                  Page 2 of 2                     November 2005

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            ING GOLDENSELECT LANDMARK
--------------------------------------------------------------------------------

                                                                NOVEMBER 1, 2005

      This prospectus describes ING GoldenSelect Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.


      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------


Landmark - 136957

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
   ING AllianceBerstein Mid Cap Growth Portfolio (Class S)
   ING American Funds Growth Portfolio
   ING American Funds Growth-Income Portfolio
   ING American Funds International Portfolio
   ING Capital Guardian Small/Midcap Portfolio (Class S)
   ING Capital Guardian U.S. Equities Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
   ING Evergreen Omega Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
   ING FMR(SM) Earnings Growth Portfolio (Class S)
   ING Global Resources Portfolio (Class S)
   ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
   ING Janus Contrarian Portfolio (Class S)
   ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING JPMorgan Value Opportunities Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)
   ING LifeStyle Aggressive Growth Portfolio (Class S1)
   ING LifeStyle Growth Portfolio (Class S1)
   ING LifeStyle Moderate Growth Portfolio (Class S1)
   ING LifeStyle Moderate Portfolio (Class S1)
   ING Liquid Assets Portfolio (Class S)
   ING Lord Abbett Affiliated Portfolio (Class S)
   ING MarketPro Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)
   ING Marisco International Opportunities Portfolio (Class S) ING Mercury Large Cap Growth Portfolio (Class S)
   ING Mercury Large Cap Value Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)
   ING MFS Utilities Portfolio (Class S)
   ING Oppenheimer Main Street Portfolio (Class S)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class S)
   ING Pioneer Fund Portfolio (Class S)
   ING Pioneer Mid Cap Value Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)
   ING Templeton Global Growth Portfolio (Class S)
   ING UBS U.S. Allocation Portfolio (Class S)
   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)
   ING Van Kampen Growth and Income Portfolio (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)
   ING VP Index Plus International Equity Portfolio (Class S)
   ING Wells Fargo Mid Cap Disciplined Portfolio   (Class S)
   ING Wells Fargo Small Cap Disciplined Portfolio (Class S)


ING PARTNERS, INC.
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING Davis Venture Value Portfolio (Service Class)
   ING Fundamental Research Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
   ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio (Class S)
   ING VP Index Plus MidCap Portfolio (Class S)
   ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
   ING VP Financial Services Portfolio (Class S)
   ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   Fidelity VIP Contrafund Portfolio (Service Class 2)
   Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
   Colonial Small Cap Value Fund (Class B)

PROFUNDS VP(1)
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Rising Rates Opportunity
   ProFund VP Small-Cap

----------
(1) Please note that these portfolios are not available for Contracts offered through Smith Barney and Citicorp Investment Services.

Landmark - 136957

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TABLE OF CONTENTS
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                                                                            PAGE
Index of Special Terms.....................................................   ii
Fees and Expenses..........................................................    1
Condensed Financial Information............................................    8
   Accumulation Unit.......................................................    8
   The Net Investment Factor...............................................    9
   Performance Information.................................................    9
   Financial Statements....................................................   10
ING USA Annuity and Life Insurance Company.................................   10
ING USA Separate Account B.................................................   11
The Trusts and Funds.......................................................   11
Covered Funds, Special Funds and Excluded Funds    ........................   12
Charges and Fees...........................................................   12
   Charge Deduction Subaccount.............................................   13
   Charges Deducted from the Contract Value................................   13
        Surrender Charge...................................................   13
        Waiver of Surrender Charge for Extended Medical Care............ ..   13
        Free Withdrawal Amount.............................................   13
        Surrender Charge for Excess Withdrawals............................   13
        Premium Taxes......................................................   14
        Administrative Charge..............................................   14
        Transfer Charge....................................................   14
   Charges Deducted from the Subaccounts...................................   15
        Mortality and Expense Risk Charge..................................   15
        Asset-Based Administrative Charge..................................   15
        Earnings Multiplier Benefit Charge.................................   15
        Optional Rider Charges.............................................   15
   Trust and Fund Expenses.................................................   16
The Annuity Contract.......................................................   18
   Contract Date and Contract Year ........................................   18
   Contract Owner..........................................................   18
   Annuity Start Date......................................................   19
   Annuitant...............................................................   19
   Beneficiary.............................................................   19
   Purchase and Availability of the Contract...............................   20
   Crediting of Premium Payments...........................................   20
   Administrative Procedures...............................................   22
   Contract Value..........................................................   22
   Cash Surrender Value....................................................   23
   Addition, Deletion or Substitution of Subaccounts and Other Changes.....   23
   The Fixed Account.......................................................   23
   Optional Riders.........................................................   24
   Rider Date..............................................................   24
   No Cancellation.........................................................   24
   Termination.............................................................   24
   Minimum Guaranteed Income Benefit Rider.................................   24
   Minimum Guaranteed Withdrawal Benefit Rider.............................   29
Other Contracts............................................................   32
Withdrawals ...............................................................   32
Transfers Among Your Investments...........................................   36
Death Benefit Choices......................................................   40
   Death Benefit During the Accumulation Phase...... ......................   40
   Standard Death Benefit..................................................   41
   Enhanced Death Benefit Options..........................................   41
   Earnings Multiplier Benefit Rider.......................................   43
   Death Benefit During the Income Phase...................................   44
   Continuation After Death -- Spouse......................................   44
   Continuation After Death -- Not a Spouse................................   44
   Required Distributions Upon Contract Owner's Death......................   45
The Annuity Options........................................................   46
Other Contract Provisions..................................................   48
Other Information..........................................................   51
Federal Tax Considerations.................................................   52
Statement of Additional Information
   Table of Contents.......................................................SAI-1
Appendix A
   Condensed Financial Information.........................................   A1
Appendix B
   The Investment Portfolios...............................................   B1
Appendix C
   Fixed Account II........................................................   C1
Appendix D
   Fixed Interest Division.................................................   D1
Appendix E
   Surrender Charge for Excess Withdrawals Example  .......................   E1
Appendix F
   Special Funds and Excluded Funds Examples...............................   F1
Appendix G
   Minimum Guaranteed Income Benefit Calculation Examples..................   G1
Appendix H
   ING LifePay Withdrawal Examples.........................................   H1
Appendix I
   MGWB For Contracts In States Where ING LifePay Not Available............   I1
Appendix J
   MGWB Excess Withdrawal Amount Examples Contracts
   In States Where ING LifePay Not Available ..............................   J1

Landmark - 136957

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

-------------------------------------------------------------------------------
SPECIAL TERM                                                              PAGE
-------------------------------------------------------------------------------
Accumulation Unit                                                           8
-------------------------------------------------------------------------------
Annuitant                                                                  19
-------------------------------------------------------------------------------
Annuity Start Date                                                         19
-------------------------------------------------------------------------------
Cash Surrender Value                                                       23
-------------------------------------------------------------------------------
Contract Date                                                              18
-------------------------------------------------------------------------------
Claim Date                                                                 40
-------------------------------------------------------------------------------
Contract Owner                                                             18
-------------------------------------------------------------------------------
Contract Value                                                             22
-------------------------------------------------------------------------------
Contract Year                                                              18
-------------------------------------------------------------------------------
Covered Fund                                                               12
-------------------------------------------------------------------------------
Earnings Multiplier Benefit                                                41
-------------------------------------------------------------------------------
Excluded Fund                                                              12
-------------------------------------------------------------------------------
Free Withdrawal Amount                                                     13
-------------------------------------------------------------------------------
Market Value Adjustment                                                    C1
-------------------------------------------------------------------------------
Max 7 Enhanced Death Benefit                                               42
-------------------------------------------------------------------------------
Net Investment Factor                                                       9
-------------------------------------------------------------------------------
Net Rate of Return                                                          9
-------------------------------------------------------------------------------
Quarterly Ratchet Enhanced Death Benefit                                   41
-------------------------------------------------------------------------------
Restricted Fund                                                            11
-------------------------------------------------------------------------------
Rider Date                                                                 24
-------------------------------------------------------------------------------
7% Solution Death Benefit Element                                          42
-------------------------------------------------------------------------------
Special Fund                                                               12
-------------------------------------------------------------------------------
Standard Death Benefit                                                     41
-------------------------------------------------------------------------------


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Unit Value                 Index of Investment Experience
--------------------------------------------------------------------------------
Annuity Start Date                      Annuity Commencement Date
--------------------------------------------------------------------------------
Contract Owner                          Owner or Certificate Owner
--------------------------------------------------------------------------------
Contract Value                          Accumulation Value
--------------------------------------------------------------------------------
Transfer Charge                         Excess Allocation Charge
--------------------------------------------------------------------------------
Fixed Interest Allocation               Fixed Allocation
--------------------------------------------------------------------------------
Free Look Period                        Right to Examine Period
--------------------------------------------------------------------------------
Guaranteed Interest Period              Guarantee Period
--------------------------------------------------------------------------------
ING LifePay Base                        MGWB Base
--------------------------------------------------------------------------------
Subaccount(s)                           Division(s)
--------------------------------------------------------------------------------
Net Investment Factor                   Experience Factor
--------------------------------------------------------------------------------
Regular Withdrawals                     Conventional Partial Withdrawals
--------------------------------------------------------------------------------
Withdrawals                             Partial Withdrawals
--------------------------------------------------------------------------------

Landmark - 136957

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES (1)

      Surrender Charge:

            COMPLETE YEARS ELAPSED       0        1         2        3        4+
              SINCE PREMIUM PAYMENT

            SURRENDER CHARGE (AS A
              PERCENTAGE OF PREMIUM      6%       5%        4%       3%       0%
              PAYMENT)

      Transfer Charge (2)....................................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE (3)..................................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES (4)

      --------------------------------------------------------------------------
                                                         ENHANCED DEATH BENEFITS
                                            STANDARD     -----------------------
                                              DEATH      QUARTERLY
                                             BENEFIT      RATCHET         MAX 7
      --------------------------------------------------------------------------
      Mortality & Expense Risk Charge         1.50%         1.75%         2.05%
      Asset-Based Administrative Charge       0.15%         0.15%         0.15%
                                              ----          ----          ----
              Total                           1.65%         1.90%         2.20%
      --------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE (5)

      --------------------------------------------------------------------------
      AS AN ANNUAL CHARGE                            AS A QUARTERLY CHARGE
      --------------------------------------------------------------------------
      0.30% of contract value                        0.08% of contract value
      --------------------------------------------------------------------------

      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

Landmark - 136957

OPTIONAL RIDER CHARGES (6)

      MINIMUM GUARANTEED INCOME BENEFIT RIDER:

      --------------------------------------------------------------------------
      AS AN ANNUAL CHARGE                     AS A QUARTERLY CHARGE
      --------------------------------------------------------------------------
      0.75% of the MGIB Benefit Base(7)       0.19% of the MGIB Benefit Base(7)
      --------------------------------------------------------------------------

      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):


      ------------------------------------------------------------------------------------------------------------------
      AS AN ANNUAL CHARGE             AS A QUARTERLY CHARGE            MAXIMUM ANNUAL CHARGE IF RESET BENEFIT ELECTED(8)
      ------------------------------------------------------------------------------------------------------------------
      0.50% of contract value         0.125% of contract value         1.20% of contract value
      ------------------------------------------------------------------------------------------------------------------


      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see "ING LifePay Minimum Guarantee Withdrawal Benefit - ING LifePay Reset Option."


TABLE OF SEPARATE ACCOUNT CHARGES

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

      --------------------------------------------------------------------------
                                                         ENHANCED DEATH BENEFITS
                                            STANDARD     -----------------------
                                              DEATH      QUARTERLY
                                             BENEFIT      RATCHET         MAX 7
      --------------------------------------------------------------------------
      Mortality & Expense Risk Charge         1.40%        1.65%          1.95%
      Asset-Based Administrative Charge       0.15%        0.15%          0.15%
      Earning Multiplier Benefit Rider        0.30%        0.30%          0.30%
      ING LifePay Minimum Guaranteed
      Withdrawal Benefit Rider                0.50%        0.50%          0.50%
                                              ----         ----           ----
      Total                                   2.35%        2.60%          2.90%
      --------------------------------------------------------------------------

If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

      --------------------------------------------------------------------------
                                                         ENHANCED DEATH BENEFITS
                                            STANDARD     -----------------------
                                              DEATH      QUARTERLY
                                             BENEFIT      RATCHET         MAX 7
      --------------------------------------------------------------------------
      Mortality & Expense Risk Charge         1.40%        1.65%          1.95%
      Asset-Based Administrative Charge       0.15%        0.15%          0.15%
      Earning Multiplier Benefit Rider        0.30%        0.30%          0.30%
                                              -----        -----          -----
      Total                                   1.85%        2.10%          2.40%
      --------------------------------------------------------------------------

As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

Landmark - 136957

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(9)      MINIMUM     MAXIMUM
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund
      assets, including management fees, distribution
      and/or service (12b-1) fees(10), and other expenses):  0.54%       1.78%
      --------------------------------------------------------------------------

      (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.78%. The expense reimbursement or fee arrangement reflected is contractual and expected to continue through May 1, (2006.)

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is contractual and is expected to continue through May 1, 2006. Expenses shown are actual expenses for the year ended 12/31/04 unless otherwise noted.

Landmark - 136957

                                                               DISTRIBUTION                                         NET FUND ANNUAL
                                                                  AND/OR                 TOTAL FUND       TOTAL         EXPENSES
                                                   INVESTMENT     SERVICE              ANNUAL EXPENSES   WAIVERS         AFTER
                                                    ADVISORY      (12B-1)     OTHER    WITHOUT WAIVERS     OR         WAIVERS OR
FUND NAME                                             FEES         FEES      EXPENSES  OR REDUCTIONS    REDUCTIONS     REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
 ING INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING AllianceBernstein Mid Cap Growth Portfolio
    (Class S)(3)(6)(23)                                 0.77%        0.25%       0.01%         1.03%         0.00%          1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth Portfolio (4)(5)             0.35%        0.75%       0.04%         1.14%         0.00%          1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth-Income Portfolio (4)(5)      0.29%        0.75%       0.05%         1.09%         0.00%          1.09%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds International Portfolio  (4)(5)     0.54%        0.75%       0.08%         1.37%         0.00%          1.37%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Small/Mid Cap Portfolio
    (Class S)(3)(6)                                     0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian U.S. Equities Portfolio
    (Class S)(3)(6)(9)                                  0.74%        0.25%       0.01%         1.00%         0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Eagle Asset Capital Appreciation Portfolio
    (Class S)  (3)(6)                                   0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Health Sciences Portfolio
    (Class S)(3a)                                       0.75%        0.25%       0.00%         1.00%         0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Omega Portfolio (Class S)  (3a)          0.60%        0.25%       0.00%         0.85%         0.00%          0.85%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Diversified Mid Cap Portfolio
    (Class S)(3)                                        0.75%        0.25%       0.01%         1.01%         0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Earnings Growth Portfolio
    (Class S)(7)(8)                                     0.62%        0.25%       0.15%         1.02%         0.02%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Global Resources Portfolio (Class S)(3)            0.66%        0.25%       0.00%         0.91%         0.00%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Goldman Sachs Tollkeeper(SM) Portfolio
    (Class S)(3)(8)                                     1.35%        0.25%       0.01%         1.61%         0.21%          1.40%
------------------------------------------------------------------------------------------------------------------------------------
 ING Janus Contrarian Portfolio (Class S)(3)(6)         0.80%        0.25%       0.01%         1.06%         0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Emerging Markets Equity Portfolio
    (Class S)(3)                                        1.25%        0.25%       0.02%         1.52%         0.00%          1.52%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Small Cap Equity Portfolio
    (Class S)(3)(6)(9)                                  0.90%        0.25%       0.00%         1.15%         0.03%          1.12%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Value Opportunities Portfolio
    (Class S)(7)(8)                                     0.40%        0.25%       0.15%         0.80%         0.02%          0.78%
------------------------------------------------------------------------------------------------------------------------------------
 ING Julius Baer Foreign Portfolio (Class S)  (3)       0.96%        0.25%       0.00%         1.21%         0.00%          1.21%
------------------------------------------------------------------------------------------------------------------------------------
 ING Legg Mason Value Portfolio (Class S)   (3)(6)      0.80%        0.25%       0.01%         1.06%         0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Aggressive Growth Portfolio
    (Class S1)(10)(11)                                  1.19%        0.00%       0.05%         1.24%         0.05%          1.19%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Growth Portfolio (Class S1)(10)(11)     1.15%        0.00%       0.05%         1.20%         0.06%          1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Growth Portfolio
    (Class S1)(10)(11)                                  1.11%        0.00%       0.05%         1.16%         0.06%          1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Portfolio
    (Class S1)(10)(11)                                  1.05%        0.00%       0.05%         1.10%         0.06%          1.04%
------------------------------------------------------------------------------------------------------------------------------------
 ING Liquid Assets Portfolio (Class S)(3)               0.27%        0.25%       0.02%         0.54%         0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lord Abbett Affiliated Portfolio
    (Class S)(3)(27)                                    0.74%        0.25%       0.01%         1.00%         0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING MarketPro Portfolio (Class S)(25)(26)              0.70%        0.25%       0.10%         1.05%         0.00%          1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico Growth Portfolio (Class S)  (3)(6)         0.77%        0.25%       0.01%         1.03%         0.00%          1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico International Opportunities Portfolio
    (Class S)(7)(8)                                     0.54%        0.25%       0.17%         0.96%         0.03%          0.93%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Growth Portfolio
    (Class S)(3)(9)                                     0.80%        0.25%       0.00%         1.05%         0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Value Portfolio
    (Class S)(3)(9)                                     0.80%        0.25%       0.00%         1.05%         0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Mid Cap Growth Portfolio
    (Class S)(3)(6)(12)                                 0.64%        0.25%       0.00%         0.89%         0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Total Return Portfolio (Class S)  (3)(6)       0.64%        0.25%       0.00%         0.89%         0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Utilities Portfolio (Class S)(7)(8)            0.60%        0.25%       0.15%         1.00%         0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Main Street Portfolio
    (Class S)(3)(6)                                     0.64%        0.25%       0.00%         0.89%         0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO Core Bond Portfolio (Class S)(3)             0.60%        0.25%       0.01%         0.86%         0.00%          0.86%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO High Yield Portfolio (Class S)(3a)           0.49%        0.25%       0.00%         0.74%         0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Fund Portfolio (Class S)(8)                0.75%        0.25%       0.01%         1.01%         0.05%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Mid Cap Value Portfolio (Class S)(8)       0.64%        0.25%       0.01%         0.90%         0.00%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers All Cap Portfolio
    (Class S)(3)(6)                                     0.74%        0.25%       0.01%         1.00%         0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation Portfolio
    (Class S)(3)(6)                                     0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Equity Income Portfolio
    (Class S)(3)(6)                                     0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Templeton Global Growth Portfolio
    (Class S)(6)(24)                                    0.97%        0.25%       0.01%         1.23%         0.00%          1.23%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Allocation Portfolio (Class S)(3)(9)      0.75%        0.25%       0.01%         1.01%         0.02%          0.99%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio
    (Class S)(3)(9)                                     0.65%        0.25%       0.00%         0.90%         0.05%          0.85%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Global Franchise Portfolio
    (Class S)(3)                                        1.00%        0.25%       0.00%         1.25%         0.00%          1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Growth and Income Portfolio
    (Class S)(3)(6)                                     0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Real Estate Portfolio (Class S)(3)      0.66%        0.25%       0.00%         0.91%         0.00%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus International Equity Portfolio
    (Class S)(28)                                       0.45%        0.25%       0.22%         0.92%         0.12%          0.80%
------------------------------------------------------------------------------------------------------------------------------------
 ING Wells Fargo Mid Cap Disciplined Portfolio
     (Class S)(3)(6)                                    0.66%        0.25%       0.01%         0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Wells Fargo Small Cap Disciplined Portfolio
    (Class S)(28)                                       0.77%        0.25%       0.21%         1.23%         0.11%          1.12%
------------------------------------------------------------------------------------------------------------------------------------

Landmark - 136957

                                                               DISTRIBUTION                                         NET FUND ANNUAL
                                                                  AND/OR                 TOTAL FUND       TOTAL         EXPENSES
                                                   INVESTMENT     SERVICE              ANNUAL EXPENSES   WAIVERS         AFTER
                                                    ADVISORY      (12B-1)     OTHER    WITHOUT WAIVERS     OR         WAIVERS OR
FUND NAME                                             FEES         FEES      EXPENSES  OR REDUCTIONS    REDUCTIONS     REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
 ING PARTNERS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING Baron Small Cap Growth Portfolio
    (Service Class)(14)                                 0.85%        0.25%       0.40%         1.50%         0.05%          1.45%
------------------------------------------------------------------------------------------------------------------------------------
 ING Davis Venture Value Portfolio
    (Service Class)(28)                                 0.80%        0.25%       0.00%         0.10%         0.00%          1.15%
------------------------------------------------------------------------------------------------------------------------------------
 ING Fundamental Research Portfolio
    (Service Class)                                     0.60%        0.25%       0.20%         1.05%         0.00%          1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio
    (Service Class)                                     0.80%        0.25%       0.20%         1.25%         0.00%          1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Global Portfolio
    (Service Class)(15)                                 0.60%        0.25%       0.06%         0.91%         0.00%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Aggressive Growth Portfolio
    (Service Class)                                     0.69%        0.25%       0.13%         1.07%         0.00%          1.07%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Large Cap Equity Portfolio
    (Service Class)                                     0.70%        0.25%       0.15%         1.10%         0.00%          1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Comstock Portfolio
    (Service Class)(14)                                 0.60%        0.25%       0.35%         1.20%         0.07%          1.13%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity and Income Portfolio
    (Service Class)(15)                                 0.55%        0.25%       0.02%         0.82%         0.00%          0.82%
------------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Global Equity Dividend Portfolio (16)(17)       1.00%        0.00%       0.20%         1.20%        (0.03%)         1.23%
------------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus LargeCap Portfolio
    (Class S)(18)(19)                                   0.35%        0.25%       0.09%         0.69%         0.00%          0.69%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus MidCap Portfolio
    (Class S)(18)(19)                                   0.40%        0.25%       0.09%         0.74%         0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus SmallCap Portfolio
    (Class S)(18)(19)                                   0.40%        0.25%       0.09%         0.74%         0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Financial Services Portfolio (Service
    Class S)(20)(21)                                    0.75%        0.25%       0.25%         1.25%         0.20%          1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio
    (Service Class S)(20)(21)                           0.75%        0.25%       0.19%         1.19%         0.09%          1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP INTERMEDIATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Intermediate Bond Portfolio (Class S)(20)       0.40%        0.25%       0.08%         0.73%         0.00%          0.73%
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I)(22)                   0.75%        0.00%       0.59%         1.34%         0.04%          1.30%
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
------------------------------------------------------------------------------------------------------------------------------------
 PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund Portfolio
    (Service Class 2)                                   0.57%        0.25%       0.11%         0.93%         0.00%          0.93%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Equity-Income Portfolio
    (Service Class 2)                                   0.47%        0.25%       0.11%         0.83%         0.00%          0.83%
------------------------------------------------------------------------------------------------------------------------------------
 LIBERTY VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund (Class B)                0.80%        0.25%       0.17%         1.22%         0.00%          1.22%
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                                        0.75%        0.25%       0.78%         1.78%         0.00%          1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                                   0.75%        0.25%       0.61%         1.61%         0.00%          1.61%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund Rising Rates Opportunity                       0.75%        0.25%       0.78%         1.78%         0.00%          1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                                   0.75%        0.25%       0.75%         1.75%         0.00%          1.75%
------------------------------------------------------------------------------------------------------------------------------------


Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

Landmark - 136957

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(3) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(3a) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(4) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund.) Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(5) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(6) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Wells Fargo Mid Cap Disciplined Portfolio, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 0.97%, 1.26%, 0.91%, 0.99%, 0.91%, 1.05%, 0.88%, 1.12%, 1.06%, 1.00%,
      0.87%, 0.88%, 0.86%, 0.97%, 0.90%, 0.91%, and 0.90%, respectively. This arrangement may be discontinued at any time.

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(7) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).


(8) DirectedServices, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

(9) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Large Cap Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; 0.02% for ING UBS U.S. Allocation Portfolio; and 0.05% for ING Van Kampen Equity Growth Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.


(10) The table reflects the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio indirectly bear the proportionate expenses of the Service Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.


(13) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).


(14) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

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(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(16) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

(17) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.


(19) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(20) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.


(21) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. For the Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(22) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.


(23) Effective December 5, 2005, the portfolio name "ING Alliance Mid Cap Growth Portfolio" is changed to "ING AllianceBernstein Mid Cap Growth Portfolio".

(24) Effective December 5, 2005, the portfolio name "ING Capital Guardian Managed Global Portfolio" is changed to "ING Templeton Global Growth Portfolio".

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(25) In addition to the expenses of each Portfolio, each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because the Fund uses a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The fees reflected in the Fund Expense Table, above, are the aggregate annual net expense ratios (as an annual percentage of average daily net assets) for each Portfolio and its Underlying Funds as of December 31, 2004.

(26) ING Investments, the investment advisor to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading, "Total Waivers or Reductions." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

(27) Effective December 5, 2005, the portfolio name "ING Salomon Brothers Investors Portfolio" is changed to "ING Lord Abbett Affiliated Portfolio".

(28) Effective December 5, 2005, this portfolio is available as an investment option under the contract.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year            3 years            5 years            10 years
            $1,142            $2,019             $2,686             $5,315
      --------------------------------------------------------------------------
      2) If you annuitize at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year            3 years            5 years            10 years
            $1,142            $2,019             $2,686             $5,315
      --------------------------------------------------------------------------
      3) If you do not surrender your contract:
      --------------------------------------------------------------------------
            1 year            3 years            5 years            10 years
             $542             $1,619             $2,686             $5,315
      --------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

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Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
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ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

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Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Certain funds are designated as "Master-Feeder", "LifeStyle Funds" or "MarketPro Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle or MarketPro Funds are appropriate for you, particularly if you are a conservative investor.


If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time.

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Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

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CHARGES AND FEES
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We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED      0         1         2           3         4+
        SINCE PREMIUM PAYMENT

      SURRENDER CHARGE (AS A
        PERCENTAGE OF PREMIUM     6%        5%        4%          3%        0%
        PAYMENT)

      WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

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      FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Benefit Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

      REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

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CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

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                             QUARTERLY RATCHET                   MAX 7
      STANDARD                   ENHANCED                      ENHANCED
   DEATH BENEFIT               DEATH BENEFIT                 DEATH BENEFIT
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             Annual                       Annual                        Annual
             Charge                       Charge                        Charge
            Expressed                   Expressed                     Expressed
Annual      as Daily         Annual     as Daily         Annual        as Daily
Charge        Rate           Charge       Rate           Charge          Rate

1.50%       0.004141%        1.75%      0.004837%        2.05%        0.005675%
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      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

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      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

      --------------------------------------------------------------------
      AS AN ANNUAL CHARGE                 AS A QUARTERLY CHARGE
      --------------------------------------------------------------------
      0.75% of the MGIB Benefit Base      0.19% of the MGIB Benefit Base
      --------------------------------------------------------------------

Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Benefit Base and MGIB Rate.


      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (ING LIFEPAY). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your rider's Lifetime Automatic Periodic Benefit ("LAPB") Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Lifetime Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


      TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

            Fidelity Variable Insurance Products Portfolio
            ProFunds VP
            AIM Variable Insurance Funds
            Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

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CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners. Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

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You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT


We will issue a Contract only if both the annuitant and the contract owner are age 80 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

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CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

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Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

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TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in "Determining the MGIB Annuity Income", below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider's income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G -- Examples of Minimum Guaranteed Income Benefit Calculation.

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The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see "The Trust and Funds -- Covered Funds and Special Funds." No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

            A)    CALCULATION OF MGIB ROLLUP BASE

                  The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;
                  (b)   is the MGIB Rollup Base for Special Funds; and
                  (c)   is the contract value of Excluded Funds.

                  The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

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                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

                  THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB ROLLUP BASE USED TO DETERMINE BENEFITS.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

                  Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

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            B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and
                  (b)   is the contract value for Excluded Funds.

                  THE MGIB RATCHET BASE FOR COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS equals:

                  o on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

                  THE MGIB RATCHET BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB RATCHET BENEFIT BASE USED TO DETERMINE BENEFITS.

                  A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

      (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

      (ii)  Income for 20-30 year certain.

      (iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

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Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.


      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.


      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT ("ING LIFEPAY") RIDER. The ING LifePay rider is an optional benefit which guarantees that if your contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal ("MAW"), we will pay an amount equal to the MAW annually until the death of the annuitant.

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      LIFETIME GUARANTEED WITHDRAWAL STATUS. This status begins on the date the rider is issued (the "effective date of the rider") and continues until the earliest of:


      1)    the annuity commencement date;


      2) reduction of the contract value to zero by a withdrawal in excess of the MAW (see "Lifetime Automatic Periodic Benefit Status" below);


      3) reduction of the contract value to zero by a withdrawal less than or equal to the MAW;

      4)    the surrender or annuitization of the Contract; or

      5)    the death of the owner, or first owner, in the case of joint owners.


      PURCHASE. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners. The only exception is if the owner is a non-natural owner. The minimum issue age is 50 and the maximum issue age is 80. The applicable age is the age of the owner (if there are joint owners or the owner is non-natural, the annuitant) on the contract anniversary on which the rider is effective. Some broker dealers may limit availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment option restrictions described below. The rider will be effective as of that contract anniversary.


The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider. The Growth Phase ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first. The ING LifePay Base (referred to as the "MGWB Base" in the Contract) is used to determine the MAW,

      1) If you purchased the ING LifePay rider on the contract date: the initial ING LifePay Base is equal to the initial premium.

      2) If you purchased the ING LifePay rider after the contract date: the initial ING LifePay Base is equal to the contract value on the effective date of the rider.

The ING LifePay Base is increased dollar-for-dollar by any additional eligible premiums. Eligible premiums are premiums received during the Growth Phase. The ING LifePay Base is also increased to equal the contract value, if the contract value is greater, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase.

Any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the MAW. However, premiums received during the Withdrawal Phase increase the contract value used to determine the reset MAW if you choose to reset the ING LifePay rider (see "ING LifePay Reset Option", below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

      DETERMINATION OF THE MAW. The MAW is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of the contract value and the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after the MAW is determined. The MAW percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

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          ---------------------------------------------------------
              Annuitant Age                       MAW %
          ---------------------------------------------------------
                  50-59                            4%
          ---------------------------------------------------------
                  60-75                            5%
          ---------------------------------------------------------
                  76-80                            6%
          ---------------------------------------------------------
                   81+                             7%
          ---------------------------------------------------------


Once determined, the MAW percentage never changes for the Contract, except as provided for under spousal continuation. See "Continuation After Death- Spouse" below.


If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout from the Contract and annual payments equal to the MAW.


If withdrawals in any contract year exceed the MAW, the MAW will be reduced on a pro-rata basis. This means that the MAW will be reduced by the same proportion that the withdrawal in excess of the MAW is of the contract value determined: 1) before the withdrawal for the amount in excess of the MAW; and 2) after the withdrawal for the amount withdrawn up to the MAW without regard to the excess withdrawal. Please see Appendix H, ING LifePay Partial Withdrawal Examples.


Whenever a withdrawal is made, the total withdrawals taken in a contract year are compared with the current MAW. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current MAW, that withdrawal is considered excess. For purposes of determining whether the MAW has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the MAW reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.

      REQUIRED MINIMUM DISTRIBUTIONS. Withdrawals taken from this Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended ("RMD"), that exceed the MAW for a specific contract year, will not be deemed excess withdrawals in that contract year, subject to the following rules:


      1. If your RMD for a calendar year (determined on a date on or before January 31 of that year, applicable to this Contract, is greater than the MAW on that date, an Additional Withdrawal Amount will be set equal to that portion of the RMD that exceeds the MAW.


      2. You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

      3. Any withdrawals taken in a Contract Year will count first against the MAW for that contract year.

      4. Once the MAW for the then current contract year has been taken, additional amounts withdrawn in excess of the MAW, other than RMD's will count against and reduce any Additional Withdrawal Amount.

      5. Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the MAW on a pro-rata basis, as described above.

      6. The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.


      7. If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the RMD for that year over the MAW on the date the MAW is established.


      INVESTMENT ADVISORY FEES. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of this contract's values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

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      ING LIFEPAY RESET OPTION. Beginning one year after the Withdrawal Phase begins, you may choose to reset the MAW, if the MAW percentage times the contract value would be greater than your current MAW. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the "Reset Effective Date"), the MAW will increase to be equal to the MAW percentage times the contract value on the Reset Effective Date.


After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new MAW on the date the request is received would be less than your current MAW.


If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years.


      INVESTMENT OPTION RESTRICTIONS. While the ING LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. To the extent your contract value is not allocated to Accepted Funds, your allocations will be rebalanced to maintain at least 20% of such contract value in Fixed Allocation Funds. See "Fixed Allocation Fund Automatic Rebalancing ('FAFAR')" below.


      ACCEPTED FUNDS. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.


      FIXED ALLOCATION FUNDS. The Fixed Allocation Fund is the ING VP Intermediate Bond Fund. While the rider is in effect, any allocation of contract value to a Fixed Allocation Fund will be considered a Covered Fund allocation for purposes of calculating any applicable death benefit guaranteed under the Contract. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

      OTHER FUNDS. All portfolios available under the Contract that are not Accepted Funds or Fixed Allocation Funds are considered Other Funds.


      FIXED ALLOCATION FUND AUTOMATIC REBALANCING ("FAFAR"). If the contract value in Fixed Allocation Funds is less than 20% of the contract value not Allocated to Accepted Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to Fixed Allocation Funds and Other Funds to restore the required allocation. Accepted Funds are excluded from FAFAR. Any rebalancing is done on a pro-rata basis among Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:


            1.    receipt of additional premiums;

            2. transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

            3.    withdrawals from a Fixed Allocation Fund or Other Fund.

FAFAR is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to not be in accordance with the investment option restrictions, FAFAR will occur immediately after that to restore the required allocations.

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      LIFETIME AUTOMATIC PERIODIC BENEFIT ("LAPB") STATUS. If the contract value is reduced to zero (other than by a withdrawal in excess of the MAW), while the rider is in Lifetime Guaranteed Withdrawal Status, the status of the rider changes to LAPB Status and you are entitled to receive periodic payments in an annual amount equal to the MAW. If the contract value is reduced to zero by a withdrawal in excess of the MAW, the Contract and the rider will terminate due to the pro-rata reduction described above.

When the rider enters LAPB Status,

      1) the Contract will provide no further benefits other than as provided in the ING LifePay rider;

      2)    no further premium payments will be accepted;

      3) any other riders attached to the Contract will terminate, unless otherwise specified in the rider.

During LAPB Status, we will pay you periodic payments equal to the MAW. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in LAPB Status until it terminates without value upon the annuitant's death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters LAPB Status and will continue to be paid annually thereafter. If, at the time the rider enters LAPB Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual MAW. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

      DEATH OF OWNER OR ANNUITANT. The ING LifePay rider and charges terminate on the earlier of:

      1) if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death ("claim date") of the owner or first owner, in the case of joint owners, or the annuitant if there is a non-natural owner;


      2)    date the rider enters LAPB status.


Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.

      CONTINUATION AFTER DEATH -- SPOUSE. If the surviving spouse of the deceased owner continues the contract (see, "Death Benefit Choices- Continuation After Death- Spouse"), this rider will also continue, provided the following conditions are met:

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      1) The spouse is at least 50 years old on the date the Contract is continued; and

      2)    The spouse becomes the annuitant and sole owner.


If the rider is in the Growth Phase at the time of spousal continuation:


      1)    The rider will continue in the Growth Phase;

      2) On the date the rider is continued, the ING LifePay Base will be reset to equal the then current contract value;

      3) The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

      4) The MAW percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse's age on that date.


If the rider is in the Withdrawal Phase at the time of spousal continuation:


      1)    The rider will continue in the Withdrawal Phase;


      2) On the contract anniversary following the date the rider is continued,

            a. If the surviving spouse had not been the annuitant before the owner's death,

                  i. The MAW is recalculated as the MAW percentage based on the surviving spouse's age on that contract anniversary multiplied by the current contract value on that contract anniversary.

                  ii. The MAW is considered to be zero from the claim date to that contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the contract value to fall to zero will terminate the Contract and rider.

            b. If the surviving spouse had been the annuitant before the owner's death,

                  i. The MAW is recalculated as the greater of the MAW on the claim date (adjusted for excess withdrawals thereafter) and the MAW resulting from multiplying the original MAW percentage by the current contract value on that contract anniversary.

                  ii. The MAW does not go to zero on the claim date. Withdrawals may continue under the rider provisions.

      3) The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date;

      CHANGE OF OWNER OR ANNUITANT. Other than as provided above under "Continuation After Death- Spouse", you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:


      1)    spousal continuation as described above;

      2)    change of owner from one custodian to another custodian;

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      3) change of owner from a custodian for the benefit of an individual to the same individual;

      4) change of owner from an individual to a custodian for the benefit of the same individual;

      5)    collateral assignments;

      6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

      7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

      8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

      TERMINATION OF THE RIDER. The ING LifePay rider may not be cancelled unless the Contract is surrendered or annuitized, other than as described above under "Lifetime Guaranteed Withdrawal Status" and "Death of Owner or Annuitant".For a discussion of the charges we deduct under the ING LifePay rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the ING LifePay rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

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If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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                                                MAXIMUM PERCENTAGE
        FREQUENCY                      OF PREMIUMS NOT PREVIOUSLY WITHDRAWN
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        Monthly                                     0.84%
        Quarterly                                   2.50%
        Annually                                   10.00%
      ----------------------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

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If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.    exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

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With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

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Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

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AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

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You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

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For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

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The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

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If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

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CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

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If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF ING LIFEPAY RIDER ON DEATH BENEFIT

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider-Death or Change of Owner/Annuitant" for a description of the impact of the owner's death on the ING LifePay rider.

If you die during Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

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Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

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      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

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IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

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DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us. In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

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The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

      1.    UBS Financial Services Inc
      2.    Morgan Stanley Dean Witter
      3.    Linsco Private Ledger
      4.    Merrill Lynch
      5.    Citigroup Global Markets
      6.    Wachovia Securities
      7.    ING Financial Partners
      8.    Planning Corporation of America
      9.    National Planning Corporation
      10.   PrimeVest
      11.   A.G. Edwards
      12.   ING Financial Advisers, LLC
      13.   Multi-Financial Securities Corp
      14.   Financial Network Investment Corp
      15.   McDonald & Company
      16.   RBC Dain Rauscher
      17.   Mutual Service Corporation
      18.   First Financial Planners, Inc
      19.   Securities America
      20.   Investors Capital
      21.   Wells Fargo Investments, LLC
      22.   Waterstone Financial
      23.   Commonwealth Financial Network
      24.   Quick & Reilly, Inc.
      25.   NFP Securities Inc

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

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We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, along with the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

      DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

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      INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

      REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

      NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

      DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   TAXATION OF DISTRIBUTIONS

      GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

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      10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

      TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

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      TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

      DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

      ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

      IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

      MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

      WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distribute fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

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You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

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      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; and

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

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      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            -- Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            -- ING LifePay Minimum Guaranteed Withdrawal Benefit ("ING LifePay") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      TABLE OF CONTENTS
      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Registered Public Accounting Firm
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company Financial Statements of Separate Account B of ING USA Annuity and
        Life Insurance Company

--------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                  __________________________________________________
                  NAME

                  __________________________________________________
                  SOCIAL SECURITY NUMBER

                  __________________________________________________
                  STREET ADDRESS

                  __________________________________________________
                  CITY, STATE, ZIP


Landmark -136957                                                      11/01/2005

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.89       $7.32       $10.99      $10.00
AUV at end of period                                                         $10.49       $9.89        $7.32      $10.99
Number of accumulation units outstanding at end of period                   490,391     343,647       95,005       9,170
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.98       $7.83        $9.35      $10.00
AUV at end of period                                                         $10.66       $9.98        $7.83       $9.35
Number of accumulation units outstanding at end of period                   348,574     368,146      200,146       5,433
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.58       $7.62       $10.26      $10.00
AUV at end of period                                                         $10.14       $9.58        $7.62      $10.26
Number of accumulation units outstanding at end of period                   573,077     507,003      183,978       7,400
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.66       $8.43       $10.00
AUV at end of period                                                         $11.89      $10.66        $8.43
Number of accumulation units outstanding at end of period                   542,920     224,254       65,382
AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.33       $6.35        $8.10      $10.00
AUV at end of period                                                          $8.91       $7.33        $6.35       $8.10
Number of accumulation units outstanding at end of period                   650,887     212,386       51,660       1,002
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.83      $10.00
AUV at end of period                                                         $16.67      $13.83
Number of accumulation units outstanding at end of period                 1,745,035     202,533
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.98       $7.80        $9.58      $10.00
AUV at end of period                                                         $10.92       $9.98        $7.80       $9.58
Number of accumulation units outstanding at end of period                 1,820,927     947,458      177,883          --
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.28       $6.35        $9.26      $10.00
AUV at end of period                                                          $8.39       $8.28        $6.35       $9.26
Number of accumulation units outstanding at end of period                 2,221,606   1,641,662      202,569          --
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.77       $9.71       $14.46      $18.65      $21.51
AUV at end of period                                                         $14.57      $13.77        $9.71      $14.46      $18.65
Number of accumulation units outstanding at end of period                   646,998     477,375      335,993     414,298     185,121
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $16.31       $9.92       $14.42      $17.00      $19.97
AUV at end of period                                                         $19.17      $16.31        $9.92      $14.42      $17.00
Number of accumulation units outstanding at end of period                 1,007,648     845,094      481,010     388,823     181,294


                                       A1

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                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.76      $10.00
AUV at end of period                                                         $11.85      $10.76
Number of accumulation units outstanding at end of period                 7,574,705   1,003,541
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.98      $10.00
AUV at end of period                                                         $11.86      $10.98
Number of accumulation units outstanding at end of period                 5,275,914     536,261
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.61      $10.00
AUV at end of period                                                         $13.54      $11.61
Number of accumulation units outstanding at end of period                 2,513,020     241,840
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.05       $7.47        $9.97      $10.52      $10.00
AUV at end of period                                                         $10.80      $10.05        $7.47       $9.97      $10.52
Number of accumulation units outstanding at end of period                 4,782,802   3,956,879    2,660,135   1,400,044     181,541
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.01      $13.43       $17.11      $19.75      $21.96
AUV at end of period                                                         $19.65      $18.01       $13.43      $17.11      $19.75
Number of accumulation units outstanding at end of period                 1,520,291   1,411,896    1,121,603     791,259     406,790
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.82      $12.91       $17.60      $18.17      $23.49
AUV at end of period                                                         $18.84      $17.82       $12.91      $17.60      $18.17
Number of accumulation units outstanding at end of period                 1,628,458   1,326,176      874,016     534,470     184,093
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                    $8.88       $6.16        $7.01       $7.52      $11.62
AUV at end of period                                                         $10.28       $8.88        $6.16       $7.01       $7.52
Number of accumulation units outstanding at end of period                 1,024,922     472,273      249,736     203,417      52,533
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.08      $14.68       $17.99      $19.14      $17.30
AUV at end of period                                                         $20.43      $18.08       $14.68      $17.99      $19.14
Number of accumulation units outstanding at end of period                   394,924     364,191      318,880     183,496      41,973
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.95
AUV at end of period                                                          $9.89
Number of accumulation units outstanding at end of period                   346,643
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.92
AUV at end of period                                                         $10.47
Number of accumulation units outstanding at end of period                    45,865
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                    $9.44       $7.19        $9.06       $9.87      $10.00
AUV at end of period                                                         $11.52       $9.44        $7.19       $9.06       $9.87
Number of accumulation units outstanding at end of period                 2,007,253   1,236,349      877,092     390,858       9,164
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                   $10.43      $10.07       $10.00
AUV at end of period                                                         $10.48      $10.43       $10.07
Number of accumulation units outstanding at end of period                     9,426      19,502       19,504
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.52      $10.00       $10.00
AUV at end of period                                                         $10.65      $10.52
Number of accumulation units outstanding at end of period                     6,337       6,370           --


                                       A2

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                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.71      $10.00
AUV at end of period                                                          $9.73       $9.71
Number of accumulation units outstanding at end of period                    46,500      57,052
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.24      $10.00
AUV at end of period                                                         $10.37      $10.24
Number of accumulation units outstanding at end of period                    47,948      56,854
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.03      $10.00
AUV at end of period                                                         $10.17      $10.03
Number of accumulation units outstanding at end of period                    19,339      25,109
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during March 2004)
AUV at beginning of period                                                    $9.97
AUV at end of period                                                          $9.91
Number of accumulation units outstanding at end of period                    54,672
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.97
AUV at end of period                                                         $10.35
Number of accumulation units outstanding at end of period                   122,780
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                    $9.98
AUV at end of period                                                         $10.46
Number of accumulation units outstanding at end of period                   181,888
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.07
Number of accumulation units outstanding at end of period                   121,031
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.42       $4.63        $7.60      $10.00
AUV at end of period                                                          $7.04       $6.42        $4.63       $7.60
Number of accumulation units outstanding at end of period                   915,327     555,046      240,376      35,022
ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $20.28      $13.55       $13.67      $15.81      $15.76
AUV at end of period                                                         $21.23      $20.28       $13.55      $13.67      $15.81
Number of accumulation units outstanding at end of period                   643,253     349,772      108,460      18,910       5,200
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $9.01       $7.09        $8.60      $11.32      $14.90
AUV at end of period                                                         $10.34       $9.01        $7.09       $8.60      $11.32
Number of accumulation units outstanding at end of period                   677,330     460,646      244,423      66,133
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.94       $6.04        $8.30       $8.88      $10.00
AUV at end of period                                                         $10.30       $8.94        $6.04       $8.30       $8.88
Number of accumulation units outstanding at end of period                   395,916     344,837      246,924     151,551       9,174
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.88      $14.64       $21.05      $24.59      $28.98
AUV at end of period                                                         $20.91      $18.88       $14.64      $21.05      $24.59
Number of accumulation units outstanding at end of period                   411,913     463,551      479,670     337,955     124,676
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.86      $10.00
AUV at end of period                                                         $13.85      $11.86
Number of accumulation units outstanding at end of period                   566,780      56,919


                                       A3

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                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.34       $7.83       $10.00
AUV at end of period                                                         $13.63      $10.34        $7.83
Number of accumulation units outstanding at end of period                 1,021,256     506,711      114,380
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.59       $8.21       $10.00
AUV at end of period                                                         $12.29      $10.59        $8.21
Number of accumulation units outstanding at end of period                 1,879,994     296,301       81,977
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.45       $7.01        $8.84       $9.94      $10.00
AUV at end of period                                                          $9.46       $8.45        $7.01       $8.84       $9.94
Number of accumulation units outstanding at end of period                 2,715,141   2,048,406    1,160,152     480,294      19,469
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.13
AUV at end of period                                                         $11.24
Number of accumulation units outstanding at end of period                 2,210,106
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.04
AUV at end of period                                                         $11.12
Number of accumulation units outstanding at end of period                 5,655,755
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.02
AUV at end of period                                                         $10.95
Number of accumulation units outstanding at end of period                 4,847,018
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.04
AUV at end of period                                                         $10.81
Number of accumulation units outstanding at end of period                 1,873,298
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $19.62      $19.40       $18.39      $17.18      $16.19
AUV at end of period                                                         $19.56      $19.62       $19.40      $18.39      $17.18
Number of accumulation units outstanding at end of period                   809,812   1,154,037      917,937     389,087      49,754
ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $15.09      $15.23       $15.26      $14.94      $14.37
AUV at end of period                                                         $14.97      $15.09       $15.23      $15.26      $14.94
Number of accumulation units outstanding at end of period                 1,780,415   1,848,567    1,599,933     953,602     302,892
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.49      $10.34       $14.92      $21.75      $28.89
AUV at end of period                                                         $14.93      $13.49       $10.34      $14.92      $21.75
Number of accumulation units outstanding at end of period                 2,512,016   1,979,404    1,434,608   1,236,743     693,052
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.79       $8.36       $10.00
AUV at end of period                                                         $11.83      $10.79        $8.36
Number of accumulation units outstanding at end of period                   265,975     128,265       36,244
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.94       $7.96       $10.00
AUV at end of period                                                         $10.86       $9.94        $7.96
Number of accumulation units outstanding at end of period                   188,506     161,256       60,487
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.54      $15.74       $31.27      $41.63      $38.15
AUV at end of period                                                         $24.37      $21.54       $15.74      $31.27      $41.63
Number of accumulation units outstanding at end of period                 1,290,210   1,153,663      844,740     569,707     186,073


                                       A4

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                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.62      $18.83       $20.18      $20.42      $17.27
AUV at end of period                                                         $23.63      $21.62       $18.83      $20.18      $20.42
Number of accumulation units outstanding at end of period                 2,977,831   2,396,435    1,672,477     915,770     205,502
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.16      $14.82       $20.06      $25.97      $26.65
AUV at end of period                                                         $20.16      $18.16       $14.82      $20.06      $25.97
Number of accumulation units outstanding at end of period                   887,678     933,001      921,349     792,240     378,215
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $12.82      $12.44       $11.64      $11.55      $11.32
AUV at end of period                                                         $13.22      $12.82       $12.44      $11.64      $11.55
Number of accumulation units outstanding at end of period                 3,434,155   2,698,621    1,936,106     244,538      14,652
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.80
Number of accumulation units outstanding at end of period                 4,403,121
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.81      $10.00
AUV at end of period                                                         $11.63      $10.81
Number of accumulation units outstanding at end of period                 1,121,331      94,036
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $11.59       $8.49       $11.59      $11.57      $10.00
AUV at end of period                                                         $12.29      $11.59        $8.49      $11.59      $11.57
Number of accumulation units outstanding at end of period                 2,410,480   2,190,115    1,505,988     807,563      70,600
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.34       $8.01       $10.58      $11.24      $10.00
AUV at end of period                                                         $11.18      $10.34        $8.01      $10.58      $11.24
Number of accumulation units outstanding at end of period                 1,173,059   1,081,824    1,030,211     401,684      21,065
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $33.19      $26.95       $27.27      $25.23      $20.42
AUV at end of period                                                         $38.07      $33.19       $26.95      $27.27      $25.23
Number of accumulation units outstanding at end of period                 3,119,934   1,938,760    1,232,631     477,872      61,545
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $24.27      $19.72       $23.10      $23.17      $19.74
AUV at end of period                                                         $27.43      $24.27       $19.72      $23.10      $23.17
Number of accumulation units outstanding at end of period                 2,602,040   1,543,749      814,592     410,546      79,161
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                    $8.38       $7.22
AUV at end of period                                                          $9.14       $8.38
Number of accumulation units outstanding at end of period                   837,292     434,716
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.50       $7.81       $10.00
AUV at end of period                                                         $10.02       $9.50        $7.81
Number of accumulation units outstanding at end of period                   299,252     186,268       28,455
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.97       $8.83       $10.00
AUV at end of period                                                         $12.15      $10.97        $8.83
Number of accumulation units outstanding at end of period                 1,143,284     441,247      136,897
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $22.32      $17.75       $21.17      $24.45      $25.20
AUV at end of period                                                         $25.05      $22.32       $17.75      $21.17      $24.45
Number of accumulation units outstanding at end of period                 1,423,862   1,070,653      835,107     752,796     428,500


                                       A5

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                   $36.64      $27.05       $27.45      $25.81      $20.18
AUV at end of period                                                         $49.64      $36.64       $27.05      $27.45      $25.81
Number of accumulation units outstanding at end of period                   672,058     395,687      242,782      77,777      12,612
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $11.08
Number of accumulation units outstanding at end of period                   120,279
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.92      $10.00
AUV at end of period                                                          $9.67       $8.92
Number of accumulation units outstanding at end of period                 1,211,622     392,888
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.49
AUV at end of period                                                         $10.92
Number of accumulation units outstanding at end of period                   505,878
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.39
AUV at end of period                                                         $11.33
Number of accumulation units outstanding at end of period                   456,418
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.08      $10.63       $10.00
AUV at end of period                                                         $11.40      $11.08       $10.63
Number of accumulation units outstanding at end of period                 1,881,640     337,031       88,275
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.09       $7.07        $9.34      $10.00
AUV at end of period                                                          $9.74       $9.09        $7.07       $9.34
Number of accumulation units outstanding at end of period                   247,085     219,722      153,013      28,170
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.09
AUV at end of period                                                          $7.45
Number of accumulation units outstanding at end of period                   316,589
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.26       $4.60        $8.32      $10.00
AUV at end of period                                                          $6.77       $6.26        $4.60       $8.32
Number of accumulation units outstanding at end of period                 1,295,970     951,109      563,709     111,946
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                    $6.57       $5.17        $6.99       $8.74      $10.00
AUV at end of period                                                          $7.07       $6.57        $5.17       $6.99       $8.74
Number of accumulation units outstanding at end of period                   521,142     424,273      322,466     158,546      39,547
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                    $5.41       $4.24        $6.27       $7.83      $10.00
AUV at end of period                                                          $5.81       $5.41        $4.24       $6.27       $7.83
Number of accumulation units outstanding at end of period                   823,183     650,697      522,740     201,082      15,840
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.20       $7.95       $10.14      $11.64      $12.48
AUV at end of period                                                         $11.12      $10.20        $7.95      $10.14      $11.64
Number of accumulation units outstanding at end of period                   582,535     676,563      745,490     468,628     187,618
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.04       $7.44        $9.37      $10.00
AUV at end of period                                                          $9.86       $9.04        $7.44       $9.37
Number of accumulation units outstanding at end of period                   867,657     600,838      184,119       9,738


                                       A6

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.59       $9.34       $10.71      $10.00
AUV at end of period                                                         $15.07      $12.59        $9.34      $10.71
Number of accumulation units outstanding at end of period                 3,544,567   1,315,892      338,219       6,577
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.20       $6.64        $8.88      $10.00
AUV at end of period                                                          $8.78       $8.20        $6.64       $8.88
Number of accumulation units outstanding at end of period                   391,752     212,538      127,499      92,175
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.22       $6.03        $8.25      $10.00
AUV at end of period                                                          $9.24       $8.22        $6.03       $8.25
Number of accumulation units outstanding at end of period                   236,069     118,462       64,317      14,668
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.36      $10.00
AUV at end of period                                                          $8.20       $9.36
Number of accumulation units outstanding at end of period                   737,507      29,131
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.08       $7.18        $9.41      $10.00
AUV at end of period                                                         $11.58      $10.08        $7.18       $9.41
Number of accumulation units outstanding at end of period                   702,471     550,359      236,885      18,943
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                    $5.60       $4.09        $5.39       $8.56      $10.00
AUV at end of period                                                          $6.40       $5.60        $4.09       $5.39       $8.56
Number of accumulation units outstanding at end of period                 1,316,700     940,235      243,444     109,344       3,557

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.85       $7.31       $10.98      $10.00
AUV at end of period                                                         $10.44       $9.85        $7.31      $10.98
Number of accumulation units outstanding at end of period                   612,123     574,799      144,579       7,111
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.94       $7.81        $9.35      $10.00
AUV at end of period                                                         $10.61       $9.94        $7.81       $9.35
Number of accumulation units outstanding at end of period                   520,434     612,566      284,060      18,560
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.54       $7.61       $10.25      $10.00
AUV at end of period                                                         $10.08       $9.54        $7.61      $10.25
Number of accumulation units outstanding at end of period                   759,944     833,580      375,102      25,836
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.63       $8.42       $10.00
AUV at end of period                                                         $11.84      $10.63        $8.42
Number of accumulation units outstanding at end of period                   395,526     301,537       54,250
AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.30       $6.33        $8.09      $10.00
AUV at end of period                                                          $8.86       $7.30        $6.33       $8.09
Number of accumulation units outstanding at end of period                   643,949     360,781      167,758      16,134


                                       A7

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.81      $10.00
AUV at end of period                                                         $16.63      $13.81
Number of accumulation units outstanding at end of period                   852,061     243,070
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.94       $7.79        $9.57      $10.00
AUV at end of period                                                         $10.86       $9.94        $7.79       $9.57
Number of accumulation units outstanding at end of period                 1,417,019   1,180,858      178,752          --
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.25       $6.33        $9.25      $10.00
AUV at end of period                                                          $8.35       $8.25        $6.33       $9.25
Number of accumulation units outstanding at end of period                 1,896,433   2,329,442      244,586         652
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.60       $9.61       $14.32      $18.50      $21.37
AUV at end of period                                                         $14.37      $13.60        $9.61      $14.32      $18.50
Number of accumulation units outstanding at end of period                 1,327,212   1,533,657    1,196,567   1,447,650   1,203,898
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $16.11       $9.82       $14.30      $16.88      $19.86
AUV at end of period                                                         $18.91      $16.11        $9.82      $14.30      $16.88
Number of accumulation units outstanding at end of period                 2,040,024   2,304,112    1,761,535   1,586,391   1,171,869
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.76      $10.00
AUV at end of period                                                         $11.82      $10.76
Number of accumulation units outstanding at end of period                 3,253,026     913,862
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.98      $10.00
AUV at end of period                                                         $11.83      $10.98
Number of accumulation units outstanding at end of period                 2,706,900     724,335
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.60      $10.00
AUV at end of period                                                         $13.52      $11.60
Number of accumulation units outstanding at end of period                 1,413,483     261,151
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                    $9.99       $7.44        $9.94      $10.51      $10.00
AUV at end of period                                                         $10.72       $9.99        $7.44       $9.94      $10.51
Number of accumulation units outstanding at end of period                 6,986,111   6,791,260    5,103,821   3,603,942   1,403,629
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.70      $13.23       $16.87      $19.51      $21.72
AUV at end of period                                                         $19.29      $17.70       $13.23      $16.87      $19.51
Number of accumulation units outstanding at end of period                 1,790,400   1,938,963    1,564,388   1,137,846     621,115
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.61      $12.77       $17.44      $18.03      $23.35
AUV at end of period                                                         $18.58      $17.61       $12.77      $17.44      $18.03
Number of accumulation units outstanding at end of period                 2,430,551   2,774,027    2,319,410   1,876,959   1,163,996
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                    $8.80       $6.11        $6.97       $7.49      $11.58
AUV at end of period                                                         $10.18       $8.80        $6.11       $6.97       $7.49
Number of accumulation units outstanding at end of period                 1,042,282     847,929      690,414     640,405     549,427
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.84      $14.50       $17.80      $18.97      $17.17
AUV at end of period                                                         $20.12      $17.84       $14.50      $17.80      $18.97
Number of accumulation units outstanding at end of period                   904,507     983,871      923,702     706,803     298,983


                                       A8

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.95
AUV at end of period                                                          $9.88
Number of accumulation units outstanding at end of period                   137,601
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.73
AUV at end of period                                                         $10.46
Number of accumulation units outstanding at end of period                       736
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                    $9.39       $7.17        $9.05       $9.87      $10.00
AUV at end of period                                                         $11.45       $9.39        $7.17       $9.05       $9.87
Number of accumulation units outstanding at end of period                 2,325,815   2,031,360    1,611,467     815,848      55,360
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                   $10.41      $10.06       $10.00
AUV at end of period                                                         $10.44      $10.41       $10.06
Number of accumulation units outstanding at end of period                   342,798     416,352      508,431
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.50      $10.00       $10.00
AUV at end of period                                                         $10.61      $10.50       $10.00
Number of accumulation units outstanding at end of period                   404,842     434,915        1,187
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.70      $10.00
AUV at end of period                                                          $9.70       $9.70
Number of accumulation units outstanding at end of period                   521,300     653,999
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.23      $10.00
AUV at end of period                                                         $10.34      $10.23
Number of accumulation units outstanding at end of period                   490,833     588,194
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during October 2003)
AUV at beginning of period                                                   $10.02      $10.00
AUV at end of period                                                         $10.15      $10.02
Number of accumulation units outstanding at end of period                   466,936     495,513
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.90      $10.00
Number of accumulation units outstanding at end of period                   509,721      35,584
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during April 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $10.34
Number of accumulation units outstanding at end of period                   175,257
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                    $9.97
AUV at end of period                                                         $10.45
Number of accumulation units outstanding at end of period                     1,982
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                    $9.98
AUV at end of period                                                         $10.06
Number of accumulation units outstanding at end of period                    24,808
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.39       $4.62        $7.60      $10.00
AUV at end of period                                                          $7.00       $6.39        $4.62       $7.60
Number of accumulation units outstanding at end of period                   879,167     932,881      220,935      46,906


                                       A9

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $19.83      $13.26       $13.40      $15.53      $15.50
AUV at end of period                                                         $20.72      $19.83       $13.26      $13.40      $15.53
Number of accumulation units outstanding at end of period                   588,098     496,935      302,602      94,214      42,632
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $8.90       $7.02        $8.52      $11.23      $14.81
AUV at end of period                                                         $10.20       $8.90        $7.02       $8.52      $11.23
Number of accumulation units outstanding at end of period                 1,399,198   1,458,594    1,565,175   1,182,590   1,033,869
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.89       $6.02        $8.28       $8.88      $10.00
AUV at end of period                                                         $10.23       $8.89        $6.02       $8.28       $8.88
Number of accumulation units outstanding at end of period                   573,273     629,201      401,444     319,420      62,575
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.55      $14.41       $20.74      $24.27      $28.64
AUV at end of period                                                         $20.51      $18.55       $14.41      $20.74      $24.27
Number of accumulation units outstanding at end of period                 1,286,081   1,511,002    1,643,362   1,587,677     981,676
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.86      $10.00
AUV at end of period                                                         $13.82      $11.86
Number of accumulation units outstanding at end of period                   176,344      80,497
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.31       $7.82       $10.00
AUV at end of period                                                         $13.63      $10.31        $7.82
Number of accumulation units outstanding at end of period                   873,013     681,441       95,249
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.57       $8.20       $10.00
AUV at end of period                                                         $12.24      $10.57        $8.20
Number of accumulation units outstanding at end of period                   630,752     268,993       51,442
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.41       $6.99        $8.83       $9.93      $10.00
AUV at end of period                                                          $9.40       $8.41        $6.99       $8.83       $9.93
Number of accumulation units outstanding at end of period                 3,269,858   3,698,410    2,513,592   1,282,147     148,807
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.69
AUV at end of period                                                         $11.23
Number of accumulation units outstanding at end of period                   770,621
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.86
AUV at end of period                                                         $11.11
Number of accumulation units outstanding at end of period                   961,249
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.09
AUV at end of period                                                         $10.94
Number of accumulation units outstanding at end of period                 1,346,989
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.08
AUV at end of period                                                         $10.80
Number of accumulation units outstanding at end of period                   863,041
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $19.18      $18.99       $18.03      $16.87      $15.92
AUV at end of period                                                         $19.09      $19.18       $18.99      $18.03      $16.87
Number of accumulation units outstanding at end of period                 1,972,193   2,934,073    2,793,640   1,730,153     507,893


                                      A10

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $14.75      $14.91       $14.96      $14.67      $14.13
AUV at end of period                                                         $14.62      $14.75       $14.91      $14.96      $14.67
Number of accumulation units outstanding at end of period                 5,378,659   5,614,607   10,613,768   9,752,616   2,657,053
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.34      $10.23       $14.79      $21.59      $28.72
AUV at end of period                                                         $14.73      $13.34       $10.23      $14.79      $21.59
Number of accumulation units outstanding at end of period                 4,872,617   5,319,925    4,731,610   5,132,970   3,791,737
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.76       $8.35       $10.00
AUV at end of period                                                         $11.78      $10.76        $8.35
Number of accumulation units outstanding at end of period                   285,244     206,043       53,879
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.92       $7.95       $10.00
AUV at end of period                                                         $10.82       $9.92        $7.95
Number of accumulation units outstanding at end of period                   138,104     111,582       27,465
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.24      $15.55       $30.92      $41.24      $37.84
AUV at end of period                                                         $24.00      $21.24       $15.55      $30.92      $41.24
Number of accumulation units outstanding at end of period                 2,244,738   2,586,393    2,356,960   2,066,676   1,240,675
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.32      $18.60       $19.96      $20.22      $17.13
AUV at end of period                                                         $23.27      $21.32       $18.60      $19.96      $20.22
Number of accumulation units outstanding at end of period                 4,747,334   4,841,190    3,921,173   2,673,135     836,664
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.91      $14.64       $19.84      $25.72      $26.43
AUV at end of period                                                         $19.85      $17.91       $14.64      $19.84      $25.72
Number of accumulation units outstanding at end of period                 1,916,552   2,135,321    2,132,959   1,666,295   1,007,294
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $12.64      $12.29       $11.51      $11.44      $11.23
AUV at end of period                                                         $13.02      $12.64       $12.29      $11.51      $11.44
Number of accumulation units outstanding at end of period                 4,229,657   4,187,288    3,457,462     958,057     183,531
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.79
Number of accumulation units outstanding at end of period                 5,910,000
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.80      $10.00
AUV at end of period                                                         $11.61      $10.80
Number of accumulation units outstanding at end of period                   414,445     147,757
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $11.52       $8.45       $11.56      $11.55      $10.00
AUV at end of period                                                         $12.20      $11.52        $8.45      $11.56      $11.55
Number of accumulation units outstanding at end of period                 3,539,089   4,017,738    3,308,447   2,722,089     780,053
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.28       $7.98       $10.55      $11.22      $10.00
AUV at end of period                                                         $11.10      $10.28        $7.98      $10.55      $11.22
Number of accumulation units outstanding at end of period                 1,181,536   1,251,944    1,333,387     820,331     145,735
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $32.45      $26.38       $26.74      $24.77      $20.08
AUV at end of period                                                         $37.15      $32.45       $26.38      $26.74      $24.77
Number of accumulation units outstanding at end of period                 5,095,640   4,498,234    3,716,910   1,927,531     400,243


                                      A11

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $23.73      $19.30       $22.64      $22.75      $19.41
AUV at end of period                                                         $26.77      $23.73       $19.30      $22.64      $22.75
Number of accumulation units outstanding at end of period                 2,660,206   2,387,635    1,769,554   1,103,377     311,484
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                    $8.34       $7.20
AUV at end of period                                                          $9.09       $8.34
Number of accumulation units outstanding at end of period                 1,156,727   1,112,008
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.47       $7.80       $10.00
AUV at end of period                                                          $9.98       $9.47        $7.80
Number of accumulation units outstanding at end of period                   474,240     423,091       37,952
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.94       $8.82       $10.00
AUV at end of period                                                         $12.10      $10.94        $8.82
Number of accumulation units outstanding at end of period                   793,145     565,302      133,794
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.98      $17.50       $20.91      $24.18      $24.96
AUV at end of period                                                         $24.63      $21.98       $17.50      $20.91      $24.18
Number of accumulation units outstanding at end of period                 1,987,888   2,020,012    1,678,851   1,489,476     803,307
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                   $35.82      $26.48       $26.91      $25.34      $19.85
AUV at end of period                                                         $48.45      $35.82       $26.48      $26.91      $25.34
Number of accumulation units outstanding at end of period                 1,026,075     933,790      639,504     310,014      77,442
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.05
AUV at end of period                                                         $11.07
Number of accumulation units outstanding at end of period                    30,346
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.89       $7.19
AUV at end of period                                                          $9.62       $8.89
Number of accumulation units outstanding at end of period                   578,842     335,685
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                   $11.03       $8.51
AUV at end of period                                                         $12.60      $11.03
Number of accumulation units outstanding at end of period                   175,614      25,111
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                   $11.43       $8.57
AUV at end of period                                                         $13.66      $11.43
Number of accumulation units outstanding at end of period                   166,880      56,252
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.05      $10.62       $10.00
AUV at end of period                                                         $11.35      $11.05       $10.62
Number of accumulation units outstanding at end of period                 1,363,166     785,879      616,917
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.05       $7.05        $9.33      $10.00
AUV at end of period                                                          $9.69       $9.05        $7.05       $9.33
Number of accumulation units outstanding at end of period                   285,036     304,573      190,988     102,246
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.06
AUV at end of period                                                          $7.41
Number of accumulation units outstanding at end of period                   348,463


                                      A12

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.24       $4.59        $8.31      $10.00
AUV at end of period                                                          $6.73       $6.24        $4.59       $8.31
Number of accumulation units outstanding at end of period                 1,460,032   1,478,756      696,664     222,328
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                    $6.53       $5.15        $6.98       $8.73      $10.00
AUV at end of period                                                          $7.02       $6.53        $5.15       $6.98       $8.73
Number of accumulation units outstanding at end of period                   872,735     910,436      598,428     468,772      84,578
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                    $5.38       $4.23        $6.25       $7.82      $10.00
AUV at end of period                                                          $5.77       $5.38        $4.23       $6.25       $7.82
Number of accumulation units outstanding at end of period                 1,009,998     981,934      934,116   1,102,268      89,929
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.11       $7.90       $10.08      $11.59      $12.45
AUV at end of period                                                         $11.00      $10.11        $7.90      $10.08      $11.59
Number of accumulation units outstanding at end of period                 1,247,179   1,519,191    1,932,333   1,789,954   1,176,897
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.00       $7.43        $9.37      $10.00
AUV at end of period                                                          $9.81       $9.00        $7.43       $9.37
Number of accumulation units outstanding at end of period                   657,577     648,278      229,508      22,142
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.55       $9.32       $10.71      $10.00
AUV at end of period                                                         $15.00      $12.55        $9.32      $10.71
Number of accumulation units outstanding at end of period                 2,059,509   1,373,009      503,892      23,811
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.17       $6.62        $8.87      $10.00
AUV at end of period                                                          $8.73       $8.17        $6.62       $8.87
Number of accumulation units outstanding at end of period                   883,577     990,737      475,785     244,571


PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.19       $6.01        $8.24      $10.00
AUV at end of period                                                          $9.19       $8.19        $6.01       $8.24
Number of accumulation units outstanding at end of period                   321,503     516,713      103,963      39,270
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.18       $9.35
Number of accumulation units outstanding at end of period                   451,133     108,486
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.04       $7.16        $9.40      $10.00
AUV at end of period                                                         $11.51      $10.04        $7.16       $9.40
Number of accumulation units outstanding at end of period                   972,699   1,323,338      420,431     132,361
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                    $5.57       $4.08        $5.38       $8.55      $10.00
AUV at end of period                                                          $6.35       $5.57        $4.08       $5.38       $8.55
Number of accumulation units outstanding at end of period                 1,363,830   1,299,827      360,089     212,147      12,698


                                      A13

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.83       $7.30       $10.98      $10.00
AUV at end of period                                                         $10.40       $9.83        $7.30      $10.98
Number of accumulation units outstanding at end of period                 1,250,785   1,025,962      237,698     119,539
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.92       $7.80        $9.34      $10.00
AUV at end of period                                                         $10.57       $9.92        $7.80       $9.34
Number of accumulation units outstanding at end of period                   828,642   1,036,218      407,036      18,432
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.52       $7.59       $10.25      $10.00
AUV at end of period                                                         $10.05       $9.52        $7.59      $10.25
Number of accumulation units outstanding at end of period                 1,521,283   1,604,306      736,096     289,358
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.62       $8.41       $10.00
AUV at end of period                                                         $11.81      $10.62        $8.41
Number of accumulation units outstanding at end of period                   668,459     510,398      100,699
AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.29       $6.32        $8.09      $10.00
AUV at end of period                                                          $8.83       $7.29        $6.32       $8.09
Number of accumulation units outstanding at end of period                 1,554,208     617,033      173,346      23,627
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.80      $10.00
AUV at end of period                                                         $16.60      $13.80
Number of accumulation units outstanding at end of period                 2,732,107     510,581
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.92       $7.78        $9.57      $10.00
AUV at end of period                                                         $10.82       $9.92        $7.78       $9.57
Number of accumulation units outstanding at end of period                 3,034,707   1,794,730      250,947
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.22       $6.33        $9.25      $10.00
AUV at end of period                                                          $8.32       $8.22        $6.33       $9.25
Number of accumulation units outstanding at end of period                 4,872,159   3,360,732      473,547
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.49       $9.54       $14.23      $18.40      $21.27
AUV at end of period                                                         $14.23      $13.49        $9.54      $14.23      $18.40
Number of accumulation units outstanding at end of period                 2,226,475   2,013,485    1,357,778   1,475,163   1,103,423
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $15.99       $9.76       $14.21      $16.80      $19.78
AUV at end of period                                                         $18.75      $15.99        $9.76      $14.21      $16.80
Number of accumulation units outstanding at end of period                 3,046,960   2,753,698    1,863,527   1,557,259     874,247
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.75      $10.00
AUV at end of period                                                         $11.81      $10.75
Number of accumulation units outstanding at end of period                12,085,363   1,785,979
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.97      $10.00
AUV at end of period                                                         $11.82      $10.97
Number of accumulation units outstanding at end of period                 9,395,072   1,387,064
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.60      $10.00
AUV at end of period                                                         $13.50      $11.60
Number of accumulation units outstanding at end of period                 3,432,847     564,361


                                      A14

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                    $9.95       $7.42        $9.92      $10.50      $10.00
AUV at end of period                                                         $10.67       $9.95        $7.42       $9.92      $10.50
Number of accumulation units outstanding at end of period                 9,824,888   8,602,293    6,279,536   4,320,851     993,651
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.50      $13.09       $16.72      $19.34      $21.56
AUV at end of period                                                         $19.05      $17.50       $13.09      $16.72      $19.34
Number of accumulation units outstanding at end of period                 2,325,689   2,098,781    1,515,003   1,118,604     522,271
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.46      $12.68       $17.34      $17.94      $23.25
AUV at end of period                                                         $18.41      $17.46       $12.68      $17.34      $17.94
Number of accumulation units outstanding at end of period                 3,360,369   3,243,334    2,389,036   1,918,122     825,516
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                    $8.75       $6.08        $6.94       $7.47      $11.56
AUV at end of period                                                         $10.11       $8.75        $6.08       $6.94       $7.47
Number of accumulation units outstanding at end of period                 1,999,161   1,334,968      847,173     509,513     259,187
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.67      $14.38       $17.68      $18.85      $17.08
AUV at end of period                                                         $19.92      $17.67       $14.38      $17.68      $18.85
Number of accumulation units outstanding at end of period                 1,083,314   1,029,028      983,703     665,936     162,505
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                          $9.87
Number of accumulation units outstanding at end of period                   592,804
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.78
AUV at end of period                                                         $10.45
Number of accumulation units outstanding at end of period                    45,863
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                    $9.36       $7.15        $9.04       $9.87      $10.00
AUV at end of period                                                         $11.40       $9.36        $7.15       $9.04       $9.87
Number of accumulation units outstanding at end of period                 3,937,987   3,090,180    2,302,131   1,385,134      89,462
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.69      $10.00
AUV at end of period                                                          $9.68       $9.69
Number of accumulation units outstanding at end of period                 1,882,163   2,639,551
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.23      $10.00
AUV at end of period                                                         $10.32      $10.23
Number of accumulation units outstanding at end of period                 1,605,331   2,278,146
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.02      $10.00
AUV at end of period                                                         $10.14      $10.02
Number of accumulation units outstanding at end of period                   927,441   1,473,980
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                    $9.99      $10.00
AUV at end of period                                                          $9.89       $9.99
Number of accumulation units outstanding at end of period                    18,395     113,971
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.37       $4.61        $7.59      $10.00
AUV at end of period                                                          $6.97       $6.37        $4.61       $7.59
Number of accumulation units outstanding at end of period                 1,693,238   1,631,740      447,885     162,626


                                      A15

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $19.53      $13.08       $13.22      $15.34      $15.33
AUV at end of period                                                         $20.39      $19.53       $13.08      $13.22      $15.34
Number of accumulation units outstanding at end of period                 1,970,232   1,330,707      932,327     315,574     227,856
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $8.83       $6.97        $8.47      $11.18      $14.76
AUV at end of period                                                         $10.11       $8.83        $6.97       $8.47      $11.18
Number of accumulation units outstanding at end of period                 2,062,906   2,080,261    1,470,429   1,055,368     685,944
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.86       $6.01        $8.27       $8.88      $10.00
AUV at end of period                                                         $10.19       $8.86        $6.01       $8.27       $8.88
Number of accumulation units outstanding at end of period                 1,251,267   1,098,078      520,898     420,371      83,761
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.33      $14.25       $20.53      $24.06      $28.41
AUV at end of period                                                         $20.24      $18.33       $14.25      $20.53      $24.06
Number of accumulation units outstanding at end of period                 1,841,165   1,998,516    2,091,213   1,748,122     969,120
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.85      $10.00
AUV at end of period                                                         $13.80      $11.85
Number of accumulation units outstanding at end of period                   725,812     104,296
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.30       $7.82       $10.00
AUV at end of period                                                         $13.63      $10.30        $7.82
Number of accumulation units outstanding at end of period                 2,099,655   1,006,794      155,620
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.55       $8.20       $10.00
AUV at end of period                                                         $12.20      $10.55        $8.20
Number of accumulation units outstanding at end of period                 3,062,604     582,823      138,594
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                    $8.38       $6.97        $8.82       $9.93      $10.00
AUV at end of period                                                          $9.36       $8.38        $6.97       $8.82       $9.93
Number of accumulation units outstanding at end of period                 4,964,766   4,168,723    3,186,621   2,016,515     113,353
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.04
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                 4,747,062
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.17
AUV at end of period                                                         $11.11
Number of accumulation units outstanding at end of period                 8,321,452
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.02
AUV at end of period                                                         $10.93
Number of accumulation units outstanding at end of period                 7,820,447
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.08
AUV at end of period                                                         $10.79
Number of accumulation units outstanding at end of period                 3,664,368
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $18.89      $18.72       $17.80      $16.67      $15.74
AUV at end of period                                                         $18.78      $18.89       $18.72      $17.80      $16.67
Number of accumulation units outstanding at end of period                 1,718,054   2,747,067    2,647,005   1,441,971     273,264


                                      A16

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                   $14.52      $14.70       $14.77      $14.50      $13.97
AUV at end of period                                                         $14.38      $14.52       $14.70      $14.77      $14.50
Number of accumulation units outstanding at end of period                 5,864,378   5,938,918    7,015,870   6,235,817   2,132,811
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $13.23      $10.16       $14.71      $21.49      $28.61
AUV at end of period                                                         $14.60      $13.23       $10.16      $14.71      $21.49
Number of accumulation units outstanding at end of period                 5,851,107   5,372,714    4,149,074   4,093,894   2,741,325
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.74       $8.34       $10.00
AUV at end of period                                                         $11.75      $10.74        $8.34
Number of accumulation units outstanding at end of period                   615,881     419,552       94,083
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.90       $7.95       $10.00
AUV at end of period                                                         $10.79       $9.90        $7.95
Number of accumulation units outstanding at end of period                   242,746     199,717       62,915
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.04      $15.42       $30.70      $40.98      $37.63
AUV at end of period                                                         $23.75      $21.04       $15.42      $30.70      $40.98
Number of accumulation units outstanding at end of period                 3,541,706   3,633,581    2,751,560   2,275,455   1,099,617
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.12      $18.44       $19.81      $20.10      $17.04
AUV at end of period                                                         $23.03      $21.12       $18.44      $19.81      $20.10
Number of accumulation units outstanding at end of period                 6,519,914   5,686,198    4,012,552   2,637,734     506,976
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                   $17.74      $14.51       $19.69      $25.56      $26.29
AUV at end of period                                                         $19.64      $17.74       $14.51      $19.69      $25.56
Number of accumulation units outstanding at end of period                 2,260,629   2,358,725    2,110,645   1,829,741     807,166
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                   $12.52      $12.19       $11.43      $11.37      $11.17
AUV at end of period                                                         $12.88      $12.52       $12.19      $11.43      $11.37
Number of accumulation units outstanding at end of period                 6,098,052   5,824,732    5,600,337   1,352,337     101,577
ING PIMCO HIGH YIELD
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.78
Number of accumulation units outstanding at end of period                 8,122,576
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.80      $10.00
AUV at end of period                                                         $11.59      $10.80
Number of accumulation units outstanding at end of period                 1,947,332     291,189
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                   $11.47       $8.42       $11.54      $11.54      $10.00
AUV at end of period                                                         $12.14      $11.47        $8.42      $11.54      $11.54
Number of accumulation units outstanding at end of period                 6,906,094   6,946,527    5,615,264   4,291,401     986,100
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.24       $7.95       $10.53      $11.21      $10.00
AUV at end of period                                                         $11.04      $10.24        $7.95      $10.53      $11.21
Number of accumulation units outstanding at end of period                 2,375,113   2,433,238    2,079,377   1,766,107     191,223
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                   $31.96      $26.01       $26.39      $24.47      $19.86
AUV at end of period                                                         $36.56      $31.96       $26.01      $26.39      $24.47
Number of accumulation units outstanding at end of period                 6,613,564   5,130,780    3,927,375   1,940,881     183,884


                                      A17

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $23.37      $19.03       $22.35      $22.48      $19.19
AUV at end of period                                                         $26.34      $23.37       $19.03      $22.35      $22.48
Number of accumulation units outstanding at end of period                 5,039,682   3,453,724    2,273,204   1,364,874     238,986
ING UBS U.S. BALANCED
(Fund first available during February 2000)
AUV at beginning of period                                                    $8.31       $7.18
AUV at end of period                                                          $9.05       $8.31
Number of accumulation units outstanding at end of period                 2,049,551   1,599,133
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.46       $7.79       $10.00
AUV at end of period                                                          $9.96       $9.46        $7.79
Number of accumulation units outstanding at end of period                   670,046     455,787       67,606
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.92       $8.82       $10.00
AUV at end of period                                                         $12.07      $10.92        $8.82
Number of accumulation units outstanding at end of period                 1,699,597     898,110      201,786
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $21.75      $17.34       $20.73      $24.00      $24.80
AUV at end of period                                                         $24.35      $21.75       $17.34      $20.73      $24.00
Number of accumulation units outstanding at end of period                 2,982,066   2,428,852    1,920,555   1,546,448     713,282
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                   $35.28      $26.11       $26.56      $25.04      $19.63
AUV at end of period                                                         $47.67      $35.28       $26.11      $26.56      $25.04
Number of accumulation units outstanding at end of period                 1,760,569   1,166,070      768,503     474,135     192,508
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $11.06
Number of accumulation units outstanding at end of period                   212,751
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.87      $10.00
AUV at end of period                                                          $9.59       $8.87
Number of accumulation units outstanding at end of period                 1,954,792     957,662
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.66
AUV at end of period                                                         $11.23
Number of accumulation units outstanding at end of period                   770,708
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.52
AUV at end of period                                                         $11.68
Number of accumulation units outstanding at end of period                   711,336
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.04      $10.61       $10.00
AUV at end of period                                                         $11.32      $11.04       $10.61
Number of accumulation units outstanding at end of period                 2,895,223     889,844      456,891
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.03       $7.04        $9.32      $10.00
AUV at end of period                                                          $9.65       $9.03        $7.04       $9.32
Number of accumulation units outstanding at end of period                   375,601     424,572      295,511     117,705
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.04
AUV at end of period                                                          $7.38
Number of accumulation units outstanding at end of period                   814,033


                                      A18

Landmark - 136957

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
 ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.22       $4.58        $8.30      $10.00
AUV at end of period                                                          $6.71       $6.22        $4.58       $8.30
Number of accumulation units outstanding at end of period                 2,585,684   2,876,835    1,196,787     253,382
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                    $6.51       $5.14        $6.96       $8.72      $10.00
AUV at end of period                                                          $6.99       $6.51        $5.14       $6.96       $8.72
Number of accumulation units outstanding at end of period                 1,550,262   1,506,719    1,083,707     477,958      68,648
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                    $5.36       $4.22        $6.24       $7.82      $10.00
AUV at end of period                                                          $5.74       $5.36        $4.22       $6.24       $7.82
Number of accumulation units outstanding at end of period                 2,308,768   2,247,327    1,916,839   1,029,815     152,003
Number of accumulation units outstanding at end of period                             6,589,740    3,093,339   1,858,684     386,288
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                   $10.05       $7.86       $10.04      $11.56      $12.42
AUV at end of period                                                         $10.93      $10.05        $7.86      $10.04      $11.56
Number of accumulation units outstanding at end of period                 1,461,992   1,744,752    1,702,075   1,325,932     829,397
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.98       $7.42        $9.36      $10.00
AUV at end of period                                                          $9.77       $8.98        $7.42       $9.36
Number of accumulation units outstanding at end of period                 1,448,434   1,239,130      562,117      47,468
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.52       $9.31       $10.71      $10.00
AUV at end of period                                                         $14.95      $12.52        $9.31      $10.71
Number of accumulation units outstanding at end of period                 5,608,449   2,287,184      740,867      72,420
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.15       $6.61        $8.87      $10.00
AUV at end of period                                                          $8.70       $8.15        $6.61       $8.87
Number of accumulation units outstanding at end of period                 1,940,698   1,278,503      491,042     103,369


PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.17       $6.00        $8.24      $10.00
AUV at end of period                                                          $9.16       $8.17        $6.00       $8.24
Number of accumulation units outstanding at end of period                   557,626     445,959      218,083      19,682
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.17       $9.35
Number of accumulation units outstanding at end of period                 1,007,799     812,145
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.01       $7.15        $9.40      $10.00
AUV at end of period                                                         $11.47      $10.01        $7.15       $9.40
Number of accumulation units outstanding at end of period                 1,815,670   1,694,421      374,258      47,995
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                    $5.55       $4.07        $5.37       $8.55      $10.00
AUV at end of period                                                          $6.33       $5.55        $4.07       $5.37       $8.55
Number of accumulation units outstanding at end of period                 2,653,603   2,042,525      636,058     320,126      28,074


                                      A19

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.82       $7.29       $10.98      $10.00
AUV at end of period                                                         $10.39       $9.82        $7.29      $10.98
Number of accumulation units outstanding at end of period                    19,830      19,072        2,381          --
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.90       $7.79        $9.34      $10.00
AUV at end of period                                                         $10.55       $9.90        $7.79       $9.34
Number of accumulation units outstanding at end of period                    11,508       7,391          667          --
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.51       $7.59       $10.25      $10.00
AUV at end of period                                                         $10.03       $9.51        $7.59      $10.25
Number of accumulation units outstanding at end of period                    16,308       9,822        2,088          --
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.61       $8.41       $10.00
AUV at end of period                                                         $11.79      $10.61        $8.41
Number of accumulation units outstanding at end of period                     5,645       6,530          758
AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.28       $6.32        $8.09      $10.00
AUV at end of period                                                          $8.82       $7.28        $6.32       $8.09
Number of accumulation units outstanding at end of period                    30,615      10,109        2,188          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.80      $10.00
AUV at end of period                                                         $16.58      $13.80
Number of accumulation units outstanding at end of period                    23,095         703
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.91       $7.77        $9.57
AUV at end of period                                                         $10.80       $9.91        $7.77
Number of accumulation units outstanding at end of period                   125,507      58,993        9,459
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.21       $6.32        $9.25
AUV at end of period                                                          $8.31       $8.21        $6.32
Number of accumulation units outstanding at end of period                    97,366      63,607        7,613
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.43       $9.50       $14.19      $16.41
AUV at end of period                                                         $14.16      $13.43        $9.50      $14.19
Number of accumulation units outstanding at end of period                     3,740       2,798          431          32
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $15.92       $9.72       $14.17      $16.21
AUV at end of period                                                         $18.66      $15.92        $9.72      $14.17
Number of accumulation units outstanding at end of period                     3,599         220           --          --
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.75      $10.00
AUV at end of period                                                         $11.80      $10.75
Number of accumulation units outstanding at end of period                   362,211      72,592
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.97      $10.00
AUV at end of period                                                         $11.81      $10.97
Number of accumulation units outstanding at end of period                   348,070      63,213
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.60      $10.00
AUV at end of period                                                         $13.49      $11.60
Number of accumulation units outstanding at end of period                   161,298      17,513


                                      A20

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.93       $7.41        $9.91      $10.53
AUV at end of period                                                         $10.64       $9.93        $7.41       $9.91
Number of accumulation units outstanding at end of period                    25,889       6,646          686          --
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.40      $13.02       $16.64      $19.44
AUV at end of period                                                         $18.93      $17.40       $13.02      $16.64
Number of accumulation units outstanding at end of period                     4,502         822           --          --
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.39      $12.64       $17.28      $17.66
AUV at end of period                                                         $18.33      $17.39       $12.64      $17.28
Number of accumulation units outstanding at end of period                    11,811       4,336        1,453          --
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.72       $6.07        $6.93       $7.35
AUV at end of period                                                         $10.07       $8.72        $6.07       $6.93
Number of accumulation units outstanding at end of period                     2,102         928           --          --
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.59      $14.32       $17.61      $19.31
AUV at end of period                                                         $19.82      $17.59       $14.32      $17.61
Number of accumulation units outstanding at end of period                    20,783      15,780        5,517          --
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.71
AUV at end of period                                                          $9.87
Number of accumulation units outstanding at end of period                    14,865
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.20       $7.14        $9.03       $9.47
AUV at end of period                                                         $11.37      $10.20        $7.14       $9.03
Number of accumulation units outstanding at end of period                       451         635        1,419          --
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                   $10.39      $10.06       $10.00
AUV at end of period                                                         $10.40      $10.39       $10.06
Number of accumulation units outstanding at end of period                   232,206     269,373      402,294
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.49       $9.99       $10.00
AUV at end of period                                                         $10.58      $10.49        $9.99
Number of accumulation units outstanding at end of period                   370,206     415,852           --
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.69      $10.00
AUV at end of period                                                          $9.67       $9.69
Number of accumulation units outstanding at end of period                   683,682     917,111
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.22      $10.00
AUV at end of period                                                         $10.32      $10.22
Number of accumulation units outstanding at end of period                   511,544     569,199
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.02      $10.00
AUV at end of period                                                         $10.13      $10.02
Number of accumulation units outstanding at end of period                   235,476     267,014
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                    $9.99      $10.00
AUV at end of period                                                          $9.88       $9.99
Number of accumulation units outstanding at end of period                   161,875       2,302


                                      A21

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.96
AUV at end of period                                                         $10.33
Number of accumulation units outstanding at end of period                   143,323
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                    $9.98
AUV at end of period                                                         $10.44
Number of accumulation units outstanding at end of period                    12,478
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                    $9.98
AUV at end of period                                                         $10.06
Number of accumulation units outstanding at end of period                    38,290
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.37       $4.61        $7.59      $10.00
AUV at end of period                                                          $6.96       $6.37        $4.61       $7.59
Number of accumulation units outstanding at end of period                     5,774       6,815           --          --
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $19.38      $12.98       $13.14      $15.45
AUV at end of period                                                         $20.22      $19.38       $12.98      $13.14
Number of accumulation units outstanding at end of period                     4,832       2,426           --          --
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $8.80       $6.95        $8.45       $9.82
AUV at end of period                                                         $10.07       $8.80        $6.95       $8.45
Number of accumulation units outstanding at end of period                    11,027       2,824           --          --
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.85       $6.00        $8.27       $8.98
AUV at end of period                                                         $10.16       $8.85        $6.00       $8.27
Number of accumulation units outstanding at end of period                     3,447       2,108           --          --
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.22      $14.17       $20.43      $23.18
AUV at end of period                                                         $20.11      $18.22       $14.17      $20.43
Number of accumulation units outstanding at end of period                     2,019          98           --          --
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.85      $10.00
AUV at end of period                                                         $13.79      $11.85
Number of accumulation units outstanding at end of period                    24,195       8,655
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.29       $7.82       $10.00
AUV at end of period                                                         $13.63      $10.29        $7.82
Number of accumulation units outstanding at end of period                    68,789      26,587        2,108
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.54       $8.19       $10.00
AUV at end of period                                                         $12.19      $10.54        $8.19
Number of accumulation units outstanding at end of period                    72,649      20,511          467
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.37       $6.96        $8.81       $9.65
AUV at end of period                                                          $9.34       $8.37        $6.96       $8.81
Number of accumulation units outstanding at end of period                    68,437      26,957        5,288          --
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.83
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                    11,075


                                      A22

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.10
AUV at end of period                                                         $11.10
Number of accumulation units outstanding at end of period                   116,438
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.01
AUV at end of period                                                         $10.92
Number of accumulation units outstanding at end of period                    75,027
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.01
AUV at end of period                                                         $10.79
Number of accumulation units outstanding at end of period                    77,856
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.78      $18.62       $17.71      $17.02
AUV at end of period                                                         $18.67      $18.78       $18.62      $17.71
Number of accumulation units outstanding at end of period                     1,129       1,045        6,405         994
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $14.46      $14.64       $14.72      $14.61
AUV at end of period                                                         $14.31      $14.46       $14.64      $14.72
Number of accumulation units outstanding at end of period                   138,686      66,946       19,321          92
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.18      $10.13       $14.66      $19.14
AUV at end of period                                                         $14.53      $13.18       $10.13      $14.66
Number of accumulation units outstanding at end of period                    27,999       7,966        1,800          30
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.73       $8.34       $10.00
AUV at end of period                                                         $11.73      $10.73        $8.34
Number of accumulation units outstanding at end of period                       654         328           --
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $20.94      $15.35       $30.58      $39.64
AUV at end of period                                                         $23.63      $20.94       $15.35      $30.58
Number of accumulation units outstanding at end of period                     3,927       2,196        1,308          15
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                   $21.02      $18.37       $19.74      $20.20
AUV at end of period                                                         $22.91      $21.02       $18.37      $19.74
Number of accumulation units outstanding at end of period                   127,261      50,717       19,958         470
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.65      $14.45       $19.62      $23.34
AUV at end of period                                                         $19.54      $17.65       $14.45      $19.62
Number of accumulation units outstanding at end of period                     9,183      12,028        1,027          23
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $12.46      $12.13       $11.39      $10.99
AUV at end of period                                                         $12.82      $12.46       $12.13      $11.39
Number of accumulation units outstanding at end of period                   279,024     105,747       32,108          --
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.78
Number of accumulation units outstanding at end of period                   134,849
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.79      $10.00
AUV at end of period                                                         $11.58      $10.79
Number of accumulation units outstanding at end of period                    59,803       5,105


                                      A23

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $11.45       $8.41       $11.53      $12.25
AUV at end of period                                                         $12.11      $11.45        $8.41      $11.53
Number of accumulation units outstanding at end of period                    44,955      16,669        3,105         778
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.22       $7.94       $10.52      $11.49
AUV at end of period                                                         $11.01      $10.22        $7.94      $10.52
Number of accumulation units outstanding at end of period                    20,350       6,274        2,596         847
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $31.72      $25.83       $26.21      $26.07
AUV at end of period                                                         $36.26      $31.72       $25.83      $26.21
Number of accumulation units outstanding at end of period                    30,850      16,339       12,095          --
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $23.19      $18.90       $22.20      $22.61
AUV at end of period                                                         $26.13      $23.19       $18.90      $22.20
Number of accumulation units outstanding at end of period                    55,676       3,253          193          --
ING UBS U.S. BALANCED
(Fund first available during February 2004)
AUV at beginning of period                                                    $8.45
AUV at end of period                                                          $9.03
Number of accumulation units outstanding at end of period                     8,961
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.45       $7.79       $10.00
AUV at end of period                                                          $9.94       $9.45        $7.79
Number of accumulation units outstanding at end of period                     4,439       1,570           --
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.91       $8.81       $10.00
AUV at end of period                                                         $12.05      $10.91        $8.81
Number of accumulation units outstanding at end of period                    14,300       4,280           --
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $21.63      $17.26       $20.64      $21.93
AUV at end of period                                                         $24.21      $21.63       $17.26      $20.64
Number of accumulation units outstanding at end of period                     3,750       2,913          835          23
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                   $35.01      $25.92       $26.39      $24.63
AUV at end of period                                                         $47.29      $35.01       $25.92      $26.39
Number of accumulation units outstanding at end of period                    18,394       1,917          696          --
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.08
AUV at end of period                                                         $11.06
Number of accumulation units outstanding at end of period                     9,493
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.86       $7.18
AUV at end of period                                                          $9.57       $8.86
Number of accumulation units outstanding at end of period                   156,482      74,850
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                   $10.99       $8.49
AUV at end of period                                                         $12.54      $10.99
Number of accumulation units outstanding at end of period                   128,177      52,557
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                   $11.38       $8.55
AUV at end of period                                                         $13.59      $11.38
Number of accumulation units outstanding at end of period                   105,870      37,589


                                      A24

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING VP INTERMEDIATE BOND
(Fund first available during February 2004)
AUV at beginning of period                                                   $11.15
AUV at end of period                                                         $11.31
Number of accumulation units outstanding at end of period                     9,453
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.02       $7.04        $9.32      $10.11
AUV at end of period                                                          $9.63       $9.02        $7.04       $9.32
Number of accumulation units outstanding at end of period                    37,654      16,409           --          --
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.03
AUV at end of period                                                          $7.36
Number of accumulation units outstanding at end of period                    12,026
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.21       $4.58        $8.30      $10.01
AUV at end of period                                                          $6.70       $6.21        $4.58       $8.30
Number of accumulation units outstanding at end of period                    15,222       5,697          345          --
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.50       $5.13        $6.96       $8.35
AUV at end of period                                                          $6.97       $6.50        $5.13       $6.96
Number of accumulation units outstanding at end of period                     8,288       3,247        1,003          --
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.35       $4.21        $6.24       $7.20
AUV at end of period                                                          $5.73       $5.35        $4.21       $6.24
Number of accumulation units outstanding at end of period                    14,269       3,603        5,385          --
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.97       $7.41        $9.36      $10.00
AUV at end of period                                                          $9.76       $8.97        $7.41       $9.36
Number of accumulation units outstanding at end of period                    24,566      37,110        6,687          --
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.50       $9.30       $10.71      $10.00
AUV at end of period                                                         $14.93      $12.50        $9.30      $10.71
Number of accumulation units outstanding at end of period                    44,996       9,137           --          --
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.13       $6.61        $8.86      $10.00
AUV at end of period                                                          $8.68       $8.13        $6.61       $8.86
Number of accumulation units outstanding at end of period                     3,195         705          305          --


PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.15       $5.99        $8.24      $10.05
AUV at end of period                                                          $9.14       $8.15                    $8.24
Number of accumulation units outstanding at end of period                    25,549       2,410           --          --
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.17       $9.35
Number of accumulation units outstanding at end of period                    28,211       2,001
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.00       $7.14        $9.39      $10.00
AUV at end of period                                                         $11.45      $10.00                    $9.39
Number of accumulation units outstanding at end of period                    45,553      15,408           --          --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.54       $4.06        $5.37       $7.30
AUV at end of period                                                          $6.31       $5.54        $4.06       $5.37
Number of accumulation units outstanding at end of period                    18,926       8,883        3,559          --


                                      A25

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
                SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.81       $7.29       $10.98      $10.00
AUV at end of period                                                         $10.37       $9.81        $7.29      $10.98
Number of accumulation units outstanding at end of period                    66,976      84,411       20,619       1,155
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.89       $7.79        $9.34      $10.00
AUV at end of period                                                         $10.53       $9.89        $7.79       $9.34
Number of accumulation units outstanding at end of period                    81,873      86,690       47,921       1,384
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.50       $7.58       $10.24      $10.00
AUV at end of period                                                         $10.01       $9.50        $7.58      $10.24
Number of accumulation units outstanding at end of period                   151,205     159,877       94,313       1,482
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.60       $8.41       $10.00
AUV at end of period                                                         $11.78      $10.60        $8.41
Number of accumulation units outstanding at end of period                   100,657      79,557       24,347
AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.27       $6.31        $8.08      $10.00
AUV at end of period                                                          $8.80       $7.27        $6.31       $8.08
Number of accumulation units outstanding at end of period                   115,161      80,761       30,198          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.79      $10.00
AUV at end of period                                                         $16.57      $13.79
Number of accumulation units outstanding at end of period                   132,789      70,760
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.89       $7.76        $9.56
AUV at end of period                                                         $10.79       $9.89        $7.76
Number of accumulation units outstanding at end of period                   308,446     221,381       19,712
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.20       $6.32        $9.25
AUV at end of period                                                          $8.29       $8.20        $6.32
Number of accumulation units outstanding at end of period                   515,708     376,538       72,837
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.37       $9.47       $14.14      $16.37
AUV at end of period                                                         $14.10      $13.37        $9.47      $14.14
Number of accumulation units outstanding at end of period                   105,949      90,471       24,834      16,923
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $15.86       $9.69       $14.13      $16.17
AUV at end of period                                                         $18.58      $15.86        $9.69      $14.13
Number of accumulation units outstanding at end of period                   143,731     144,731       56,387      28,214
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.75      $10.00
AUV at end of period                                                         $11.79      $10.75
Number of accumulation units outstanding at end of period                   829,532     290,167
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.97      $10.00
AUV at end of period                                                         $11.80      $10.97
Number of accumulation units outstanding at end of period                   665,072     234,073
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.59      $10.00
AUV at end of period                                                         $13.48      $11.59
Number of accumulation units outstanding at end of period                   269,604      71,827


                                      A26

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.91       $7.40        $9.90      $10.52
AUV at end of period                                                         $10.61       $9.91        $7.40       $9.90
Number of accumulation units outstanding at end of period                   951,208     897,773      483,293     111,131
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.30      $12.95       $16.56      $19.36
AUV at end of period                                                         $18.82      $17.30       $12.95      $16.56
Number of accumulation units outstanding at end of period                   218,939     204,340      127,169      24,836
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.32      $12.59       $17.23      $17.61
AUV at end of period                                                         $18.24      $17.32       $12.59      $17.23
Number of accumulation units outstanding at end of period                   209,959     210,070      123,958      28,511
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.70       $6.05        $6.92       $7.34
AUV at end of period                                                         $10.03       $8.70        $6.05       $6.92
Number of accumulation units outstanding at end of period                   111,442      80,874       40,885      10,204
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.51      $14.27       $17.55      $19.25
AUV at end of period                                                         $19.72      $17.51       $14.27      $17.55
Number of accumulation units outstanding at end of period                    85,355      78,240       56,538      18,689
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                          $9.86
Number of accumulation units outstanding at end of period                    22,301
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.73
AUV at end of period                                                         $10.44
Number of accumulation units outstanding at end of period                       806
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.33       $7.13        $9.02       $9.47
AUV at end of period                                                         $11.35       $9.33        $7.13       $9.02
Number of accumulation units outstanding at end of period                   247,897     207,580      163,816      19,800
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.36       $4.60        $7.59      $10.00
AUV at end of period                                                          $6.94       $6.36        $4.60       $7.59
Number of accumulation units outstanding at end of period                    82,353      77,660       22,077       6,461
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $19.23      $12.89       $13.05      $15.35
AUV at end of period                                                         $20.06      $19.23       $12.89      $13.05
Number of accumulation units outstanding at end of period                    79,323      46,296       14,039       3,689
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $8.76       $6.92        $8.42       $9.79
AUV at end of period                                                         $10.02       $8.76        $6.92       $8.42
Number of accumulation units outstanding at end of period                   181,676     191,230       55,118           2
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.84       $5.99        $8.26       $8.97
AUV at end of period                                                         $10.14       $8.84        $5.99       $8.26
Number of accumulation units outstanding at end of period                    44,257      78,180       70,820      16,846
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.11      $14.10       $20.33      $23.07
AUV at end of period                                                         $19.98      $18.11       $14.10      $20.33
Number of accumulation units outstanding at end of period                    67,038      68,657       44,959      10,329


                                      A27

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.85      $10.00
AUV at end of period                                                         $13.78      $11.85
Number of accumulation units outstanding at end of period                    29,416      13,821
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.28       $7.81       $10.00
AUV at end of period                                                         $13.63      $10.28        $7.81
Number of accumulation units outstanding at end of period                   145,849     121,614       18,982
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.53       $8.19       $10.00
AUV at end of period                                                         $12.17      $10.53        $8.19
Number of accumulation units outstanding at end of period                   138,775      45,763        8,531
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.35       $6.95        $8.80       $9.64
AUV at end of period                                                          $9.32       $8.35        $6.95       $8.80
Number of accumulation units outstanding at end of period                   401,515     307,687      184,661      56,788
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.09
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                   163,522
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.68
AUV at end of period                                                         $11.10
Number of accumulation units outstanding at end of period                   434,386
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.75
AUV at end of period                                                         $10.92
Number of accumulation units outstanding at end of period                   292,656
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.84
AUV at end of period                                                         $10.78
Number of accumulation units outstanding at end of period                   220,958
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.64      $18.49       $17.59      $16.91
AUV at end of period                                                         $18.51      $18.64       $18.49      $17.59
Number of accumulation units outstanding at end of period                   143,020     187,232      148,373      32,154
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $14.35      $14.54       $14.62      $14.52
AUV at end of period                                                         $14.19      $14.35       $14.54      $14.62
Number of accumulation units outstanding at end of period                   227,939     247,662      246,748     202,030
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.13      $10.09       $14.62      $19.09
AUV at end of period                                                         $14.47      $13.13       $10.09      $14.62
Number of accumulation units outstanding at end of period                   349,744     339,229      149,093      42,687
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.72       $8.34       $10.00
AUV at end of period                                                         $11.72      $10.72        $8.34
Number of accumulation units outstanding at end of period                    42,465      18,966        1,399
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.88       $7.94       $10.00
AUV at end of period                                                         $10.76       $9.88        $7.94
Number of accumulation units outstanding at end of period                    26,550      23,791        1,012


                                      A28

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $20.85      $15.29       $30.47      $39.51
AUV at end of period                                                         $23.50      $20.85       $15.29      $30.47
Number of accumulation units outstanding at end of period                   167,581     164,912      130,301      29,848
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                   $20.93      $18.29       $19.66      $20.14
AUV at end of period                                                         $22.79      $20.93       $18.29      $19.66
Number of accumulation units outstanding at end of period                   569,629     512,064      311,824      91,026
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.57      $14.39       $19.55      $23.26
AUV at end of period                                                         $19.44      $17.57       $14.39      $19.55
Number of accumulation units outstanding at end of period                   150,163     159,402      131,251      33,529
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $12.40      $12.08       $11.35      $10.95
AUV at end of period                                                         $12.75      $12.40       $12.08      $11.35
Number of accumulation units outstanding at end of period                   788,210     685,841      529,440     160,007
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.77
Number of accumulation units outstanding at end of period                   671,366
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.79      $10.00
AUV at end of period                                                         $11.58      $10.79
Number of accumulation units outstanding at end of period                    44,213       7,733
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $11.43       $8.40       $11.51      $12.24
AUV at end of period                                                         $12.08      $11.43        $8.40      $11.51
Number of accumulation units outstanding at end of period                   404,311     403,321      294,228      77,843
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.20       $7.93       $10.51      $11.49
AUV at end of period                                                         $10.99      $10.20        $7.93      $10.51
Number of accumulation units outstanding at end of period                   202,420     200,601      160,814      36,288
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $31.47      $25.65       $26.04      $25.91
AUV at end of period                                                         $35.97      $31.47       $25.65      $26.04
Number of accumulation units outstanding at end of period                   529,273     415,984      232,111      43,865
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $23.02      $18.76       $22.06      $22.47
AUV at end of period                                                         $25.91      $23.02       $18.76      $22.06
Number of accumulation units outstanding at end of period                   429,673     336,483      151,476      29,036
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                    $8.29
AUV at end of period                                                          $9.01
Number of accumulation units outstanding at end of period                   124,629
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.44       $7.79       $10.00
AUV at end of period                                                          $9.93       $9.44        $7.79
Number of accumulation units outstanding at end of period                    85,202      69,963        8,349
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.90       $8.81       $10.00
AUV at end of period                                                         $12.04      $10.90        $8.81
Number of accumulation units outstanding at end of period                   133,602      92,038       14,613


                                      A29

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $21.52      $17.17       $20.56      $21.85
AUV at end of period                                                         $24.07      $21.52       $17.17      $20.56
Number of accumulation units outstanding at end of period                   238,814     233,334      134,276      43,851
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                   $34.74      $25.74       $26.21      $24.47
AUV at end of period                                                         $46.91      $34.74       $25.74      $26.21
Number of accumulation units outstanding at end of period                    87,409      58,412       33,005       2,487
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.79
AUV at end of period                                                         $11.05
Number of accumulation units outstanding at end of period                    10,098
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.84      $10.00
AUV at end of period                                                          $9.56       $8.84
Number of accumulation units outstanding at end of period                   139,303      73,289
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.49
AUV at end of period                                                         $10.90
Number of accumulation units outstanding at end of period                   103,058
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.39
AUV at end of period                                                         $11.30
Number of accumulation units outstanding at end of period                    86,380
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.02      $10.60       $10.00
AUV at end of period                                                         $11.29      $11.02       $10.60
Number of accumulation units outstanding at end of period                   147,886      49,551       16,611
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.00       $7.03        $9.32      $10.11
AUV at end of period                                                          $9.61       $9.00        $7.03       $9.32
Number of accumulation units outstanding at end of period                    27,916      34,266       31,709       6,879
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.02
AUV at end of period                                                          $7.35
Number of accumulation units outstanding at end of period                    45,752
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.20       $4.57        $8.30      $10.01
AUV at end of period                                                          $6.68       $6.20        $4.57       $8.30
Number of accumulation units outstanding at end of period                   250,032     249,210      117,676      25,433
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.48       $5.12        $6.95       $8.34
AUV at end of period                                                          $6.95       $6.48        $5.12       $6.95
Number of accumulation units outstanding at end of period                   133,300     113,212      100,549      15,369
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.34       $4.20        $6.23       $7.19
AUV at end of period                                                          $5.72       $5.34        $4.20       $6.23
Number of accumulation units outstanding at end of period                   118,854     144,335       69,927      28,394
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.00       $7.82       $10.01      $10.99
AUV at end of period                                                         $10.86      $10.00        $7.82      $10.01
Number of accumulation units outstanding at end of period                   118,118     134,619       76,765      28,122


                                      A30

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.96       $7.41        $9.36      $10.00
AUV at end of period                                                          $9.74       $8.96        $7.41       $9.36
Number of accumulation units outstanding at end of period                   138,924     126,992       91,408          --
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.49       $9.30       $10.70      $10.00
AUV at end of period                                                         $14.91      $12.49        $9.30      $10.70
Number of accumulation units outstanding at end of period                   365,163     269,824      127,116       1,969
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.12       $6.60        $8.86      $10.00
AUV at end of period                                                          $8.66       $8.12        $6.60       $8.86
Number of accumulation units outstanding at end of period                    83,416      79,556       16,669       1,491


PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.14       $5.99        $8.23      $10.05
AUV at end of period                                                          $9.12       $8.14        $5.99       $8.23
Number of accumulation units outstanding at end of period                    62,417      30,483        5,164         901
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.16       $9.35
Number of accumulation units outstanding at end of period                   101,669      92,406
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.99       $7.14        $9.39      $10.00
AUV at end of period                                                         $11.43       $9.99        $7.14       $9.39
Number of accumulation units outstanding at end of period                    95,672      93,987       59,953       6,233
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.54       $4.06        $5.37       $7.29
AUV at end of period                                                          $6.30       $5.54        $4.06       $5.37
Number of accumulation units outstanding at end of period                   377,055     285,493       89,982      14,879

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.79       $7.28       $10.98      $10.00
AUV at end of period                                                         $10.34       $9.79        $7.28      $10.98
Number of accumulation units outstanding at end of period                   306,802     194,283       11,618          --
AIM V.I. FINANCIAL SERVICES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.87       $7.78        $9.33      $10.00
AUV at end of period                                                         $10.50       $9.87        $7.78       $9.33
Number of accumulation units outstanding at end of period                   166,716     144,891       84,291       3,260
AIM V.I. HEALTH SCIENCES
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.47       $7.57       $10.24      $10.00
AUV at end of period                                                          $9.98       $9.47        $7.57      $10.24
Number of accumulation units outstanding at end of period                   366,144     324,507      151,077         466
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.58       $8.40       $10.00
AUV at end of period                                                         $11.74      $10.58        $8.40
Number of accumulation units outstanding at end of period                   277,954     125,871       40,592


                                      A31

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 AIM V.I. UTILITIES
(Fund first available during November 2001)
AUV at beginning of period                                                    $7.25       $6.30        $8.08      $10.00
AUV at end of period                                                          $8.77       $7.25        $6.30       $8.08
Number of accumulation units outstanding at end of period                   457,831     131,724       52,671          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                   $13.79      $10.00
AUV at end of period                                                         $16.54      $13.79
Number of accumulation units outstanding at end of period                 1,261,075     219,203
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.87       $7.75        $9.56
AUV at end of period                                                         $10.75       $9.87        $7.75
Number of accumulation units outstanding at end of period                 1,195,423     448,420       54,904
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $8.18       $6.31        $9.24
AUV at end of period                                                          $8.26       $8.18        $6.31
Number of accumulation units outstanding at end of period                 1,683,849     875,428      107,165
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.26       $9.40       $14.05      $16.27
AUV at end of period                                                         $13.97      $13.26        $9.40      $14.05
Number of accumulation units outstanding at end of period                   441,646     224,903       63,802      21,990
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $15.74       $9.62       $14.05      $16.08
AUV at end of period                                                         $18.42      $15.74        $9.62      $14.05
Number of accumulation units outstanding at end of period                   672,084     439,259      184,179      63,924
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.75      $10.00
AUV at end of period                                                         $11.77      $10.75
Number of accumulation units outstanding at end of period                 6,721,770     882,976
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.96      $10.00
AUV at end of period                                                         $11.78      $10.96
Number of accumulation units outstanding at end of period                 5,253,841     709,118
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.59      $10.00
AUV at end of period                                                         $13.46      $11.59
Number of accumulation units outstanding at end of period                 2,085,943     296,661
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.87       $7.37        $9.88      $10.51
AUV at end of period                                                         $10.56       $9.87        $7.37       $9.88
Number of accumulation units outstanding at end of period                 2,891,985   2,105,769      916,295     261,939
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.11      $12.82       $16.41      $19.19
AUV at end of period                                                         $18.58      $17.11       $12.82      $16.41
Number of accumulation units outstanding at end of period                   680,585     451,642      210,411      72,320
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.18      $12.50       $17.12      $17.51
AUV at end of period                                                         $18.08      $17.18       $12.50      $17.12
Number of accumulation units outstanding at end of period                 1,056,898     734,792      350,649      77,139
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.64       $6.02        $6.89       $7.32
AUV at end of period                                                          $9.96       $8.64        $6.02       $6.89
Number of accumulation units outstanding at end of period                   614,996     251,031       87,622      52,358


                                      A32

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.35      $14.15       $17.43      $19.13
AUV at end of period                                                         $19.52      $17.35       $14.15      $17.43
Number of accumulation units outstanding at end of period                   261,179     228,990      131,099      34,231
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                          $9.86
Number of accumulation units outstanding at end of period                   334,842
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.64
AUV at end of period                                                         $10.44
Number of accumulation units outstanding at end of period                    23,328
ING FMR(SM) DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.30       $7.12        $9.01       $9.46
AUV at end of period                                                         $11.30       $9.30        $7.12       $9.01
Number of accumulation units outstanding at end of period                 1,202,124     724,929      492,026      76,525
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.68      $10.00
AUV at end of period                                                          $9.65       $9.68
Number of accumulation units outstanding at end of period                    58,801     108,973
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.21      $10.00
AUV at end of period                                                         $10.29      $10.21
Number of accumulation units outstanding at end of period                    17,023      17,037
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.34       $4.59        $7.58      $10.00
AUV at end of period                                                          $6.92       $6.34        $4.59       $7.58
Number of accumulation units outstanding at end of period                   548,034     305,817      141,023      23,594
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.94      $12.71       $12.88      $15.16
AUV at end of period                                                         $19.73      $18.94       $12.71      $12.88
Number of accumulation units outstanding at end of period                   367,334     147,526       43,248       2,531
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                    $8.69       $6.87        $8.37       $9.74
AUV at end of period                                                          $9.93       $8.69        $6.87       $8.37
Number of accumulation units outstanding at end of period                   452,329     291,624      132,383       2,399
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.81       $5.98        $8.25       $8.97
AUV at end of period                                                         $10.10       $8.81        $5.98       $8.25
Number of accumulation units outstanding at end of period                   160,339     149,245       96,355      38,065
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.90      $13.94       $20.13      $22.86
AUV at end of period                                                         $19.73      $17.90       $13.94      $20.13
Number of accumulation units outstanding at end of period                   228,038     185,364      132,556      41,070
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.85      $10.00
AUV at end of period                                                         $13.76      $11.85
Number of accumulation units outstanding at end of period                   333,308      22,489
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.26       $7.81       $10.00
AUV at end of period                                                         $13.63      $10.26        $7.81
Number of accumulation units outstanding at end of period                   643,342     260,352       37,674


                                      A33

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.51       $8.19       $10.00
AUV at end of period                                                         $12.14      $10.51        $8.19
Number of accumulation units outstanding at end of period                 1,232,792     128,362        6,369
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.32       $6.94        $8.79       $9.64
AUV at end of period                                                          $9.28       $8.32        $6.94       $8.79
Number of accumulation units outstanding at end of period                 1,677,706     854,803      584,691     164,770
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.04
AUV at end of period                                                         $11.21
Number of accumulation units outstanding at end of period                 2,096,871
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.17
AUV at end of period                                                         $11.09
Number of accumulation units outstanding at end of period                 4,510,533
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $10.91
Number of accumulation units outstanding at end of period                 3,892,013
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.81
AUV at end of period                                                         $10.78
Number of accumulation units outstanding at end of period                 1,671,674
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $18.35      $18.23       $17.36      $16.70
AUV at end of period                                                         $18.22      $18.35       $18.23      $17.36
Number of accumulation units outstanding at end of period                   281,028     390,766      187,662      63,527
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                   $14.13      $14.33       $14.43      $14.34
AUV at end of period                                                         $13.97      $14.13       $14.33      $14.43
Number of accumulation units outstanding at end of period                   971,131     735,857      514,409     261,606
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $13.02      $10.02       $14.53      $18.99
AUV at end of period                                                         $14.34      $13.02       $10.02      $14.53
Number of accumulation units outstanding at end of period                 1,389,051     845,399      311,442     126,140
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.70       $8.33       $10.00
AUV at end of period                                                         $11.69      $10.70        $8.33
Number of accumulation units outstanding at end of period                   257,304      99,430       15,878
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.86       $7.94       $10.00
AUV at end of period                                                         $10.73       $9.86        $7.94
Number of accumulation units outstanding at end of period                    72,893      38,135        8,896
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $20.65      $15.16       $30.25      $39.25
AUV at end of period                                                         $23.26      $20.65       $15.16      $30.25
Number of accumulation units outstanding at end of period                   704,318     527,276      309,801      93,233
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                   $20.73      $18.14       $19.52      $20.00
AUV at end of period                                                         $22.55      $20.73       $18.14      $19.52
Number of accumulation units outstanding at end of period                 1,640,545   1,114,951      687,305     203,036


                                      A34

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                   $17.41      $14.27       $19.40      $23.11
AUV at end of period                                                         $19.24      $17.41       $14.27      $19.40
Number of accumulation units outstanding at end of period                   379,152     360,253      215,283      85,348
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                   $12.29      $11.98       $11.26      $10.88
AUV at end of period                                                         $12.62      $12.29       $11.98      $11.26
Number of accumulation units outstanding at end of period                 1,738,298   1,262,012      836,451     221,684
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.77
Number of accumulation units outstanding at end of period                 2,439,916
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.79      $10.00
AUV at end of period                                                         $11.56      $10.79
Number of accumulation units outstanding at end of period                   974,672     109,745
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $11.38       $8.37       $11.49      $12.23
AUV at end of period                                                         $12.02      $11.38        $8.37      $11.49
Number of accumulation units outstanding at end of period                 1,693,260   1,445,599      892,250     225,937
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                   $10.16       $7.91       $10.48      $11.47
AUV at end of period                                                         $10.93      $10.16        $7.91      $10.48
Number of accumulation units outstanding at end of period                   619,270     474,812      294,204     136,482
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                   $31.00      $25.28       $25.70      $25.59
AUV at end of period                                                         $35.39      $31.00       $25.28      $25.70
Number of accumulation units outstanding at end of period                 2,380,506     998,381      442,657      92,605
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $22.67      $18.50       $21.77      $22.19
AUV at end of period                                                         $25.50      $22.67       $18.50      $21.77
Number of accumulation units outstanding at end of period                 1,619,276     860,125      425,112     107,272
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                    $8.26       $7.15
AUV at end of period                                                          $8.97       $8.26
Number of accumulation units outstanding at end of period                   577,971     294,927
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                    $9.42       $7.78       $10.00
AUV at end of period                                                          $9.90       $9.42        $7.78
Number of accumulation units outstanding at end of period                   261,717     138,420       10,422
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.88       $8.80       $10.00
AUV at end of period                                                         $12.00      $10.88        $8.80
Number of accumulation units outstanding at end of period                   789,277     200,135       40,258
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $21.30      $17.01       $20.39      $21.68
AUV at end of period                                                         $23.79      $21.30       $17.01      $20.39
Number of accumulation units outstanding at end of period                   677,755     424,242      180,352      51,722
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                   $34.22      $25.38       $25.87      $24.17
AUV at end of period                                                         $46.15      $34.22       $25.38      $25.87
Number of accumulation units outstanding at end of period                   518,437     182,707       77,757       7,350


                                      A35

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $11.04
Number of accumulation units outstanding at end of period                   172,681
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.82      $10.00
AUV at end of period                                                          $9.52       $8.82
Number of accumulation units outstanding at end of period                   689,799     247,476
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.66
AUV at end of period                                                         $11.21
Number of accumulation units outstanding at end of period                   340,018
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.61
AUV at end of period                                                         $11.66
Number of accumulation units outstanding at end of period                   333,675
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.00      $10.59       $10.00
AUV at end of period                                                         $11.26      $11.00       $10.59
Number of accumulation units outstanding at end of period                 1,029,703     182,945       20,543
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.98       $7.02        $9.31      $10.11
AUV at end of period                                                          $9.58       $8.98        $7.02       $9.31
Number of accumulation units outstanding at end of period                   100,899      60,421       41,229      10,474
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                    $7.00
AUV at end of period                                                          $7.32
Number of accumulation units outstanding at end of period                   215,454
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.19       $4.57        $8.29      $10.01
AUV at end of period                                                          $6.66       $6.19        $4.57       $8.29
Number of accumulation units outstanding at end of period                   823,490     521,035      249,714      45,115
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $6.46       $5.11        $6.94       $8.34
AUV at end of period                                                          $6.92       $6.46        $5.11       $6.94
Number of accumulation units outstanding at end of period                   312,656     252,106      138,853      46,282
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.32       $4.19        $6.22       $7.19
AUV at end of period                                                          $5.69       $5.32        $4.19       $6.22
Number of accumulation units outstanding at end of period                   509,298     449,625      265,344      70,772
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.94       $7.79        $9.97      $10.95
AUV at end of period                                                         $10.78       $9.94        $7.79       $9.97
Number of accumulation units outstanding at end of period                   221,710     255,345      218,962      61,575
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.94       $7.39        $9.35      $10.00
AUV at end of period                                                          $9.70       $8.94        $7.39       $9.35
Number of accumulation units outstanding at end of period                   501,864     342,392       57,294          --
PIONEER MID CAP VALUE
(Fund first available during November 2001)
AUV at beginning of period                                                   $12.46       $9.29       $10.70      $10.00
AUV at end of period                                                         $14.86      $12.46        $9.29      $10.70
Number of accumulation units outstanding at end of period                 2,314,602     732,031      145,463          --


                                      A36

Landmark - 136957

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
 PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.10       $6.59        $8.85      $10.00
AUV at end of period                                                          $8.63       $8.10        $6.59       $8.85
Number of accumulation units outstanding at end of period                   278,604      83,177       23,783       1,814
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                    $8.12       $5.98        $8.23      $10.05
AUV at end of period                                                          $9.09       $8.12        $5.98       $8.23
Number of accumulation units outstanding at end of period                   160,013      67,213       17,650          --
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.34      $10.00
AUV at end of period                                                          $8.15       $9.34
Number of accumulation units outstanding at end of period                   307,589      26,719
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                    $9.96       $7.13        $9.39      $10.00
AUV at end of period                                                         $11.38       $9.96        $7.13       $9.39
Number of accumulation units outstanding at end of period                   453,800     255,439       68,579      12,110
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                    $5.52       $4.05        $5.36       $7.29
AUV at end of period                                                          $6.27       $5.52        $4.05       $5.36
Number of accumulation units outstanding at end of period                 1,021,161     640,197      156,994      86,394


                                      A37

Landmark - 136957

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


Certain funds are designated as "Master-Feeder", "LifeStyle Funds" or "MarketPro Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

-------------------------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
-------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             ING AllianceBernstein Mid Cap Growth Portfolio
ING Capital Guardian Large Cap Value Portfolio                    ING Capital Guardian U.S. Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio                     ING Templeton Global Growth Portfolio
ING Capital Guardian Small Cap Portfolio                          ING Capital Guardian Small/Mid Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs Internet Tollkeeper Portfolio                   ING Goldman Sachs Tollkeeper Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio                                         ING Global Resources Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                                ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio                       ING Wells Fargo Mid Cap Disciplined Portfolio
ING Mercury Focus Value Portfolio                                 ING Mercury Large Cap Value Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury Fundamental Growth Portfolio                          ING Mercury LargeCap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          ING Lord Abbett Affiliated Portfolio
ING UBS U.S. Balanced Portfolio                                   ING UBS U.S. Allocation Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Leisure Fund                                        AIM V.I. Leisure Fund
-------------------------------------------------------------------------------------------------------------------------------


                                       B1

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO                    Seeks long-term total return. Invests in common stocks of
    (Class S)*                                                    middle capitalization companies. Normally invests
    (formerly ING Alliance Mid Cap Growth Portfolio)              substantially all of its assets in high-quality common
    INVESTMENT ADVISER: Directed Services, Inc.                   stocks that the subadviser expects to increase in value.
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.

*NAME CHANGE EFFECTIVE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research  Management Company   "master fund" which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research  Management Company  fund" which invests all of its assets in the "master fund"
                                                                  which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in
                                                                  common stocks or other securities which demonstrate the
                                                                  potential for appreciation and/or dividends. The
                                                                  Growth-Income Fund is designed for investors seeking both
                                                                  capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research  Management Company  in the "master fund" which is Class 2 shares of the
                                                                  International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------



                                       B2

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      Seeks long-term capital appreciation. Invests at least 80%
    (Class S)                                                     of its assets in equity securities of small/mid
    (formerly ING Capital Guardian Small Cap Portfolio)           capitalization ("small/mid-cap") companies.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      Seeks long-term growth of capital and income. Invests,
    (Class S)                                                     under normal market conditions, at least 80% of its assets
    (formerly ING Capital Guardian Large Cap Value Portfolio)     in equity and equity-related securities of issuers located
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the United States.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. Normally invests at least 80% of its assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  equity securities of domestic and foreign issuers that
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           meet quantitative standards relating to financial
                                                                  soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of healthcare companies.  May invest in
    INVESTMENT SUBADVISER: Evergreen Investment Management        securities of relatively well-known and large companies as
    Company, LLC                                                  well as small- and medium-sized companies.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  Invests primarily in
    INVESTMENT ADVISER: Directed Services, Inc.                   common stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Evergreen Investment Management        of U.S. companies across all market capitalizations.  May
    Company, LLC                                                  invest up to 25% of its assets in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         Seeks long-term growth of capital. Normally invests
    (Class S)                                                     primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                             Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    (formerly ING Hard Assets Portfolio)                          appreciation. Normally invests at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the equities of producers of commodities.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
-------------------------------------------------------------------------------------------------------------------------------


                                       B3

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Class S)             Seeks long-term growth of capital. Invests, under normal
    (formerly ING Goldman Sachs Internet Tollkeeper Portfolio)    circumstances, at least 80% of its net assets plus any
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes (measured at time of
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   purchase) in equity investments in "Tollkeeper" companies,
     * Goldman Sachs Tollkeeper(SM) is a service mark of          which are high-quality technology, media, or service
       Goldman Sachs & Co.                                        companies that adopt or use technology to improve cost
                                                                  structure, revenue opportunities, and/or competitive
                                                                  advantage.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------


                                       B4

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (Class S1)              Seeks growth of capital.  Invests in a combination of
    INVESTMENT ADVISER:  ING Investments, LLC                     underlying funds according to a fixed formula that over
                                                                  time should reflect an allocation of approximately 100% in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO (Class S1)                         Seeks growth of capital and some current income.  Invests
    INVESTMENT ADVISER:  ING Investments, LLC                     in a combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)                Seeks growth of capital and current income.  Invests in a
    INVESTMENT ADVISER:  ING Investments, LLC                     combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO (Class S1)                       Seeks growth of capital and a low to moderate level of
    INVESTMENT ADVISER:  ING Investments, LLC                     current income.  Invests in a combination of underlying
                                                                  funds according to a fixed formula that over time should
                                                                  reflect an allocation of approximately 65% in equity
                                                                  securities and 35% in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING LORD ABBETT AFFILIATED PORTFOLIO (Class S)*                   Seeks long-term growth of capital.  Secondarily seeks
    (formerly ING Salomon Brothers Investors Portfolio)           current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Lord Abbett & Co., LLC*                lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of
*NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/05/05             foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING MARKETPRO PORTFOLIO (Class S)*                                Seeks capital appreciation.  Income is a secondary
    INVESTMENT ADVISER:  ING Investments, LLC                     consideration.  Seeks to obtain its investment objective by investing in a combination of underlying funds according to
*PORTFOLIO AVAILABLE 12/05/05                                     fixed percentages that reflect an allocation of
                                                                  approximately 70% in equity securities and 30% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------



                                       B5

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    (formerly ING Mercury Fundamental Growth Portfolio)           companies located in the United States believed to have
    INVESTMENT ADVISER:  Directed Services, Inc.                  good prospects for earnings growth.  These securities will
    INVESTMENT SUBADVISER: Mercury Advisors                       be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index.  May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies.  Normally will invest a portion of its assets in short-term debt
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGE CAP VALUE PORTFOLIO (Class S)                   Seeks long-term growth of capital. Invests at least 80% of
    (formerly ING Mercury Focus Value Portfolio)                  its assets in a diversified portfolio of equity securities
    INVESTMENT ADVISER:  Directed Services, Inc.                  of large capitalization companies that the Portfolio
    INVESTMENT SUBADVISER: Mercury Advisors                       Manager believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------



                                       B6

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------



1                                       B7

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (Class S)*                  Seeks capital appreciation. Current income is only an
    (formerly ING Capital Guardian Managed Global Portfolio)      incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Templeton Global Advisors Limited*     May invest up to 100% of its total assets in securities
*NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/05/05             traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            among the following classes, or types, of investments:
    (Americas) Inc.                                               stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------



                                       B8

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (Class S)*       Seeks to out perform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER: ING Investment Management Advisors,    Index), while maintaining a market level of risk.
    B.V.
*PORTFOLIO AVAILABLE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (Class S)           Seeks long-term capital growth. Normally invests at least
    (formerly ING Jennison Equity Opportunities Portfolio)        80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in securities of mid-capitalization companies.
    INVESTMENT SUBADVISER: Wells Capital Management, Inc.         The Portfolio manager defines mid-capitalization companies as those with market capitalizations within the range of
                                                                  companies comprising the Russell Midcap (R) Value Index at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (Class S)*        A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income.  Invests at least 80%
    INVESTMENT SUBADVISER:  Wells Fargo Funds Management, LLC     of its assets in equity securities of companies in the U.S.
*PORTFOLIO AVAILABLE 12/05/05                                     real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
      151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              Seeks capital appreciation. Invests primarily (at least 80%
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of total assets under normal circumstances) in securities
    INVESTMENT SUBADVISER: Bamco, Inc.                            of smaller companies with market values under $2.5 billion as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING DAVIS VENTURE VALUE PORTFOLIO (Service Class S)*              Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, invests majority of assets in equity
    INVESTMENT SUBADVISER:  Davis Selected Advisers L.P           securities issued by large companies with market
*PORTFOLIO AVAILABLE 12/05/05                                     capitalizations of at least 10 billion.  May invest a
                                                                  limited portion of its assets in companies of any size in
                                                                  foreign securities and may invest in non-equity securities.
-------------------------------------------------------------------------------------------------------------------------------



                                       B9

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund, Inc.                 without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Service Class)                                               normal circumstances, invests at least 80% of net assets
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    (plus borrowings for investment purposes, if any) in equity
    INVESTMENT SUBADVISER: UBS Global Asset Management            securities of U.S. large capitalization companies.
    (Americas) Inc.                                               Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------


                                      B10

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                  consideration.  Normally invests at least 80% of assets in
    INVESTMENT ADVISER:  ING Investments, LLC                     equity securities of dividend paying companies. At least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         65% of assets will be invested in equity securities of
                                                                  issuers in at least three countries, one of which may be
                                                                  the U.S., with at least 75% of total assets in common and
                                                                  preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT SUBADVISER:  ING Investment Management Co.         while maintaining a market level of risk.  Invests at least
                                                                  80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------


                                      B11

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT SUBADVISER:  ING Investment Management Co.         maintaining a market level of risk.  Invests at least 80%
                                                                  of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
    INVESTMENT ADVISER:  ING Investments, LLC                     conditions, invests at least 80% of assets in equity
    INVESTMENT SUBADVISER:  ING Investment Management Co.         securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------


                                      B12

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                              risk, through investment in a diversified portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     consisting primarily of debt securities. It is anticipated
    INVESTMENT SUBADVISER:  ING Investment Management Co.,        that capital appreciation and investment income will both
                                                                  be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
      11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                         assets in the equity securities and equity-related
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     instruments of companies engaged in the design, production, and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
      82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research Co.        primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Co.        exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
      600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------


                                      B13

Landmark - 136957

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
      3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------


                                      B14

Landmark - 136957

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AllianceBernstein Mid Cap Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio


THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:


ING AllianceBernstein Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Global Growth Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio



                                      B15

Landmark - 136957

ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.

THE FOLLOWING PORTFOLIOS ARE INCLUDED IN ONE OR MORE OF THE MARKETPRO
PORTFOLIOS:

ING FMR Diversified MidCap Portfolio
ING JPMorgan Fleming International Equity Portfolio
ING Legg Mason Value Portfolio
ING Marsico Growth
ING Mercury Large Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING Van Kampen Equity and Income Portfolio
ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.



                                      B16

Landmark - 136957

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II.


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TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.


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      (3)   We add (1) and (2).

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.


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APPENDIX D
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


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APPENDIX E
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $15,000 (the greater of earnings less any previous withdrawals, which is $90,000 - $75,000, which equals $15,000, and 10% of premium payments, which is $7,500) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


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APPENDIX F
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                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

------------------------------------------------------------------------------------------------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
------------------------------------------------------------------------------------------------------------------------------
 END OF YR  COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000        --     1,000            0        0      1,000    1,000
      1       535       500      1,035            1      1,070        --     1,070            1        0      1,000    1,000
      2       572       500      1,072            2      1,145        --     1,145            2        0      1,000    1,000
      3       613       500      1,113            3      1,225        --     1,225            3        0      1,000    1,000
      4       655       500      1,155            4      1,311        --     1,311            4        0      1,000    1,000
      5       701       500      1,201            5      1,403        --     1,403            5        0      1,000    1,000
      6       750       500      1,250            6      1,501        --     1,501            6        0      1,000    1,000
      7       803       500      1,303            7      1,606        --     1,606            7        0      1,000    1,000
      8       859       500      1,359            8      1,718        --     1,718            8        0      1,000    1,000
      9       919       500      1,419            9      1,838        --     1,838            9        0      1,000    1,000
     10       984       500      1,484           10      1,967        --     1,967           10        0      1,000    1,000
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       7% MGDB IF TRANSFERRED TO               7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                           COVERED FUNDS
       AT THE BEGINNING OF YEAR 6              AT THE BEGINNING OF YEAR 6
--------------------------------------------------------------------------------
 END OF YR  COVERED   SPECIAL    TOTAL   END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000        0          --    1,000     1,000
      1      1,070        --     1,070        1          --    1,000     1,000
      2      1,145        --     1,145        2          --    1,000     1,000
      3      1,225        --     1,225        3          --    1,000     1,000
      4      1,311        --     1,311        4          --    1,000     1,000
      5      1,403        --     1,403        5          --    1,000     1,000
      6         --     1,403     1,403        6       1,070       --     1,070
      7         --     1,403     1,403        7       1,145       --     1,145
      8         --     1,403     1,403        8       1,225       --     1,225
      9         --     1,403     1,403        9       1,311       --     1,311
     10         --     1,403     1,403       10       1,403       --     1,403
--------------------------------------------------------------------------------


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EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

--------------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
--------------------------------------------------------------------------------
                    Covered           Excluded            Total
               --------------------------------------------------------
                                                                        Death
    End of Yr  7% MGDB     AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
        0        500      500       500      500     1,000       1,000  1,000
        1        535      510       535      510     1,045       1,020  1,045
        2        572      490       572      490     1,062         980  1,062
        3        613      520       613      520     1,133       1,040  1,133
        4        655      550       655      550     1,205       1,100  1,205
        5        701      450       701      450     1,151         900  1,151
        6        750      525       750      525     1,275       1,050  1,275
        7        803      600       803      600     1,403       1,200  1,403
        8        859      750       859      750     1,609       1,500  1,609
        9        919      500       919      500     1,419       1,000  1,419
       10        984      300       984      300     1,284         600  1,284
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         7% MGDB IF 0% INVESTED                  7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                        IN EXCLUDED FUNDS
--------------------------------------------------------------------------------
                 Covered                                 Excluded
           --------------------                    ---------------------
                                 Death                                    Death
End of Yr   7% MGDB        AV   Benefit  End of Yr  "7% MGDB"    AV      Benefit
    0        1,000       1,000   1,000       0       1,000      1,000     1,000
    1        1,070       1,020   1,070       1       1,070      1,020     1,020
    2        1,145         980   1,145       2       1,145        980       980
    3        1,225       1,040   1,225       3       1,225      1,040     1,040
    4        1,311       1,100   1,311       4       1,311      1,100     1,100
    5        1,403         900   1,403       5       1,403        900       900
    6        1,501       1,050   1,501       6       1,501      1,050     1,050
    7        1,606       1,200   1,606       7       1,606      1,200     1,200
    8        1,718       1,500   1,718       8       1,718      1,500     1,500
    9        1,838       1,000   1,838       9       1,838      1,000     1,000
    10       1,967         600   1,967      10       1,967        600       600
--------------------------------------------------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


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-------------------------------------------------------------------------------
                TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
                                                                        Death
End of Yr  7% MGDB     AV       "7% MGDB"   AV     7% MGDB     AV      Benefit
    --      1,000     1,000        --        --     1,000     1,000     1,000
     1      1,050     1,020        --        --     1,050     1,020     1,050
     2      1,103       980        --        --     1,103       980     1,103
     3      1,158     1,040        --        --     1,158     1,040     1,158
     4      1,216     1,100        --        --     1,216     1,100     1,216
     5      1,276       900        --        --     1,276       900     1,276
     6         --        --     1,340     1,050     1,050     1,050     1,050
     7         --        --     1,407     1,200     1,200     1,200     1,200
     8         --        --     1,477     1,500     1,500     1,500     1,500
     9         --        --     1,551     1,000     1,000     1,000     1,000
    10         --        --     1,629       600       600       600       600
--------------------------------------------------------------------------------

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
      (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

-------------------------------------------------------------------------------
                TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
                                                                        Death
End of Yr  7% MGDB     AV       "7% MGDB"   AV     7% MGDB     AV      Benefit
    --         --       --     1,000     1,000     1,000     1,000     1,000
    1          --       --     1,050     1,020     1,020     1,020     1,020
    2          --       --     1,103       980       980       980       980
    3          --       --     1,158     1,040     1,040     1,040     1,040
    4          --       --     1,216     1,100     1,100     1,100     1,100
    5          --       --     1,276       900       900       900       900
    6         945    1,050        --        --       945     1,050     1,050
    7         992    1,200        --        --       992     1,200     1,200
    8       1,042    1,500        --        --     1,042     1,500     1,500
    9       1,094    1,000        --        --     1,094     1,000     1,094
   10       1,149      600        --        --     1,149       600     1,149
-------------------------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
      Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


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APPENDIX G
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            EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

EXAMPLE 1

                                            CONTRACT WITHOUT      CONTRACT WITH
AGE                                         THE MGIB RIDER        THE MGIB RIDER
---                                         --------------        --------------

55                Initial Value             $100,000              $100,000
                  Accumulation Rate         0.0%                  0.00%
                  Rider Charge              0.0%                  0.75%

65                Contract Value            $100,000              $89,167
                  Contract Annuity Factor   4.71                  4.71
                  Monthly Income            $471.00               $419.98
                  MGIB Rollup               n/a                   $196,715
                  MGIB Ratchet              n/a                   $100,000
                  MGIB Annuity Factor       n/a                   4.43
                  MGIB Income               N/A                   $820.30

                  Income                    $471.00               $871.44

EXAMPLE 2

                                            CONTRACT WITHOUT      CONTRACT WITH
AGE                                         THE MGIB RIDER        THE MGIB RIDER
---                                         --------------        --------------

55                Initial Value             $100,000              $100,000
                  Accumulation Rate         3.0%                  3.0%
                  Rider Charge              0.0%                  0.75%

65                Contract Value            $134,392              $122,019
                  Contract Annuity Factor   4.71                  4.71
                  Monthly Income            $632.98               $574.70
                  MGIB Rollup               n/a                   $196,715
                  MGIB Ratchet              n/a                   $122,019
                  MGIB Annuity Factor       n/a                   4.43
                  MGIB Income               N/A                   $871.44

                  Income                    $632.98               $871.44


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EXAMPLE 3

                                            CONTRACT WITHOUT      CONTRACT WITH
AGE                                         THE MGIB RIDER        THE MGIB RIDER
---                                         --------------        --------------

55                Initial Value             $100,000              $100,000
                  Accumulation Rate         8.0%                  8.0%
                  Rider Charge              0.0%                  0.75%

65                Contract Value            $215,892              $200,423
                  Contract Annuity Factor   4.71                  4.71
                  Monthly Income            $1,016.85             $943.99
                  MGIB Rollup               n/a                   $196,715
                  MGIB Ratchet              n/a                   $200,423
                  MGIB Annuity Factor       n/a                   4.43
                  MGIB Income               N/A                   $887.87

                  Income                    $1,016.85             $887.87


The Accumulation Rates shown under "Contract" are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.


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APPENDIX H
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                 ING LIFEPAY PARTIAL WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the Maximum Annual Withdrawal ("MAW") amount for withdrawals in excess of the MAW:


ILLUSTRATION 1: ADJUSTMENT TO THE MAXIMUM ANNUAL WITHDRAWAL ("MAW") AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW, INCLUDING SURRENDER AND/OR MVA CHARGES.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, then there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $2,000, and the amount of the current gross withdrawal, $1,700.

If the Account Value before this withdrawal is $50,000, then the MAW is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

ILLUSTRATION 2: ADJUSTMENT TO THE MAW AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the MAW, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000)



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ILLUSTRATION 3: A WITHDRAWAL EXCEEDS THE MAW AMOUNT BUT DOES NOT EXCEED THE ADDITIONAL WITHDRAWAL AMOUNT ("AWA").

Assume the MAW is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The AWA is set equal to the excess of this amount above the MAW, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the MAW, $5,000, however, the MAW is not adjusted until the AWA is exhausted. The amount by which total net withdrawals taken exceed the MAW, $1,000 ($6,000 - $5,000), is the same as the AWA, so no adjustment to the MAW is made. If total net withdrawals taken had exceeded the sum of the MAW and the AWA, then an adjustment would be made to the MAW.

ILLUSTRATION 4: THE RESET OPTION IS UTILIZED.

Assume the MAW is $5,000 and the MAW percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The MAW is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the MAW is now $6,500 ($130,000 * 5%).



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APPENDIX I
--------------------------------------------------------------------------------

                      MINIMUM GUARANTEED WITHDRAWAL BENEFIT
  (APPLICABLE TO CONTRACTS ISSUED IN STATES WHERE ING LIFEPAY IS NOT AVAILABLE)

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE FIRST TWO-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGWB WITHDRAWAL ACCOUNT. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix J, MGWB Excess Withdrawal Amount Examples.


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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.


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On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

   DEATH OF OWNER.

      BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

      DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):

-----------------------------------------------------------------------------------------------------------
                                                                    MAXIMUM ANNUAL CHARGE IF STEP-UP
AS AN ANNUAL CHARGE              AS A QUARTERLY CHARGE              BENEFIT ELECTED(8)
-------------------------------- ---------------------------------- ---------------------------------------
0.45% of contract value          0.12% of contract value            1.00% of contract value
-------------------------------- ---------------------------------- ---------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


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      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" in the prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above."


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APPENDIX J
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                     MGWB EXCESS WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawals Amount"):

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


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EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).


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EXAMPLE #5: OWNER TRANSFERS FUNDS FROM COVERED FUNDS TO EXCLUDED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


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                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


Landmark - 136957                                                     11/01/2005

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            WELLS FARGO ING LANDMARK
--------------------------------------------------------------------------------

                                                                NOVEMBER 1, 2005

      This prospectus describes Wells Fargo ING Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.


      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------


WF Landmark - 136960

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
  ING AllianceBernstein Mid Cap Growth Portfolio (Class S) ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Cap Guardian Small/Midcap Portfolio (Class S)
  ING Cap Guardian U.S. Equities Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
  ING Evergreen Omega Portfolio (Class S)
  ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
  ING FMR(SM) Earnings Growth Portfolio (Class S)
  ING Global Resources Portfolio (Class S)
  ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
  ING Janus Contrarian Portfolio (Class S)
  ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
  ING JPMorgan Value Opportunities Portfolio (Class S)
  ING Julius Baer Foreign Portfolio (Class S)
  ING Legg Mason Value Portfolio (Class S)
  ING LifeStyle Aggressive Growth Portfolio (Class S1)
  ING LifeStyle Growth Portfolio (Class S1)
  ING LifeStyle Moderate Growth Portfolio (Class S1)
  ING LifeStyle Moderate Portfolio (Class S1)
  ING Liquid Assets Portfolio (Class S)
  ING Lord Abbett Affiliated Portfolio (Class S)
  ING MarketPro Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)
  ING Marsico International Opportunities Portfolio (Class S) ING Mercury Large Cap Growth Portfolio (Class S)
  ING Mercury Large Cap Value Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)
  ING MFS Total Return Portfolio (Class S)
  ING MFS Utilities Portfolio (Class S)
  ING Oppenheimer Main Street Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class S)
  ING Pioneer Fund Portfolio (Class S)
  ING Pioneer Mid Cap Value Portfolio (Class S)
  ING Salomon Brothers All Cap Portfolio (Class S)
  ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)
  ING Templeton Global Growth Portfolio (Class S)
  ING UBS U.S. Allocation Portfolio (Class S)
  ING Van Kampen Equity Growth Portfolio (Class S)
  ING Van Kampen Global Franchise Portfolio (Class S)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING Van Kampen Real Estate Portfolio (Class S)
  ING VP Index Plus International Equity Portfolio (Class S) ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING PARTNERS, INC.
  ING Baron Small Cap Growth Portfolio (Service Class)
  ING Davis Venture Value Portfolio (Service Class)
  ING Fundamental Research Portfolio (Service Class)
  ING JPMorgan Fleming International Portfolio (Service Class)
  ING Oppenheimer Global Portfolio (Service Class)
  ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
  ING Van Kampen Comstock Portfolio (Service Class)
  ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
  ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
  ING VP Financial Services Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  Fidelity VIP Contrafund Portfolio (Service Class 2)
  Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
  Colonial Small Cap Value Fund (Class B)

PROFUNDS VP
  ProFund VP Bull
  ProFund VP Europe 30
  ProFund VP Rising Rates Opportunity
  ProFund VP Small-Cap

WELLS FARGO VARIABLE TRUST
  Wells Fargo VT Asset Allocation Fund
  Wells Fargo VT Equity Income Fund
  Wells Fargo VT C&B Large Cap Value Fund
  Wells Fargo VT Large Company Growth Fund
  Wells Fargo VT Money Market Fund
  Wells Fargo VT Small Cap Growth Fund
  Wells Fargo VT Total Return Bond Fund



WF Landmark - 136960

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms ....................................................   ii
Fees and Expenses .........................................................    1
Condensed Financial Information ...........................................    9
  Accumulation Unit .......................................................    9
  The Net Investment Factor ...............................................    9
  Performance Information .................................................    9
  Financial Statements ....................................................   10
ING USA Annuity and Life Insurance Company ................................   10
ING USA Separate Account B ................................................   11
The Trusts and Funds ......................................................   11
Covered Funds, Special Funds and Excluded
  Funds ...................................................................   12
Charges and Fees ..........................................................   13
  Charge Deduction Subaccount .............................................   13
  Charges Deducted from the Contract Value ................................   13
      Surrender Charge ....................................................   13
      Waiver of Surrender Charge for Extended
         Medical Care .....................................................   13
      Free Withdrawal Amount ..............................................   14
      Surrender Charge for Excess Withdrawals .............................   14
      Premium Taxes .......................................................   14
      Administrative Charge ...............................................   14
      Transfer Charge .....................................................   14
  Charges Deducted from the Subaccounts ...................................   15
      Mortality and Expense Risk Charge ...................................   15
      Asset-Based Administrative Charge ...................................   15
      Earnings Multiplier Benefit Charge ..................................   15
      Optional Rider Charges ..............................................   15
  Trust and Fund Expenses .................................................   16
The Annuity Contract ......................................................   17
  Contract Date and Contract Year .........................................   18
  Contract Owner ..........................................................   18
  Annuity Start Date ......................................................   18
  Annuitant ...............................................................   19
  Beneficiary .............................................................   19
  Purchase and Availability of the Contract ...............................   20
  Crediting of Premium Payments ...........................................   20
  Administrative Procedures ...............................................   22
  Contract Value ..........................................................   22
  Cash Surrender Value ....................................................   23
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes .......................................   23
  The Fixed Account .......................................................   23
  Optional Riders .........................................................   24
Other Contracts ...........................................................   32
Withdrawals ...............................................................   32
Transfers Among Your Investments ..........................................   36
Death Benefit Choices .....................................................   40
      Death Benefit During the Accumulation
          Phase ...........................................................   40
      Standard Death Benefit ..............................................   40
      Enhanced Death Benefit Options ......................................   41
  Earnings Multiplier Benefit Rider .......................................   43
  Death Benefit During the Income Phase ...................................   43
  Continuation After Death -- Spouse ......................................   43
  Continuation After Death -- Not a Spouse ................................   44
  Required Distributions Upon Contract
      Owner's Death .......................................................   44
The Annuity Options .......................................................   46
Other Contract Provisions .................................................   48
Other Information .........................................................   51
Federal Tax Considerations ................................................   52
Statement of Additional Information
  Table of Contents .......................................................SAI-1
Appendix A
  Condensed Financial Information .........................................   A1
Appendix B
  The Investment Portfolios ...............................................   B1
Appendix C
  Fixed Account II ........................................................   C1
Appendix D
  Fixed Interest Division .................................................   D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example .............................................................   E1
Appendix F
  Special Funds and Excluded Funds Examples ...............................   F1
Appendix G
  Minimum Guaranteed Income Benefit
      Calculation Examples ................................................   G1
Appendix H
ING LifePay Withdrawal Examples ...........................................   H1
Appendix I
  MGWB For Contracts In States Where ING
  LifePay Not Available ...................................................   I1
Appendix J
  MGWB Excess Withdrawal Amount Examples
  For Contracts In States Where ING LifePay Not
  Available ...............................................................   J1

WF Landmark - 136960

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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    ------------------------------------------------------------
    SPECIAL TERM                                            PAGE
    ------------------------------------------------------------
    Accumulation Unit                                          9
    ------------------------------------------------------------
    Annuitant                                                 19
    ------------------------------------------------------------
    Annuity Start Date                                        18
    ------------------------------------------------------------
    Cash Surrender Value                                      23
    ------------------------------------------------------------
    Contract Date                                             19
    ------------------------------------------------------------
    Claim Date                                                40
    ------------------------------------------------------------
    Contract Owner                                            18
    ------------------------------------------------------------
    Contract Value                                            22
    ------------------------------------------------------------
    Contract Year                                             18
    ------------------------------------------------------------
    Covered Fund                                              12
    ------------------------------------------------------------
    Earnings Multiplier Benefit                               43
    ------------------------------------------------------------
    Excluded Fund                                             12
    ------------------------------------------------------------
    Free Withdrawal Amount                                    14
    ------------------------------------------------------------
    Market Value Adjustment                                   C1
    ------------------------------------------------------------
    Max 7 Enhanced Death Benefit                              42
    ------------------------------------------------------------
    Net Investment Factor                                      9
    ------------------------------------------------------------
    Net Rate of Return                                         9
    ------------------------------------------------------------
    Quarterly Ratchet Enhanced Death Benefit                  41
    ------------------------------------------------------------
    Restricted Funds                                          12
    ------------------------------------------------------------
    Rider Date                                                24
    ------------------------------------------------------------
    7% Solution Death Benefit Element                         42
    ------------------------------------------------------------
    Special Fund                                              12
    ------------------------------------------------------------
    Standard Death Benefit                                    40
    ------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    ------------------------------------------------------------------------
    TERM USED IN THIS PROSPECTUS     CORRESPONDING TERM USED IN THE CONTRACT
    ------------------------------------------------------------------------
    Accumulation Unit Value          Index of Investment Experience
    ------------------------------------------------------------------------
    Annuity Start Date               Annuity Commencement Date
    ------------------------------------------------------------------------
    Contract Owner                   Owner or Certificate Owner
    ------------------------------------------------------------------------
    Contract Value                   Accumulation Value
    ------------------------------------------------------------------------
    Transfer Charge                  Excess Allocation Charge
    ------------------------------------------------------------------------
    Fixed Interest Allocation        Fixed Allocation
    ------------------------------------------------------------------------
    Free Look Period                 Right to Examine Period
    ------------------------------------------------------------------------
    Guaranteed Interest Period       Guarantee Period
    ------------------------------------------------------------------------
    ING LifePay Base                 MGWB Base
    ------------------------------------------------------------------------
    Subaccount(s)                    Division(s)
    ------------------------------------------------------------------------
    Net Investment Factor            Experience Factor
    ------------------------------------------------------------------------
    Regular Withdrawals              Conventional Partial Withdrawals
    ------------------------------------------------------------------------
    Withdrawals                      Partial Withdrawals
    ------------------------------------------------------------------------

WF Landmark - 136960

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES (1)

       Surrender Charge:

           COMPLETE YEARS ELAPSED                  0     1     2     3      4+
              SINCE PREMIUM PAYMENT
           SURRENDER CHARGE (AS A PERCENTAGE       6%    5%    4%    3%     0%
           OF PREMIUM PAYMENT)

       Transfer Charge (2)................ $25 per transfer, if you make more than 12 transfers in a contract year

          (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

          (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE (3).................................  $30

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

          (3) We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES (4)

           ----------------------------------------------------------------------------------------
                                                                       ENHANCED DEATH BENEFITS
                                                       STANDARD        -----------------------
                                                         DEATH        QUARTERLY
                                                        BENEFIT        RATCHET          MAX 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge             1.50%          1.75%           2.05%
             Asset-Based Administrative Charge           0.15%          0.15%           0.15%
                                                         ----           ----            ----
                 Total                                   1.65%          1.90%           2.20%
           ----------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE (5)

           ---------------------------------------------------------------------
           AS AN ANNUAL CHARGE             AS A QUARTERLY CHARGE
           ---------------------------------------------------------------------
           0.30% of contract value         0.08% of contract value
           ---------------------------------------------------------------------

      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

WF Landmark - 136960

OPTIONAL RIDER CHARGES (6)

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

       -------------------------------------------------------------------------
       AS AN ANNUAL CHARGE                   AS A QUARTERLY CHARGE
       -------------------------------------------------------------------------
       0.75% of the MGIB Benefit Base(7)     0.19% of the MGIBBenefit Base(7)
       -------------------------------------------------------------------------

       ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):


           ------------------------------------------------------------------------------------------------
                                                                     MAXIMUM ANNUAL CHARGE IF RESET
           AS AN ANNUAL CHARGE         AS A QUARTERLY CHARGE         BENEFIT ELECTED(8)
           ------------------------------------------------------------------------------------------------
           0.50% of contract value     0.125% of contract value      1.20% of contract value
           ------------------------------------------------------------------------------------------------


      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see "ING LifePay Minimum Guarantee Withdrawal Benefit - ING LifePay Reset Option."


TABLE OF SEPARATE ACCOUNT CHARGES

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

           ----------------------------------------------------------------------------------------
                                                                       ENHANCED DEATH BENEFITS
                                                        STANDARD       -----------------------
                                                         DEATH         QUARTERLY
                                                        BENEFIT         RATCHET         MAX 7
           ----------------------------------------------------------------------------------------
            Mortality & Expense Risk Charge              1.40%           1.65%          1.95%
            Asset-Based Administrative Charge            0.15%           0.15%          0.15%
            Earning Multiplier Benefit Rider             0.30%           0.30%          0.30%
            ING LifePay Minimum Guaranteed
            Withdrawal Benefit Rider                     0.50%           0.50%          0.50%
                                                         -----           -----          -----
            Total                                        2.35%           2.60%          2.90%

If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

           ----------------------------------------------------------------------------------------
                                                                       ENHANCED DEATH BENEFITS
                                                        STANDARD       -----------------------
                                                         DEATH         QUARTERLY
                                                        BENEFIT         RATCHET         MAX 7
           ----------------------------------------------------------------------------------------
            Mortality & Expense Risk Charge              1.40%           1.65%          1.95%
            Asset-Based Administrative Charge            0.15%           0.15%          0.15%
            Earning Multiplier Benefit Rider             0.30%           0.30%          0.30%
                                                         -----           -----          -----
            Total                                        1.85%           2.10%          2.40%

WF Landmark - 136960

As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.


TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     -------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (8)                            MINIMUM      MAXIMUM
     -------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(9), and other
     expenses):                                                                    0.54%        1.78%
     -------------------------------------------------------------------------------------------------------

      (8) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 054% to 1.78%. The expense reimbursement or fee arrangement reflected is contractual and expected to continue through May 1, 2006.

      (9) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE (1),(2)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is contractual and is expected to continue through May 1, 2006. Expenses shown are actual expenses for the year ended 12/31/04 unless otherwise noted.


-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                 NET FUND
                                                           DISTRIBUTION              ANNUAL                    ANNUAL
                                                              AND/OR                EXPENSES       TOTAL      EXPENSES
                                                INVESTMENT   SERVICE                 WITHOUT      WAIVERS       AFTER
                                                 ADVISORY    (12B-1)       OTHER    WAIVERS OR      OR        WAIVERS OR
FUND NAME                                          FEES        FEES      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio
  (Class S)  (3) (6) (27)                           0.77%      0.25%       0.01%       1.03%        0.00%       1.03%
-------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio   (4)(5)        0.35%      0.75%       0.04%       1.14%        0.00%       1.14%
-------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio
  (4)(5)                                            0.29%      0.75%       0.05%       1.09%        0.00%       1.09%
-------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio
  (4)(5)                                            0.54%      0.75%       0.08%       1.37%        0.00%       1.37%
-------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small/Mid Cap Portfolio
  (Class S) (3) (6)                                 0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian U.S. Equities Portfolio
  (Class S) (3) (6) (9)                             0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio
  (Class S)  (3) (6)                                0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio
  (Class S)  (3a)                                   0.75%      0.25%       0.00%       1.00%        0.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio (Class S)  (3a)       0.60%      0.25%       0.00%       0.85%        0.00%       0.85%
-------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio
  (Class S) (3)                                     0.75%      0.25%       0.01%       1.01%        0.00%       1.01%
-------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio (Class S)
  (7) (8)                                           0.62%      0.25%       0.15%       1.02%        0.02%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio (Class S) (3)        0.66%      0.25%       0.00%       0.91%        0.00%       0.91%
-------------------------------------------------------------------------------------------------------------------------

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                 NET FUND
                                                           DISTRIBUTION              ANNUAL                    ANNUAL
                                                              AND/OR                EXPENSES       TOTAL      EXPENSES
                                                INVESTMENT   SERVICE                 WITHOUT      WAIVERS       AFTER
                                                 ADVISORY    (12B-1)       OTHER    WAIVERS OR      OR        WAIVERS OR
FUND NAME                                          FEES        FEES      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs Tollkeeper(SM) Portfolio
  (Class S) (3) (8)                                 1.35%      0.25%       0.01%       1.61%        0.21%       1.40%
-------------------------------------------------------------------------------------------------------------------------
ING Janus Contrarian Portfolio (Class S) (3) (6)    0.80%      0.25%       0.01%       1.06%        0.00%       1.06%
-------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Emerging Markets Equity Portfolio
  (Class S) (3)                                     1.25%      0.25%       0.02%       1.52%        0.00%       1.52%
-------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio
  (Class S) (3) (6) (9)                             0.90%      0.25%       0.00%       1.15%        0.03%       1.12%
-------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Value Opportunities Portfolio
  (Class S) (7) (8)                                 0.40%      0.25%       0.15%       0.80%        0.02%       0.78%
-------------------------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class S)  (3)    0.96%      0.25%       0.00%       1.21%        0.00%       1.21%
-------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S) (3) (6)    0.80%      0.25%       0.01%       1.06%        0.00%       1.06%
-------------------------------------------------------------------------------------------------------------------------
ING Lifestyles Aggressive Growth Portfolio
  (Class S1) (10) (11)                              1.19%      0.00%       0.05%       1.24%        0.05%       1.19%
-------------------------------------------------------------------------------------------------------------------------
ING Lifestyles Growth Portfolio (Class S1) (10)
  (11)                                              1.15%      0.00%       0.05%       1.20%        0.06%       1.14%
-------------------------------------------------------------------------------------------------------------------------
ING Lifestyles Moderate Growth Portfolio
  (Class S1) (10) (11)                              1.11%      0.00%       0.05%       1.16%        0.06%       1.10%
-------------------------------------------------------------------------------------------------------------------------
ING Lifestyles Moderate Portfolio (Class S1)
  (10) (11)                                         1.05%      0.00%       0.05%       1.10%        0.06%       1.04%
-------------------------------------------------------------------------------------------------------------------------
ING Liquid Assets Portfolio (Class S) (3)           0.27%      0.25%       0.02%       0.54%        0.00%       0.54%
-------------------------------------------------------------------------------------------------------------------------
ING Lord Abbett Affiliated Portfolio (Class S)
  (3) (31)                                          0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING MarketPro Portfolio (Class S) (29) (30)         0.70%      0.25%       0.10%       1.05%        0.00%       1.05%
-------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)  (3) (6)     0.77%      0.25%       0.01%       1.03%        0.00%       1.03%
-------------------------------------------------------------------------------------------------------------------------
ING Marsico International Opportunities
  Portfolio (Class S) (7) (8)                       0.54%      0.25%       0.17%       0.96%        0.03%       0.93%
-------------------------------------------------------------------------------------------------------------------------
ING Mercury Large Cap Growth Portfolio
  (Class S)  (3) (9)                                0.80%      0.25%       0.00%       1.05%        0.05%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING Mercury Large Cap Value Portfolio (Class S)
  (3) (9)                                           0.80%      0.25%       0.00%       1.05%        0.05%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S) (3)
  (6) (12)                                          0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
-------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class S)  (3)
  (6)                                               0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
-------------------------------------------------------------------------------------------------------------------------
ING MFS Utilities Portfolio (Class S) (7) (8)       0.60%      0.25%       0.15%       1.00%        0.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio (Class S)
  (3) (6)                                           0.64%      0.25%       0.00%       0.89%        0.00%       0.89%
-------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S) (3)         0.60%      0.25%       0.01%       0.86%        0.00%       0.86%
-------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S) (3a)       0.49%      0.25%       0.00%       0.74%        0.00%       0.74%
-------------------------------------------------------------------------------------------------------------------------
ING Pioneer Fund Portfolio (Class S) (8)            0.75%      0.25%       0.01%       1.01%        0.05%       0.96%
-------------------------------------------------------------------------------------------------------------------------
ING Pioneer Mid Cap Value Portfolio (Class S)
  (8)                                               0.64%      0.25%       0.01%       0.90%        0.00%       0.90%
-------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio
  (Class S) (3) (6)                                 0.74%      0.25%       0.01%       1.00%        0.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio
  (Class S) (3) (6)                                 0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio
  (Class S) (3) (6)                                 0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING Templeton Global Growth Portfolio (Class S)
   (6) (28)                                         0.97%      0.25%       0.01%       1.23%        0.00%       1.23%
-------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Allocation Portfolio (Class S) (3)
  (9)                                               0.75%      0.25%       0.01%       1.01%        0.02%       0.99%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio
  (Class S) (3)(9)                                  0.65%      0.25%       0.00%       0.90%        0.05%       0.85%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio
  (Class S) (3)                                     1.00%      0.25%       0.00%       1.25%        0.00%       1.25%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio
  (Class S) (3) (6)                                 0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio (Class S)
  (3)                                               0.66%      0.25%       0.00%       0.91%        0.00%       0.91%
-------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus International Equity Portfolio
  (Class S) (32)                                    0.45%      0.25%       0.22%       0.92%        0.12%       0.80%
-------------------------------------------------------------------------------------------------------------------------
ING Wells Fargo Mid Cap Disciplined Portfolio
  (Class S) (3) (6)                                 0.66%      0.25%       0.01%       0.92%        0.00%       0.92%
-------------------------------------------------------------------------------------------------------------------------
ING Wells Fargo Small Cap Disciplined Portfolio
  (Class S) (32)                                    0.77%      0.25%       0.21%       1.23%        0.11%       1.12%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
-------------------------------------------------------------------------------------------------------------------------
ING Baron Small Cap Growth Portfolio
  (Service Class) (14)                              0.85%      0.25%       0.40%       1.50%        0.05%       1.45%
-------------------------------------------------------------------------------------------------------------------------
ING Davis Venture Value Portfolio (Service
  Class)(32)                                        0.80%      0.25%       0.00%       0.10%        0.00%       1.15%
-------------------------------------------------------------------------------------------------------------------------
ING Fundamental Research Portfolio (Service
  Class)                                            0.60%      0.25%       0.20%       1.05%        0.00%       1.05%
-------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio
   (Service Class)                                  0.80%      0.25%       0.20%       1.25%        0.00%       1.25%
-------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Global Portfolio (Service
  Class) (15)                                       0.60%      0.25%       0.06%       0.91%        0.00%       0.91%
-------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio
  (Service Class)                                   0.69%      0.25%       0.13%       1.07%        0.00%       1.07%
-------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Large Cap Equity Portfolio
  (Service Class)                                   0.70%      0.25%       0.15%       1.10%        0.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service
  Class) (14)                                       0.60%      0.25%       0.35%       1.20%        0.07%       1.13%
-------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity and Income Portfolio
  (Service Class) (15)                              0.55%      0.25%       0.02%       0.82%        0.00%       0.82%
-------------------------------------------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
ING VP Global Equity Dividend Portfolio (16)
  (17)                                              1.00%      0.00%       0.20%       1.20%       (0.03%)      1.23%
-------------------------------------------------------------------------------------------------------------------------

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                 NET FUND
                                                           DISTRIBUTION              ANNUAL                    ANNUAL
                                                              AND/OR                EXPENSES       TOTAL      EXPENSES
                                                INVESTMENT   SERVICE                 WITHOUT      WAIVERS       AFTER
                                                 ADVISORY    (12B-1)       OTHER    WAIVERS OR      OR        WAIVERS OR
FUND NAME                                          FEES        FEES      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class S)
  (18) (19)                                         0.35%      0.25%       0.09%       0.69%        0.00%       0.69%
-------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio (Class S)
  (18) (19)                                         0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
-------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio (Class S)
  (18) (19)                                         0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
ING VP Financial Services Portfolio (Service
  Class S) (20) (21)                                0.75%      0.25%       0.25%       1.25%        0.20%       1.05%
-------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio
  (Service Class S) (20) (21)                       0.75%      0.25%       0.19%       1.19%        0.09%       1.10%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)
  (20)                                              0.40%      0.25%       0.08%       0.73%        0.00%       0.73%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund (Series I) (22)               0.75%      0.00%       0.59%       1.34%        0.04%       1.30%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service
  Class 2)                                          0.57%      0.25%       0.11%       0.93%        0.00%       0.93%
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service
  Class 2)                                          0.47%      0.25%       0.11%       0.83%        0.00%       0.83%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund (Class B)             0.80%      0.25%       0.17%       1.22%        0.00%       1.22%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
-------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                     0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
-------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                0.75%      0.25%       0.61%       1.61%        0.00%       1.61%
-------------------------------------------------------------------------------------------------------------------------
ProFund Rising Rates Opportunity                    0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
-------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                0.75%      0.25%       0.75%       1.75%        0.00%       1.75%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Asset Allocation
  Fund (24) (25) (26)                               0.55%      0.25%       0.22%       1.02%        0.02%       1.00%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income Fund
  (24) (25) (26)                                    0.55%      0.25%       0.23%       1.03%        0.03%       1.00%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT C&B Large Cap Value
  Fund  (23) (24) (25) (26)                         0.55%      0.25%       0.39%       1.19%        0.19%       1.00%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Large Company
  Growth Fund (24) (25) (26)                        0.55%      0.25%       0.25%       1.05%        0.05%       1.00%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Money Market Fund (24)
  (25) (26)                                         0.30%      0.25%       0.32%       0.87%        0.12%       0.75%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth
  Fund (24) (25) (26)                               0.75%      0.25%       0.24%       1.24%        0.04%       1.20%
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Total Return Bond
  Fund (24) (25) (26)                               0.45%      0.25%       0.26%       0.96%        0.06%       0.90%
-------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

WF Landmark - 136960

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(3) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(3a) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(4) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund.) Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(5) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(6) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Wells Fargo Mid Cap Disciplined Portfolio, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 0.97%, 1.26%, 0.91%, 0.99%, 0.91%, 1.05%, 0.88%, 1.12%, 1.06%, 1.00%,
      0.87%, 0.88%, 0.86%, 0.97%, 0.90%, 0.91%, and 0.90%, respectively. This arrangement may be discontinued at any time.

(7) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).


(8) DirectedServices, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

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(9) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Large Cap Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; 0.02% for ING UBS U.S. Allocation Portfolio; and 0.05% for ING Van Kampen Equity Growth Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.


(10) The table reflects the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio indirectly bear the proportionate expenses of the Service Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

(13) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(14) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(16) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

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(17) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(19) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(20) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.

(21) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. For the Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(22) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

(23) Formerly, the Wells Fargo VT Equity Value Fund. As of 4/11/05 the Wells Fargo VT Equity Value Fund will be called the Wells Fargo Advantage VT C&B Large Cap Value Fund

(24) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Asset Allocation, Equity Income, C&B Large Cap Value and Large Company Growth Funds is as follows: 0.55% from $0 to $499 million; 0.50% for assets from $500 million to $999 million; 0.45% for assets from $1 billion to $2.99 billion; 0.425% for assets from $3 billion to $4.99 billion; and 0.40% for assets $5 billion and higher. The breakpoint schedule for the Small Cap Growth Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. The breakpoint schedule for the Money Market Fund is as follows: 0.30% for assets from $0 to $499 million; 0.30% for assets from $500 million to $999 million; 0.275% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher. The breakpoint schedule for the Total Return Bond Fund is as follows: 0.45% for assets from $0 to $499 million; 0.40% for assets from $500 million to $999 million; 0.35% for assets from $1 billion to $2.99 billion; 0.325% for assets from $3 billion to $4.99 billion; and 0.30% for assets $5 billion and higher.

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(25) Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

(26) The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.


(27) Effective December 5, 2005, the portfolio name "ING Alliance Mid Cap Growth Portfolio" is changed to "ING AllianceBernstein Mid Cap Growth Portfolio".

(28) Effective December 5, 2005, the portfolio name "ING Capital Guardian Managed Global Portfolio" is changed to "ING Templeton Global Growth Portfolio".

(29) In addition to the expenses of each Portfolio, each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because the Fund uses a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The fees reflected in the Fund Expense Table, above, are the aggregate annual net expense ratios (as an annual percentage of average daily net assets) for each Portfolio and its Underlying Funds as of December 31, 2004.

(30) ING Investments, the investment advisor to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading, "Total Waivers or Reductions." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

(31) Effective December 5, 2005, the portfolio name "ING Salomon Brothers Investors Portfolio" is changed to "ING Lord Abbett Affiliated Portfolio".

(32) Effective December 5, 2005, this portfolio is available as an investment option under the contract.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   ----------------------------------------------------------------------------
    1)  If you surrender your contract at the end of the applicable time period:
   ----------------------------------------------------------------------------
           1 year         3 years              5 years              10 years
           $1,142          $2,019               $2,686                $5,315
   ----------------------------------------------------------------------------
    2)  If you annuitize at the end of the applicable time period:
   ----------------------------------------------------------------------------
           1 year         3 years              5 years              10 years
           $1,142          $2,019               $2,686                $5,315
   ----------------------------------------------------------------------------
    3)  If you do not surrender your contract:
   ----------------------------------------------------------------------------
           1 year         3 years              5 years              10 years
            $542           $1,619               $2,686                $5,315
   ----------------------------------------------------------------------------

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Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount and the Wells Fargo VT Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

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Current yield for the Liquid Assets subaccount and the Wells Fargo VT Money Market subaccount are based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount and the Wells Fargo VT Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT EITHER THE LIQUID ASSETS SUBACCOUNT OR THE WELLS FARGO VT MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
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ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Certain funds are designated as "Master-Feeder", "LifeStyle Funds" or "MarketPro Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle or MarketPro Funds are appropriate for you, particularly if you are a conservative investor.

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If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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RESTRICTED FUNDS
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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

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Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

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CHARGES AND FEES
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We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Wells Fargo VT Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

            COMPLETE YEARS ELAPSED       0       1        2       3       4+
               SINCE PREMIUM PAYMENT

            SURRENDER CHARGE (AS A       6%      5%      4%       3%      0%
               PERCENTAGE OF PREMIUM
               PAYMENT)

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      WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

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      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

      REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE.

The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

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                                                    QUARTERLY RATCHET                   MAX 7
                          STANDARD                       ENHANCED                     ENHANCED
                        DEATH BENEFIT                 DEATH BENEFIT                 DEATH BENEFIT
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                                    Annual                       Annual                       Annual
                                    Charge                       Charge                       Charge
                                Expressed as                   Expressed as                  Expressed as
                 Annual Charge   Daily Rate     Annual Charge   Daily Rate    Annual Charge   Daily Rate

                     1.50%        0.004141%        1.75%        0.004837%       2.05%        0.005675%
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ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

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      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

      --------------------------------------------------------------------------
      AS AN ANNUAL CHARGE                 AS A QUARTERLY CHARGE
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      0.75% of the MGIB Benefit Base      0.19% of the MGIB Benefit Base
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Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Benefit Base and the MGIB Rate.


      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (ING LIFEPAY). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your rider's Lifetime Automatic Periodic Benefit ("LAPB") Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Lifetime Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

      Fidelity Variable Insurance Products Portfolio
      ProFunds VP
      AIM Variable Insurance Funds
      Liberty Variable Insurance Trust
      Wells Fargo Variable Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

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CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

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ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

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If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT


We will issue a Contract only if both the annuitant and the contract owner are age 80 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Wells Fargo VT Money Market subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Wells Fargo VT Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

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CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Wells Fargo VT Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

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Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in "Determining the MGIB Annuity Income", below.

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Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider's income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G -- Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the Wells Fargo VT Money Market Fund, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see "The Trust and Funds -- Covered Funds and Special Funds." No investment options are currently designated as Excluded Funds.

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Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

            1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

                  A)    CALCULATION OF MGIB ROLLUP BASE

                        The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                        (a) is the MGIB Rollup Base for Covered Funds;

                        (b) is the MGIB Rollup Base for Special Funds; and

                        (c) is the contract value of Excluded Funds.

                        The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

                        THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

                        THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

                        THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB ROLLUP BASE USED TO DETERMINE BENEFITS.

                        Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

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                        Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

                        Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

                        Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

                  B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                        The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

                        (a) is the MGIB Ratchet Base for Covered Funds and
                            Special Funds; and

                        (b) is the contract value for Excluded Funds.

                        THE MGIB RATCHET BASE FOR COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS equals:

                        o on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

                        o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

                              1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

                              2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

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                        o at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

                        THE MGIB RATCHET BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB RATCHET BENEFIT BASE USED TO DETERMINE BENEFITS.

                        A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

            2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

      MGIB INCOME OPTIONS

      The following are the MGIB Income Options available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

            (ii)  Income for 20-30 year certain.

            (iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.


      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

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      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT ("ING LIFEPAY") RIDER. The ING LifePay rider is an optional benefit which guarantees that if your contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal ("MAW"), we will pay an amount equal to the MAW annually until the death of the annuitant.


      LIFETIME GUARANTEED WITHDRAWAL STATUS. This status begins on the date the rider is issued (the "effective date of the rider") and continues until the earliest of:


      1)    the annuity commencement date;


      2) reduction of the contract value to zero by a withdrawal in excess of the MAW (see "Lifetime Automatic Periodic Benefit Status" below);


      3) reduction of the contract value to zero by a withdrawal less than or equal to the MAW;

      4)    the surrender or annuitization of the Contract; or

      5)    the death of the owner, or first owner, in the case of joint owners.


      PURCHASE. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners. The only exception is if the owner is a non-natural owner. The minimum issue age is 50 and the maximum issue age is 80. The applicable age is the age of the owner (if there are joint owners or the owner is non-natural, the annuitant) on the contract anniversary on which the rider is effective. Some broker dealers may limit availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment option restrictions described below. The rider will be effective as of that contract anniversary.

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The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider. The Growth Phase ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

The ING LifePay Base (referred to as the "MGWB Base" in the Contract) is used to determine the MAW,

      1) If you purchased the ING LifePay rider on the contract date: the initial ING LifePay Base is equal to the initial premium.

      2) If you purchased the ING LifePay rider after the contract date: the initial ING LifePay Base is equal to the contract value on the effective date of the rider.

The ING LifePay Base is increased dollar-for-dollar by any additional eligible premiums. Eligible premiums are premiums received during the Growth Phase. The ING LifePay Base is also increased to equal the contract value, if the contract value is greater, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase.

Any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the MAW. However, premiums received during the Withdrawal Phase increase the contract value used to determine the reset MAW if you choose to reset the ING LifePay rider (see "ING LifePay Reset Option", below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

      DETERMINATION OF THE MAW. The MAW is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of the contract value and the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after the MAW is determined. The MAW percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

         -------------------------------------------------------------
             Annuitant Age                      MAW %
         -------------------------------------------------------------
                 50-59                           4%
         -------------------------------------------------------------
                 60-75                           5%
         -------------------------------------------------------------
                 76-80                           6%
         -------------------------------------------------------------
                  81+                            7%
         -------------------------------------------------------------


Once determined, the MAW percentage never changes for the Contract, except as provided for under spousal continuation. See "Continuation After Death- Spouse" below.


If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout from the Contract and annual payments equal to the MAW.


If withdrawals in any contract year exceed the MAW, the MAW will be reduced on a pro-rata basis. This means that the MAW will be reduced by the same proportion that the withdrawal in excess of the MAW is of the contract value determined: 1) before the withdrawal for the amount in excess of the MAW; and 2) after the withdrawal for the amount withdrawn up to the MAW without regard to the excess withdrawal. Please see Appendix H, ING LifePay Partial Withdrawal Examples.

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Whenever a withdrawal is made, the total withdrawals taken in a contract year are compared with the current MAW. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current MAW, that withdrawal is considered excess. For purposes of determining whether the MAW has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the MAW reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.

      REQUIRED MINIMUM DISTRIBUTIONS. Withdrawals taken from this Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended ("RMD"), that exceed the MAW for a specific contract year, will not be deemed excess withdrawals in that contract year, subject to the following rules:


      1. If your RMD for a calendar year (determined on a date on or before January 31 of that year, applicable to this Contract, is greater than the MAW on that date, an Additional Withdrawal Amount will be set equal to that portion of the RMD that exceeds the MAW.


      2. You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

      3. Any withdrawals taken in a Contract Year will count first against the MAW for that contract year.

      4. Once the MAW for the then current contract year has been taken, additional amounts withdrawn in excess of the MAW, other than RMD's, will count against and reduce any Additional Withdrawal Amount.

      5. Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the MAW on a pro-rata basis, as described above.

      6. The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.


      7. If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the RMD for that year over the MAW on the date the MAW is established.


      INVESTMENT ADVISORY FEES. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of this contract's values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.


      ING LIFEPAY RESET OPTION. Beginning one year after the Withdrawal Phase begins, you may choose to reset the MAW, if the MAW percentage times the contract value would be greater than your current MAW. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the "Reset Effective Date"), the MAW will increase to be equal to the MAW percentage times the contract value on the Reset Effective Date.


After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new MAW on the date the request is received would be less than your current MAW.


If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years.


      INVESTMENT OPTION RESTRICTIONS. While the ING LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. To the extent your contract value is not allocated to Accepted Funds, your allocations will be rebalanced to maintain at least 20% of such contract value in Fixed Allocation Funds. See "Fixed Allocation Fund Automatic Rebalancing (`FAFAR')" below.


      ACCEPTED FUNDS. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

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      FIXED ALLOCATION FUNDS. The Fixed Allocation Fund is the ING VP Intermediate Bond Fund. While the rider is in effect, any allocation of contract value to a Fixed Allocation Fund will be considered a Covered Fund allocation for purposes of calculating any applicable death benefit guaranteed under the Contract. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

      OTHER FUNDS. All portfolios available under the Contract that are not Accepted Funds or Fixed Allocation Funds are considered Other Funds.


      FIXED ALLOCATION FUND AUTOMATIC REBALANCING ("FAFAR"). If the contract value in Fixed Allocation Funds is less than 20% of the contract value not allocated to Accepted Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to Fixed Allocation Funds and Other Funds to restore the required allocation. Accepted Funds are excluded from FAFAR. Any rebalancing is done on a pro-rata basis among Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:


            1.    receipt of additional premiums;

            2. transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;


            3.    withdrawals from a Fixed Allocation Fund or Other Fund.


FAFAR is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to not be in accordance with the investment option restrictions, FAFAR will occur immediately after that to restore the required allocations.

      LIFETIME AUTOMATIC PERIODIC BENEFIT ("LAPB") STATUS. If the contract value is reduced to zero (other than by a withdrawal in excess of the MAW), while the rider is in Lifetime Guaranteed Withdrawal Status, the status of the rider changes to LAPB Status and you are entitled to receive periodic payments in an annual amount equal to the MAW. If the contract value is reduced to zero by a withdrawal in excess of the MAW, the Contract and the rider will terminate due to the pro-rata reduction described above.

When the rider enters LAPB Status,

      1) the Contract will provide no further benefits other than as provided in the ING LifePay rider;

      2)    no further premium payments will be accepted;


      3) any other riders attached to the Contract will terminate, unless otherwise specified in the rider.


During LAPB Status, we will pay you periodic payments equal to the MAW. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in LAPB Status until it terminates without value upon the annuitant's death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters LAPB Status and will continue to be paid annually thereafter. If, at the time the rider enters LAPB Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual MAW. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

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      DEATH OF OWNER OR ANNUITANT. The ING LifePay rider and charges terminate on the earlier of:

      1) if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death ("claim date") of the owner or first owner, in the case of joint owners, or the annuitant if there is a non-natural owner;


      2)    date the rider enters LAPB status.


Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.

      CONTINUATION AFTER DEATH -- SPOUSE. If the surviving spouse of the deceased owner continues the contract (see, "Death Benefit Choices- Continuation After Death- Spouse"), this rider will also continue, provided the following conditions are met:

      1) The spouse is at least 50 years old on the date the Contract is continued; and

      2)    The spouse becomes the annuitant and sole owner.


If the rider is in the Growth Phase at the time of spousal continuation:

      1)    The rider will continue in the Growth Phase;

      2) On the date the rider is continued, the ING LifePay Base will be reset to equal the then current contract value;


      3) The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

      4) The MAW percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse's age on that date.


If the rider is in the Withdrawal Phase at the time of spousal continuation:


      1)    The rider will continue in the Withdrawal Phase;


      2) On the contract anniversary following the date the rider is continued,

            a. If the surviving spouse had not been the annuitant before the owner's death,

                  i. The MAW is recalculated as the MAW percentage based on the surviving spouse's age on that contract anniversary multiplied by the current contract value on that contract anniversary.

                  ii. The MAW is considered to be zero from the claim date to that contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the contract value to fall to zero will terminate the Contract and rider.

            b. If the surviving spouse had been the annuitant before the owner's death,

                  i. The MAW is recalculated as the greater of the MAW on the claim date (adjusted for excess withdrawals thereafter) and the MAW resulting from multiplying the original MAW percentage by the current contract value on that contract anniversary.

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                  ii. The MAW does not go to zero on the claim date. Withdrawals may continue under the rider provisions.

      3)    The rider will continue in the Withdrawal Phase;


      4) On the Contract anniversary following the date the rider is continued, the MAW is recalculated as follows:

            a. If the spouse had been the annuitant before the owner's death, the original MAW percentage will be used;

            b. If the spouse had not been the annuitant before the owner's death, the MAW percentage will be redetermined based on the spouse's age on the Contract anniversary;

            c. The new MAW will be the applicable MAW percentage multiplied by the then current contract value.


      5) The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date;

      CHANGE OF OWNER OR ANNUITANT. Other than as provided above under "Continuation After Death- Spouse", you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:


      1)    spousal continuation as described above;

      2)    change of owner from one custodian to another custodian;

      1) change of owner from a custodian for the benefit of an individual to the same individual;

      2) change of owner from an individual to a custodian for the benefit of the same individual;

      3)    collateral assignments;

      4) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

      5) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

      6) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

      TERMINATION OF THE RIDER. The ING LifePay rider may not be cancelled unless the Contract is surrendered or annuitized, other than as described above under "Lifetime Guaranteed Withdrawal Status" and "Death of Owner or Annuitant".

For a discussion of the charges we deduct under the ING LifePay rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the ING LifePay rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Wells Fargo VT Money Market subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

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SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ---------------------------------------------------------
                                       MAXIMUM PERCENTAGE
            FREQUENCY          OF PREMIUMS NOT PREVIOUSLY WITHDRAWN
           ---------------------------------------------------------
            Monthly                         0.84%
            Quarterly                       2.50%
            Annually                       10.00%
           ---------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

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You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.    exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio or the Wells Fargo VT Money Market Fund, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

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We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Wells Fargo VT Money Market subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Wells Fargo VT Money Market subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Wells Fargo VT Money Market subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

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The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

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The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Wells Fargo VT Money Market subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Wells Fargo VT Money Market subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

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If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF ING LIFEPAY RIDER ON DEATH BENEFIT

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Death or Change of Owner/Annuitant" for a description of the impact of the owner's death on the ING LifePay rider.

If you die during Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

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FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

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PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)    For Option 3, no amounts are payable after both named persons have died.

3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

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FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Wells Fargo VT Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

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DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. ("Wells Fargo") to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

    1.  UBS Financial Services Inc         14. Financial Network Investment Corp
    2.  Morgan Stanley Dean Witter         15. McDonald & Company
    3.  Linsco Private Ledger              16. RBC Dain Rauscher
    4.  Merrill Lynch                      17. Mutual Service Corporation
    5.  Citigroup Global Markets           18. First Financial Planners, Inc
    6.  Wachovia Securities                19. Securities America
    7.  ING Financial Partners             20. Investors Capital
    8.  Planning Corporation of America    21. Wells Fargo Investments, LLC
    9.  National Planning Corporation      22. Waterstone Financial
    10. PrimeVest                          23. Commonwealth Financial Network
    11. A.G. Edwards                       24. Quick & Reilly, Inc.
    12. ING Financial Advisers, LLC        25. NFP Securities Inc
    13. Multi-Financial Securities Corp

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

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Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

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As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, along with the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

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            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

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                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

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            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distribute fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; and

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

WF Landmark - 136960

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

            o     Riders:

                        - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

                        - ING LifePay Minimum Guaranteed Withdrawal Benefit (" ING LifePay") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

WF Landmark - 136960

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

WF Landmark - 136960

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

WF Landmark - 136960

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WF Landmark - 136960

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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         TABLE OF CONTENTS
         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent Registered Public Accounting Firm
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of ING USA Annuity and Life Insurance Company Financial Statements of ING USA Annuity and Life Insurance Company
           Separate Account B

--------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


WF Landmark -136960                                                   11/01/2005


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                                     SAI-1

WF Landmark - 136960

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.98       $7.80
AUV at end of period                                                   $10.92       $9.98
Number of accumulation units outstanding at end of period           1,820,927     947,458
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.77       $9.71
AUV at end of period                                                   $14.57      $13.77
Number of accumulation units outstanding at end of period             646,998     477,375
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $16.31       $9.92
AUV at end of period                                                   $19.17      $16.31
Number of accumulation units outstanding at end of period           1,007,648     845,094
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.76      $10.00
AUV at end of period                                                   $11.85      $10.76
Number of accumulation units outstanding at end of period           7,574,705   1,003,541
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.98      $10.00
AUV at end of period                                                   $11.86      $10.98
Number of accumulation units outstanding at end of period           5,275,914     536,261
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.61      $10.00
AUV at end of period                                                   $13.54      $11.61
Number of accumulation units outstanding at end of period           2,513,020     241,840
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.88       $6.16
AUV at end of period                                                   $10.28       $8.88
Number of accumulation units outstanding at end of period           1,024,922     472,273
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.08      $14.68
AUV at end of period                                                   $20.43      $18.08
Number of accumulation units outstanding at end of period             394,924     364,191
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.44       $7.19
AUV at end of period                                                   $11.52       $9.44
Number of accumulation units outstanding at end of period           2,007,253   1,236,349
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.94       $6.04
AUV at end of period                                                   $10.30       $8.94
Number of accumulation units outstanding at end of period             395,916     344,837


                                       A1

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.88      $14.64
AUV at end of period                                                   $20.91      $18.88
Number of accumulation units outstanding at end of period             411,913     463,551
ING JPMORGAN INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.86      $10.00
AUV at end of period                                                   $13.85      $11.86
Number of accumulation units outstanding at end of period             566,780      56,919
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.34       $7.83
AUV at end of period                                                   $13.63      $10.34
Number of accumulation units outstanding at end of period           1,021,256     506,711
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.59       $8.21
AUV at end of period                                                   $12.29      $10.59
Number of accumulation units outstanding at end of period           1,879,994     296,301
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.45       $7.01
AUV at end of period                                                    $9.46       $8.45
Number of accumulation units outstanding at end of period           2,715,141   2,048,406
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.49      $10.34
AUV at end of period                                                   $14.93      $13.49
Number of accumulation units outstanding at end of period           2,512,016   1,979,404
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.54      $15.74
AUV at end of period                                                   $24.37      $21.54
Number of accumulation units outstanding at end of period           1,290,210   1,153,663
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.16      $14.82
AUV at end of period                                                   $20.16      $18.16
Number of accumulation units outstanding at end of period             887,678     933,001
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $12.82      $12.44
AUV at end of period                                                   $13.22      $12.82
Number of accumulation units outstanding at end of period           3,434,155   2,698,621
ING PIMCO HIGH YIELD
(Fund first available in this product during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.80
Number of accumulation units outstanding at end of period           4,403,121
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.81      $10.00
AUV at end of period                                                   $11.63      $10.81
Number of accumulation units outstanding at end of period           1,121,331      94,036
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.59       $8.49
AUV at end of period                                                   $12.29      $11.59
Number of accumulation units outstanding at end of period           2,410,480   2,190,115
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.34       $8.01
AUV at end of period                                                   $11.18      $10.34
Number of accumulation units outstanding at end of period           1,173,059   1,081,824


                                       A2

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $33.19      $26.95
AUV at end of period                                                   $38.07      $33.19
Number of accumulation units outstanding at end of period           3,119,934   1,938,760
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $24.27      $19.72
AUV at end of period                                                   $27.43      $24.27
Number of accumulation units outstanding at end of period           2,602,040   1,543,749
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.97       $8.83
AUV at end of period                                                   $12.15      $10.97
Number of accumulation units outstanding at end of period           1,143,284     441,247
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $22.32      $17.75
AUV at end of period                                                   $25.05      $22.32
Number of accumulation units outstanding at end of period           1,423,862   1,070,653
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $36.64      $27.05
AUV at end of period                                                   $49.64      $36.64
Number of accumulation units outstanding at end of period             672,058     395,687
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.92      $10.00
AUV at end of period                                                    $9.67       $8.92
Number of accumulation units outstanding at end of period           1,211,622     392,888
ING VP INTERMEDIATE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.08      $10.63
AUV at end of period                                                   $11.40      $11.08
Number of accumulation units outstanding at end of period           1,881,640     337,031
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.09       $7.07
AUV at end of period                                                    $9.74       $9.09
Number of accumulation units outstanding at end of period             247,085     219,722
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $7.09
AUV at end of period                                                    $7.45
Number of accumulation units outstanding at end of period             316,589
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.26       $4.60
AUV at end of period                                                    $6.77       $6.26
Number of accumulation units outstanding at end of period           1,295,970     951,109
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.57       $5.17
AUV at end of period                                                    $7.07       $6.57
Number of accumulation units outstanding at end of period             521,142     424,273
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.20       $6.64
AUV at end of period                                                    $8.78       $8.20
Number of accumulation units outstanding at end of period             391,752     212,538
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.08       $7.18
AUV at end of period                                                   $11.58      $10.08
Number of accumulation units outstanding at end of period             702,471     550,359


                                       A3

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.75
AUV at end of period                                                   $11.34
Number of accumulation units outstanding at end of period              66,510
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $11.29
AUV at end of period                                                   $11.75
Number of accumulation units outstanding at end of period              16,526
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.80
AUV at end of period                                                   $11.75
Number of accumulation units outstanding at end of period              10,233
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.44
AUV at end of period                                                   $10.42
Number of accumulation units outstanding at end of period              65,130
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $11.30
AUV at end of period                                                   $11.91
Number of accumulation units outstanding at end of period              14,649
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during February 2004)
AUV at beginning of period                                             $10.25
AUV at end of period                                                   $10.40
Number of accumulation units outstanding at end of period              18,206

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.94       $7.79
AUV at end of period                                                   $10.86       $9.94
Number of accumulation units outstanding at end of period           1,417,019   1,180,858
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.60       $9.61
AUV at end of period                                                   $14.37      $13.60
Number of accumulation units outstanding at end of period           1,327,212   1,533,657
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $16.11       $9.82
AUV at end of period                                                   $18.91      $16.11
Number of accumulation units outstanding at end of period           2,040,024   2,304,112
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.76      $10.00
AUV at end of period                                                   $11.82      $10.76
Number of accumulation units outstanding at end of period           3,253,026     913,862
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.98      $10.00
AUV at end of period                                                   $11.83      $10.98
Number of accumulation units outstanding at end of period           2,706,900     724,335


                                       A4

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.60      $10.00
AUV at end of period                                                   $13.52      $11.60
Number of accumulation units outstanding at end of period           1,413,483     261,151
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.80       $6.11
AUV at end of period                                                   $10.18       $8.80
Number of accumulation units outstanding at end of period           1,042,282     847,929
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.84      $14.50
AUV at end of period                                                   $20.12      $17.84
Number of accumulation units outstanding at end of period             904,507     983,871
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.39       $7.17
AUV at end of period                                                   $11.45       $9.39
Number of accumulation units outstanding at end of period           2,325,815   2,031,360
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.89       $6.02
AUV at end of period                                                   $10.23       $8.89
Number of accumulation units outstanding at end of period             573,273     629,201
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.55      $14.41
AUV at end of period                                                   $20.51      $18.55
Number of accumulation units outstanding at end of period           1,286,081   1,511,002
ING JPMORGAN INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.86      $10.00
AUV at end of period                                                   $13.82      $11.86
Number of accumulation units outstanding at end of period             176,344      80,497
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.31       $7.82
AUV at end of period                                                   $13.63      $10.31
Number of accumulation units outstanding at end of period             873,013     681,441
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.57       $8.20
AUV at end of period                                                   $12.24      $10.57
Number of accumulation units outstanding at end of period             630,752     268,993
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.41       $6.99
AUV at end of period                                                    $9.40       $8.41
Number of accumulation units outstanding at end of period           3,269,858   3,698,410
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.34      $10.23
AUV at end of period                                                   $14.73      $13.34
Number of accumulation units outstanding at end of period           4,872,617   5,319,925
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.24      $15.55
AUV at end of period                                                   $24.00      $21.24
Number of accumulation units outstanding at end of period           2,244,738   2,586,393
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.91      $14.64
AUV at end of period                                                   $19.85      $17.91
Number of accumulation units outstanding at end of period           1,916,552   2,135,321


                                       A5

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $12.64      $12.29
AUV at end of period                                                   $13.02      $12.64
Number of accumulation units outstanding at end of period           4,229,657   4,187,288
ING PIMCO HIGH YIELD
(Fund first available in this product during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.79
Number of accumulation units outstanding at end of period           5,910,000
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.80      $10.00
AUV at end of period                                                   $11.61      $10.80
Number of accumulation units outstanding at end of period             414,445     147,757
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.52       $8.45
AUV at end of period                                                   $12.20      $11.52
Number of accumulation units outstanding at end of period           3,539,089   4,017,738
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.28       $7.98
AUV at end of period                                                   $11.10      $10.28
Number of accumulation units outstanding at end of period           1,181,536   1,251,944
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $32.45      $26.38
AUV at end of period                                                   $37.15      $32.45
Number of accumulation units outstanding at end of period           5,095,640   4,498,234
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $23.73      $19.30
AUV at end of period                                                   $26.77      $23.73
Number of accumulation units outstanding at end of period           2,660,206   2,387,635
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.94       $8.82
AUV at end of period                                                   $12.10      $10.94
Number of accumulation units outstanding at end of period             793,145     565,302
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.98      $17.50
AUV at end of period                                                   $24.63      $21.98
Number of accumulation units outstanding at end of period           1,987,888   2,020,012
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $35.82      $26.48
AUV at end of period                                                   $48.45      $35.82
Number of accumulation units outstanding at end of period           1,026,075     933,790
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.89       $7.19
AUV at end of period                                                    $9.62       $8.89
Number of accumulation units outstanding at end of period             578,842     335,685
ING VP INTERMEDIATE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.05      $10.62
AUV at end of period                                                   $11.35      $11.05
Number of accumulation units outstanding at end of period           1,363,166     785,879
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.05       $7.05
AUV at end of period                                                    $9.69       $9.05
Number of accumulation units outstanding at end of period             285,036     304,573


                                       A6

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $7.06
AUV at end of period                                                    $7.41
Number of accumulation units outstanding at end of period             348,463
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.24       $4.59
AUV at end of period                                                    $6.73       $6.24
Number of accumulation units outstanding at end of period           1,460,032   1,478,756
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.53       $5.15
AUV at end of period                                                    $7.02       $6.53
Number of accumulation units outstanding at end of period             872,735     910,436
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.17       $6.62
AUV at end of period                                                    $8.73       $8.17
Number of accumulation units outstanding at end of period             883,577     990,737
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.04       $7.16
AUV at end of period                                                   $11.51      $10.04
Number of accumulation units outstanding at end of period             972,699   1,323,338

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $9.92       $7.78
AUV at end of period                                                    $10.82       $9.92
Number of accumulation units outstanding at end of period            3,034,707   1,794,730
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $13.49       $9.54
AUV at end of period                                                    $14.23      $13.49
Number of accumulation units outstanding at end of period            2,226,475   2,013,485
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $15.99       $9.76
AUV at end of period                                                    $18.75      $15.99
Number of accumulation units outstanding at end of period            3,046,960   2,753,698
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.75      $10.00
AUV at end of period                                                    $11.81      $10.75
Number of accumulation units outstanding at end of period           12,085,363   1,785,979
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.97      $10.00
AUV at end of period                                                    $11.82      $10.97
Number of accumulation units outstanding at end of period            9,395,072   1,387,064
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $11.60      $10.00
AUV at end of period                                                    $13.50      $11.60
Number of accumulation units outstanding at end of period            3,432,847     564,361


                                       A7

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $8.75       $6.08
AUV at end of period                                                    $10.11       $8.75
Number of accumulation units outstanding at end of period            1,999,161   1,334,968
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $17.67      $14.38
AUV at end of period                                                    $19.92      $17.67
Number of accumulation units outstanding at end of period            1,083,314   1,029,028
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $9.36       $7.15
AUV at end of period                                                    $11.40       $9.36
Number of accumulation units outstanding at end of period            3,937,987   3,090,180
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $8.86       $6.01
AUV at end of period                                                    $10.19       $8.86
Number of accumulation units outstanding at end of period            1,251,267   1,098,078
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $18.33      $14.25
AUV at end of period                                                    $20.24      $18.33
Number of accumulation units outstanding at end of period            1,841,165   1,998,516
ING JPMORGAN INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $11.85      $10.00
AUV at end of period                                                    $13.80      $11.85
Number of accumulation units outstanding at end of period              725,812     104,296
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.30       $7.82
AUV at end of period                                                    $13.63      $10.30
Number of accumulation units outstanding at end of period            2,099,655   1,006,794
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.55       $8.20
AUV at end of period                                                    $12.20      $10.55
Number of accumulation units outstanding at end of period            3,062,604     582,823
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $8.38       $6.97
AUV at end of period                                                     $9.36       $8.38
Number of accumulation units outstanding at end of period            4,964,766   4,168,723
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $13.23      $10.16
AUV at end of period                                                    $14.60      $13.23
Number of accumulation units outstanding at end of period            5,851,107   5,372,714
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $21.04      $15.42
AUV at end of period                                                    $23.75      $21.04
Number of accumulation units outstanding at end of period            3,541,706   3,633,581
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $17.74      $14.51
AUV at end of period                                                    $19.64      $17.74
Number of accumulation units outstanding at end of period            2,260,629   2,358,725
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $12.52      $12.19
AUV at end of period                                                    $12.88      $12.52
Number of accumulation units outstanding at end of period            6,098,052   5,824,732


                                       A8

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING PIMCO HIGH YIELD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.00
AUV at end of period                                                    $10.78
Number of accumulation units outstanding at end of period            8,122,576
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.80      $10.00
AUV at end of period                                                    $11.59      $10.80
Number of accumulation units outstanding at end of period            1,947,332     291,189
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $11.47       $8.42
AUV at end of period                                                    $12.14      $11.47
Number of accumulation units outstanding at end of period            6,906,094   6,946,527
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.24       $7.95
AUV at end of period                                                    $11.04      $10.24
Number of accumulation units outstanding at end of period            2,375,113   2,433,238
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $31.96      $26.01
AUV at end of period                                                    $36.56      $31.96
Number of accumulation units outstanding at end of period            6,613,564   5,130,780
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $23.37      $19.03
AUV at end of period                                                    $26.34      $23.37
Number of accumulation units outstanding at end of period            5,039,682   3,453,724
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.92       $8.82
AUV at end of period                                                    $12.07      $10.92
Number of accumulation units outstanding at end of period            1,699,597     898,110
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $21.75      $17.34
AUV at end of period                                                    $24.35      $21.75
Number of accumulation units outstanding at end of period            2,982,066   2,428,852
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $35.28      $26.11
AUV at end of period                                                    $47.67      $35.28
Number of accumulation units outstanding at end of period            1,760,569   1,166,070
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $8.87      $10.00
AUV at end of period                                                     $9.59       $8.87
Number of accumulation units outstanding at end of period            1,954,792     957,662
ING VP INTERMEDIATE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $11.04      $10.61
AUV at end of period                                                    $11.32      $11.04
Number of accumulation units outstanding at end of period            2,895,223     889,844
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $9.03       $7.04
AUV at end of period                                                     $9.65       $9.03
Number of accumulation units outstanding at end of period              375,601     424,572
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                               $7.04
AUV at end of period                                                     $7.38
Number of accumulation units outstanding at end of period              814,033


                                       A9

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $6.22       $4.58
AUV at end of period                                                     $6.71       $6.22
Number of accumulation units outstanding at end of period            2,585,684   2,876,835
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $6.51       $5.14
AUV at end of period                                                     $6.99       $6.51
Number of accumulation units outstanding at end of period            1,550,262   1,506,719
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                               $8.15       $6.61
AUV at end of period                                                     $8.70       $8.15
Number of accumulation units outstanding at end of period            1,940,698   1,278,503
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $10.01       $7.15
AUV at end of period                                                    $11.47      $10.01
Number of accumulation units outstanding at end of period            1,815,670   1,694,421
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.54
AUV at end of period                                                   $11.30
Number of accumulation units outstanding at end of period              40,366
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $11.75
AUV at end of period                                                   $11.71
Number of accumulation units outstanding at end of period              12,520
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during May 2004)
AUV at beginning of period                                             $10.64
AUV at end of period                                                   $11.72
Number of accumulation units outstanding at end of period               5,175
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.26
AUV at end of period                                                   $10.39
Number of accumulation units outstanding at end of period              40,919
WELLS FARGO VT MONEY MARKET FUND
(Fund first available in this product during July 2004)
AUV at beginning of period                                              $9.89
AUV at end of period                                                    $9.85
Number of accumulation units outstanding at end of period              14,384
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.64
AUV at end of period                                                   $11.88
Number of accumulation units outstanding at end of period              12,059
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during April 2004)
AUV at beginning of period                                             $10.08
AUV at end of period                                                   $10.37
Number of accumulation units outstanding at end of period               5,970


                                      A10

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.91       $7.77
AUV at end of period                                                   $10.80       $9.91
Number of accumulation units outstanding at end of period             125,507      58,993
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.43       $9.50
AUV at end of period                                                   $14.16      $13.43
Number of accumulation units outstanding at end of period               3,740       2,798
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $15.92       $9.72
AUV at end of period                                                   $18.66      $15.92
Number of accumulation units outstanding at end of period               3,599         220
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.75      $10.00
AUV at end of period                                                   $11.80      $10.75
Number of accumulation units outstanding at end of period             362,211      72,592
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.97      $10.00
AUV at end of period                                                   $11.81      $10.97
Number of accumulation units outstanding at end of period             348,070      63,213
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.60      $10.00
AUV at end of period                                                   $13.49      $11.60
Number of accumulation units outstanding at end of period             161,298      17,513
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.72       $6.07
AUV at end of period                                                   $10.07       $8.72
Number of accumulation units outstanding at end of period               2,102         928
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.59      $14.32
AUV at end of period                                                   $19.82      $17.59
Number of accumulation units outstanding at end of period              20,783      15,780
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2004)
AUV at beginning of period                                             $10.20
AUV at end of period                                                   $11.37
Number of accumulation units outstanding at end of period                 451
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.85       $6.00
AUV at end of period                                                   $10.16       $8.85
Number of accumulation units outstanding at end of period               3,447       2,108
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.22      $14.17
AUV at end of period                                                   $20.11      $18.22
Number of accumulation units outstanding at end of period               2,019          98
ING JPMORGAN INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.85      $10.00
AUV at end of period                                                   $13.79      $11.85
Number of accumulation units outstanding at end of period              24,195       8,655
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.29       $7.82
AUV at end of period                                                   $13.63      $10.29
Number of accumulation units outstanding at end of period              68,789      26,587


                                      A11

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.54       $8.19
AUV at end of period                                                   $12.19      $10.54
Number of accumulation units outstanding at end of period              72,649      20,511
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.37       $6.96
AUV at end of period                                                    $9.34       $8.37
Number of accumulation units outstanding at end of period              68,437      26,957
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.18      $10.13
AUV at end of period                                                   $14.53      $13.18
Number of accumulation units outstanding at end of period              27,999       7,966
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $20.94      $15.35
AUV at end of period                                                   $23.63      $20.94
Number of accumulation units outstanding at end of period               3,927       2,196
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.65      $14.45
AUV at end of period                                                   $19.54      $17.65
Number of accumulation units outstanding at end of period               9,183      12,028
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $12.46      $12.13
AUV at end of period                                                   $12.82      $12.46
Number of accumulation units outstanding at end of period             279,024     105,747
ING PIMCO HIGH YIELD
(Fund first available in this product during  May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.78
Number of accumulation units outstanding at end of period             134,849
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.79      $10.00
AUV at end of period                                                   $11.58      $10.79
Number of accumulation units outstanding at end of period              59,803       5,105
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.45       $8.41
AUV at end of period                                                   $12.11      $11.45
Number of accumulation units outstanding at end of period              44,955      16,669
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.22       $7.94
AUV at end of period                                                   $11.01      $10.22
Number of accumulation units outstanding at end of period              20,350       6,274
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $31.72      $25.83
AUV at end of period                                                   $36.26      $31.72
Number of accumulation units outstanding at end of period              30,850      16,339
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $23.19      $18.90
AUV at end of period                                                   $26.13      $23.19
Number of accumulation units outstanding at end of period              55,676       3,253
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.91       $8.81
AUV at end of period                                                   $12.05      $10.91
Number of accumulation units outstanding at end of period              14,300       4,280


                                      A12

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.63      $17.26
AUV at end of period                                                   $24.21      $21.63
Number of accumulation units outstanding at end of period               3,750       2,913
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $35.01      $25.92
AUV at end of period                                                   $47.29      $35.01
Number of accumulation units outstanding at end of period              18,394       1,917
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.86       $7.18
AUV at end of period                                                    $9.57       $8.86
Number of accumulation units outstanding at end of period             156,482      74,850
ING VP INTERMEDIATE BOND
(Fund first available in this product during February 2004)
AUV at beginning of period                                             $11.15
AUV at end of period                                                   $11.31
Number of accumulation units outstanding at end of period               9,453
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.02       $7.04
AUV at end of period                                                    $9.63       $9.02
Number of accumulation units outstanding at end of period              37,654      16,409
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $7.03
AUV at end of period                                                    $7.36
Number of accumulation units outstanding at end of period              12,026
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.21       $4.58
AUV at end of period                                                    $6.70       $6.21
Number of accumulation units outstanding at end of period              15,222       5,697
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.50       $5.13
AUV at end of period                                                    $6.97       $6.50
Number of accumulation units outstanding at end of period               8,288       3,247
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.13       $6.61
AUV at end of period                                                    $8.68       $8.13
Number of accumulation units outstanding at end of period               3,195         705
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.00       $7.14
AUV at end of period                                                   $11.45      $10.00
Number of accumulation units outstanding at end of period              45,553      15,408
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $10.13
AUV at end of period                                                   $10.39
Number of accumulation units outstanding at end of period              12,519
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during December 2004)
AUV at beginning of period                                             $10.32
AUV at end of period                                                   $10.36
Number of accumulation units outstanding at end of period                  58


                                      A13

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.89       $7.76
AUV at end of period                                                   $10.79       $9.89
Number of accumulation units outstanding at end of period             308,446     221,381
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.37       $9.47
AUV at end of period                                                   $14.10      $13.37
Number of accumulation units outstanding at end of period             105,949      90,471
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $15.86       $9.69
AUV at end of period                                                   $18.58      $15.86
Number of accumulation units outstanding at end of period             143,731     144,731
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.75      $10.00
AUV at end of period                                                   $11.79      $10.75
Number of accumulation units outstanding at end of period             829,532     290,167
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.97      $10.00
AUV at end of period                                                   $11.80      $10.97
Number of accumulation units outstanding at end of period             665,072     234,073
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.59      $10.00
AUV at end of period                                                   $13.48      $11.59
Number of accumulation units outstanding at end of period             269,604      71,827
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.70       $6.05
AUV at end of period                                                   $10.03       $8.70
Number of accumulation units outstanding at end of period             111,442      80,874
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.51      $14.27
AUV at end of period                                                   $19.72      $17.51
Number of accumulation units outstanding at end of period              85,355      78,240
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.33       $7.13
AUV at end of period                                                   $11.35       $9.33
Number of accumulation units outstanding at end of period             247,897     207,580
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.84       $5.99
AUV at end of period                                                   $10.14       $8.84
Number of accumulation units outstanding at end of period              44,257      78,180
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $18.11      $14.10
AUV at end of period                                                   $19.98      $18.11
Number of accumulation units outstanding at end of period              67,038      68,657
ING JPMORGAN INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.85      $10.00
AUV at end of period                                                   $13.78      $11.85
Number of accumulation units outstanding at end of period              29,416      13,821
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.28       $7.81
AUV at end of period                                                   $13.63      $10.28
Number of accumulation units outstanding at end of period             145,849     121,614


                                      A14

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.53       $8.19
AUV at end of period                                                   $12.17      $10.53
Number of accumulation units outstanding at end of period             138,775      45,763
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.35       $6.95
AUV at end of period                                                    $9.32       $8.35
Number of accumulation units outstanding at end of period             401,515     307,687
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.13      $10.09
AUV at end of period                                                   $14.47      $13.13
Number of accumulation units outstanding at end of period             349,744     339,229
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $20.85      $15.29
AUV at end of period                                                   $23.50      $20.85
Number of accumulation units outstanding at end of period             167,581     164,912
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.57      $14.39
AUV at end of period                                                   $19.44      $17.57
Number of accumulation units outstanding at end of period             150,163     159,402
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $12.40      $12.08
AUV at end of period                                                   $12.75      $12.40
Number of accumulation units outstanding at end of period             788,210     685,841
ING PIMCO HIGH YIELD
(Fund first available in this product during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.77
Number of accumulation units outstanding at end of period             671,366
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.79      $10.00
AUV at end of period                                                   $11.58      $10.79
Number of accumulation units outstanding at end of period              44,213       7,733
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.43       $8.40
AUV at end of period                                                   $12.08      $11.43
Number of accumulation units outstanding at end of period             404,311     403,321
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.20       $7.93
AUV at end of period                                                   $10.99      $10.20
Number of accumulation units outstanding at end of period             202,420     200,601
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $31.47      $25.65
AUV at end of period                                                   $35.97      $31.47
Number of accumulation units outstanding at end of period             529,273     415,984
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $23.02      $18.76
AUV at end of period                                                   $25.91      $23.02
Number of accumulation units outstanding at end of period             429,673     336,483
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.90       $8.81
AUV at end of period                                                   $12.04      $10.90
Number of accumulation units outstanding at end of period             133,602      92,038


                                      A15

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.52      $17.17
AUV at end of period                                                   $24.07      $21.52
Number of accumulation units outstanding at end of period             238,814     233,334
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $34.74      $25.74
AUV at end of period                                                   $46.91      $34.74
Number of accumulation units outstanding at end of period              87,409      58,412
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.84      $10.00
AUV at end of period                                                    $9.56       $8.84
Number of accumulation units outstanding at end of period             139,303      73,289
ING VP INTERMEDIATE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.02      $10.60
AUV at end of period                                                   $11.29      $11.02
Number of accumulation units outstanding at end of period             147,886      49,551
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.00       $7.03
AUV at end of period                                                    $9.61       $9.00
Number of accumulation units outstanding at end of period              27,916      34,266
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $7.02
AUV at end of period                                                    $7.35
Number of accumulation units outstanding at end of period              45,752
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.20       $4.57
AUV at end of period                                                    $6.68       $6.20
Number of accumulation units outstanding at end of period             250,032     249,210
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.48       $5.12
AUV at end of period                                                    $6.95       $6.48
Number of accumulation units outstanding at end of period             133,300     113,212
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.12       $6.60
AUV at end of period                                                    $8.66       $8.12
Number of accumulation units outstanding at end of period              83,416      79,556
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.99       $7.14
AUV at end of period                                                   $11.43       $9.99
Number of accumulation units outstanding at end of period              95,672      93,987
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during April 2004)
AUV at beginning of period                                             $10.78
AUV at end of period                                                   $11.29
Number of accumulation units outstanding at end of period                 587
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $11.17
AUV at end of period                                                   $11.70
Number of accumulation units outstanding at end of period                 850
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during February 2004)
AUV at beginning of period                                             $10.58
AUV at end of period                                                   $10.38
Number of accumulation units outstanding at end of period                 940


                                      A16

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

FIDELITY VIP EQUITY - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.87        $7.75
AUV at end of period                                                   $10.75        $9.87
Number of accumulation units outstanding at end of period           1,289,231      448,420
ING AIM MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.26        $9.40
AUV at end of period                                                   $13.97       $13.26
Number of accumulation units outstanding at end of period             441,646      224,903
ING ALLIANCE MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $15.74        $9.62
AUV at end of period                                                   $18.42       $15.74
Number of accumulation units outstanding at end of period             672,084      439,259
ING AMERICAN FUNDS GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.75       $10.00
AUV at end of period                                                   $11.77       $10.75
Number of accumulation units outstanding at end of period           6,721,770      882,976
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.96       $10.00
AUV at end of period                                                   $11.78       $10.96
Number of accumulation units outstanding at end of period           5,253,841      709,118
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.59       $10.00
AUV at end of period                                                   $13.46       $11.59
Number of accumulation units outstanding at end of period           2,085,943      296,661
ING DEVELOPING WORLD
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.64        $6.02
AUV at end of period                                                    $9.96        $8.64
Number of accumulation units outstanding at end of period             614,996      251,031
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.35       $14.15
AUV at end of period                                                   $19.52       $17.35
Number of accumulation units outstanding at end of period             261,179      228,990
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.30        $7.12
AUV at end of period                                                   $11.30        $9.30
Number of accumulation units outstanding at end of period           1,202,124      724,929
ING JANUS SPECIAL EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.81        $5.98
AUV at end of period                                                   $10.10        $8.81
Number of accumulation units outstanding at end of period             160,339      149,245
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.90       $13.94
AUV at end of period                                                   $19.73       $17.90
Number of accumulation units outstanding at end of period             228,038      185,364
ING JPMORGAN NTERNATIONAL
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.85       $10.00
AUV at end of period                                                   $13.76       $11.85
Number of accumulation units outstanding at end of period             333,308       22,489
ING JPMORGAN SMALL CAP EQUITY
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.26        $7.81
AUV at end of period                                                   $13.63       $10.26
Number of accumulation units outstanding at end of period             643,342      260,352


                                      A17

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING JULIUS BAER FOREIGN
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.51        $8.19
AUV at end of period                                                   $12.14       $10.51
Number of accumulation units outstanding at end of period           1,232,792      128,362
ING LEGG MASON VALUE
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.32        $6.94
AUV at end of period                                                    $9.28        $8.32
Number of accumulation units outstanding at end of period           1,677,706      854,803
ING MARSICO GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $13.02       $10.02
AUV at end of period                                                   $14.34       $13.02
Number of accumulation units outstanding at end of period           1,389,051      845,399
ING MFS MID CAP GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $20.65       $15.16
AUV at end of period                                                   $23.26       $20.65
Number of accumulation units outstanding at end of period             704,318      527,276
ING OPPENHEIMER MAIN STREET
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $17.41       $14.27
AUV at end of period                                                   $19.24       $17.41
Number of accumulation units outstanding at end of period             379,152      360,253
ING PIMCO CORE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $12.29       $11.98
AUV at end of period                                                   $12.62       $12.29
Number of accumulation units outstanding at end of period           1,738,298    1,262,012
ING PIMCO HIGH YIELD
(Fund first available in this product during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.77
Number of accumulation units outstanding at end of period           2,439,916
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.79       $10.00
AUV at end of period                                                   $11.56       $10.79
Number of accumulation units outstanding at end of period             974,672      109,745
ING SALOMON BROTHERS ALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.38        $8.37
AUV at end of period                                                   $12.02       $11.38
Number of accumulation units outstanding at end of period           1,693,260    1,445,599
ING SALOMON BROTHERS INVESTORS
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.16        $7.91
AUV at end of period                                                   $10.93       $10.16
Number of accumulation units outstanding at end of period             619,270      474,812
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $31.00       $25.28
AUV at end of period                                                   $35.39       $31.00
Number of accumulation units outstanding at end of period           2,380,506      998,381
ING T. ROWE PRICE EQUITY INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $22.67       $18.50
AUV at end of period                                                   $25.50       $22.67
Number of accumulation units outstanding at end of period           1,619,276      860,125
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $10.88        $8.80
AUV at end of period                                                   $12.00       $10.88
Number of accumulation units outstanding at end of period             789,277      200,135


                                      A18

WF Landmark - 136960

                                                                         2004        2003
                                                                         ----        ----
ING VAN KAMPEN GROWTH & INCOME
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $21.30       $17.01
AUV at end of period                                                   $23.79       $21.30
Number of accumulation units outstanding at end of period             677,755      424,242
ING VAN KAMPEN REAL ESTATE
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $34.22       $25.38
AUV at end of period                                                   $46.15       $34.22
Number of accumulation units outstanding at end of period             518,437      182,707
ING VP INDEX PLUS LARGECAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.82       $10.00
AUV at end of period                                                    $9.52        $8.82
Number of accumulation units outstanding at end of period             689,799      247,476
ING VP INTERMEDIATE BOND
(Fund first available in this product during November 2003)
AUV at beginning of period                                             $11.00       $10.59
AUV at end of period                                                   $11.26       $11.00
Number of accumulation units outstanding at end of period           1,029,703      182,945
ING VP MAGNACAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.98        $7.02
AUV at end of period                                                    $9.58        $8.98
Number of accumulation units outstanding at end of period             100,899       60,421
ING VP MIDCAP OPPORTUNITIES
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $7.00
AUV at end of period                                                    $7.32
Number of accumulation units outstanding at end of period             215,454
ING VP SMALLCAP OPPORTUNITIES
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.19        $4.57
AUV at end of period                                                    $6.66        $6.19
Number of accumulation units outstanding at end of period             823,490      521,035
ING VP WORLDWIDE GROWTH
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $6.46        $5.11
AUV at end of period                                                    $6.92        $6.46
Number of accumulation units outstanding at end of period             312,656      252,106
PROFUND VP BULL
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $8.10        $6.59
AUV at end of period                                                    $8.63        $8.10
Number of accumulation units outstanding at end of period             278,604       83,177
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
AUV at beginning of period                                              $9.96        $7.13
AUV at end of period                                                   $11.38        $9.96
Number of accumulation units outstanding at end of period             453,800      255,439
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $10.94
AUV at end of period                                                   $11.27
Number of accumulation units outstanding at end of period              29,735
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $11.27
AUV at end of period                                                   $11.68
Number of accumulation units outstanding at end of period              35,621
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during November 2004)
AUV at beginning of period                                             $10.95
AUV at end of period                                                   $11.69
Number of accumulation units outstanding at end of period               1,754



                                      A19

WF Landmark - 136960


WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
AUV at beginning of period                                             $10.50
AUV at end of period                                                   $10.37
Number of accumulation units outstanding at end of period              85,897
WELLS FARGO VT MONEY MARKET FUND
(Fund first available in this product during April 2004)
AUV at beginning of period                                              $9.92
AUV at end of period                                                    $9.82
Number of accumulation units outstanding at end of period              23,139
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during March 2004)
AUV at beginning of period                                             $11.44
AUV at end of period                                                   $11.85
Number of accumulation units outstanding at end of period              17,233
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during February 2004)
AUV at beginning of period                                             $10.29
AUV at end of period                                                   $10.35
Number of accumulation units outstanding at end of period              10,447


                                      A20

WF Landmark - 136960

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


Certain funds are designated as "Master-Feeder", "LifeStyle Funds" or "MarketPro Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

------------------------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             ING AllianceBernstein Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio                     ING Templeton Global Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                                ING Janus Contrarian Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       ING Wells Fargo Mid Cap Disciplined Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio                                 ING Mercury Large Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          ING Lord Abbett Affiliated Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio
------------------------------------------------------------------------------------------------------------------------------



                                       B1

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO                    Seeks long-term total return. Invests in common stocks of
    (Class S)*                                                    middle capitalization companies. Normally invests
    (formerly ING Alliance Mid Cap Growth Portfolio)              substantially all of its assets in high-quality common
    INVESTMENT ADVISER: Directed Services, Inc.                   stocks that the subadviser expects to increase in value.
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.
*NAME CHANGE EFFECTIVE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in
                                                                  common stocks or other securities which demonstrate the
                                                                  potential for appreciation and/or dividends. The
                                                                  Growth-Income Fund is designed for investors seeking both
                                                                  capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      Seeks long-term capital appreciation. Invests at least 80%
    (Class S)                                                     of its assets in equity securities of small/mid
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small/mid-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------



                                       B2

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      Seeks long-term growth of capital and income. Invests,
    (Class S)                                                     under normal market conditions, at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity and equity-related securities of issuers located
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         in the United States.

-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. Normally invests at least 80% of its assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  equity securities of domestic and foreign issuers that meet
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           quantitative standards relating to financial soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of healthcare companies.  May invest in
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   securities of relatively well-known and large companies as
    Inc.                                                          well as small- and medium-sized companies.

-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  Invests primarily in
    INVESTMENT ADVISER: Directed Services, Inc.                   common stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   of U.S. companies across all market capitalizations.  May
    Inc.                                                          invest up to 25% of its assets in foreign securities.

-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         Seeks long-term growth of capital. Normally invests
    (Class S)                                                     primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.

-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                             Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Normally invests at least 80% of its assets
    INVESTMENT SUBADVISER: ING Investment Management Co.          in the equities of producers of commodities.

-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Class S)             Seeks long-term growth of capital. Invests, under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, at least 80% of its net assets plus any
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   borrowings for investment purposes (measured at time of
     * Goldman Sachs Tollkeeper(SM) is a service mark of          purchase) in equity investments in "Tollkeeper" companies,
       Goldman Sachs & Co.                                        which are high-quality technology, media, or service
                                                                  companies that adopt or use technology to improve cost
                                                                  structure, revenue opportunities, and/or competitive
                                                                  advantage.
-------------------------------------------------------------------------------------------------------------------------------


                                       B3

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      invest to a lesser extent in debt securities of issuers in
    Inc.                                                          countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER: Legg Mason Funds Management, Inc.      growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (Class S1)              Seeks growth of capital.  Invests in a combination of
    INVESTMENT ADVISER:  ING Investments, LLC                     underlying funds according to a fixed formula that over
                                                                  time should reflect an allocation of approximately 100% in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO (Class S1)                         Seeks growth of capital and some current income.  Invests
    INVESTMENT ADVISER:  ING Investments, LLC                     in a combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------


                                       B4

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)                Seeks growth of capital and current income.  Invests in a
    INVESTMENT ADVISER:  ING Investments, LLC                     combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO (Class S1)                       Seeks growth of capital and a low to moderate level of
    INVESTMENT ADVISER:  ING Investments, LLC                     current income.  Invests in a combination of underlying
                                                                  funds according to a fixed formula that over time should
                                                                  reflect an allocation of approximately 65% in equity
                                                                  securities and 35% in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING LORD ABBETT AFFILIATED PORTFOLIO (Class S)*                   Seeks long-term growth of capital.  Secondarily seeks
    (formerly ING Salomon Brothers Investors Portfolio)           current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Lord Abbett & Co., LLC*                lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of
*NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/05/05             foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING MARKETPRO PORTFOLIO (Class S)*                                Seeks capital appreciation.  Income is a secondary
    INVESTMENT ADVISER:  ING Investments, LLC                     consideration.  Seeks to obtain its investment objective by investing in a combination of underlying funds according to
*PORTFOLIO AVAILABLE 12/05/05                                     fixed percentages that reflect an allocation of
                                                                  approximately 70% in equity securities and 30% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------



                                       B5

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies located in the United States believed to have
    INVESTMENT SUBADVISER: Mercury Advisors                       good prospects for earnings growth.  These securities will be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index.  May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies.  Normally will invest a portion of its assets in short-term debt
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGE CAP VALUE PORTFOLIO (Class S)                   Seeks long-term growth of capital. Invests at least 80% of
    (formerly ING Mercury Focus Value Portfolio)                  its assets in a diversified portfolio of equity securities
    INVESTMENT ADVISER:  Directed Services, Inc.                  of large capitalization companies that the Portfolio
    INVESTMENT SUBADVISER: Mercury Advisors                       Manager believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
  INVESTMENT ADVISER:  Directed Services, Inc.                    Normally invests mainly in common stocks of U.S. companies
  INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                   of different capitalization ranges, presently focusing on
                                                                  large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------



                                       B6

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER: Pacific Investment Management          invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------



                                       B7

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (Class S)*                  Seeks capital appreciation. Current income is only an
    (formerly ING Capital Guardian Managed Global Portfolio)      incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Templeton Global Advisors Limited*     May invest up to 100% of its total assets in securities
*NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/05/05             traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management            instruments and other investments. Allocates its assets
    (Americas) Inc.                                               among the following classes, or types, of investments:
                                                                  stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------



                                       B8

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (Class S)*       Seeks to out perform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC.                    Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER: ING Investment Management Advisors,    Index), while maintaining a market level of risk.
    B.V.
*PORTFOLIO AVAILABLE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO                     Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    (formerly ING Jennison Equity Opportunities Portfolio)        purposes) in securities of mid-capitalization companies.
    INVESTMENT ADVISER:  Directed Services, Inc.                  The Portfolio manager defines mid-capitalization companies
    INVESTMENT SUBADVISER: Wells Capital Management, Inc.         as those with market capitalizations within the range of
                                                                  companies comprising the Russell Midcap (R) Value Index at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (Class S)*        A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income.  Invests at least 80%
    INVESTMENT SUBADVISER:  Wells Fargo Funds Management, LLC     of its assets in equity securities of companies in the U.S.
*PORTFOLIO AVAILABLE 12/05/05                                     real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              Seeks capital appreciation. Invests primarily (at least 80%
    INVESTMENT ADVISER: ING Life Insurance and Annuity Co.        of total assets under normal circumstances) in securities
    INVESTMENT SUBADVISER: Bamco, Inc.                            of smaller companies with market values under $2.5 billion as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING DAVIS VENTURE VALUE PORTFOLIO (Service Class)*                Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, invests majority of assets in equity
    INVESTMENT SUBADVISER:  Davis Selected Advisers L.P           securities issued by large companies with market
*PORTFOLIO AVAILABLE 12/05/05                                     capitalizations of at least 10 billion.  May invest a
                                                                  limited portion of its assets in companies of any size in
                                                                  foreign securities and may invest in non-equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Co.        diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------



                                       B9

WF Landmark - 136960

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER: OppenheimerFund, Inc.                  without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Service Class)                                               normal circumstances, invests at least 80% of net assets
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    (plus borrowings for investment purposes, if any) in equity
    INVESTMENT SUBADVISER: UBS Global Asset Management            securities of U.S. large capitalization companies.
                                                                  Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------


                                      B10

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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                  consideration.  Normally invests at least 80% of assets in
    INVESTMENT ADVISER:  ING Investments, LLC                     equity securities of dividend paying companies. At least
    INVESTMENT SUBADVISER: ING Investment Management Co.          65% of assets will be invested in equity securities of
                                                                  issuers in at least three countries, one of which may be
                                                                  the U.S., with at least 75% of total assets in common and
                                                                  preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER: ING Investment                         Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT SUBADVISER: ING Investment Management Co.          while maintaining a market level of risk.  Invests at least
                                                                  80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT SUBADVISER: ING Investment Management Co.          maintaining a market level of risk.  Invests at least 80%
                                                                  of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
    INVESTMENT ADVISER:  ING Investments, LLC                     conditions, invests at least 80% of assets in equity
    INVESTMENT SUBADVISER: ING Investment Management Co.          securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------


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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER: ING Investment Management Co.          lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                              risk, through investment in a diversified portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     consisting primarily of debt securities. It is anticipated
    INVESTMENT SUBADVISER: ING Investment                         that capital appreciation and investment income will both
    Management Co.,                                               be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    INVESTMENT ADVISER: A I M Advisors, Inc.                      assets in the equity securities and equity-related
                                                                  instruments of companies engaged in the design, production, and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Co.        exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------


                                      B12

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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
    525 Market Street, San Francisco, CA
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND                    Seeks long-term total return, consistent with reasonable
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC        risk.
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT EQUITY INCOME FUND                      Seeks long-term capital appreciation and above-average
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC        dividend income.
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT C&B LARGE CAP VALUE FUND                Seeks maximum long-term total return, consistent with
    (formerly Wells Fargo VT Equity Value Fund)                   minimizing risk to principal.
    INVESTMENT ADVISER:  Cooke & Bieler, LP
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT LARGE COMPANY GROWTH FUND               Seeks long-term capital appreciation.
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT MONEY MARKET FUND                       Seeks current income, while preserving capital and
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC        liquidity.
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT SMALL CAP GROWTH FUND                   Seeks long-term capital appreciation.
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE  VT TOTAL RETURN BOND FUND                  Seeks total return consisting of income and capital
    INVESTMENT ADVISER:  Wells Fargo Funds Management, LLC        appreciation.
-------------------------------------------------------------------------------------------------------------------------------


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THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AllianceBernstein Mid Cap Growth Portfolio                  ING Salomon Brothers All Cap Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio                    ING T. Rowe Price Growth Equity Portfolio
ING JPMorgan Value Opportunities Portfolio                      ING Van Kampen Comstock Portfolio
ING Julius Baer Foreign Portfolio                               ING Van Kampen Real Estate Portfolio
ING Legg Mason Value Portfolio                                  ING VP High Yield Bond Portfolio
ING Liquid Assets Portfolio                                     ING VP Index Plus LargeCap Portfolio
ING Lord Abbett Affiliated Portfolio
ING PIMCO Core Bond Portfolio                                   ING VP Index Plus MidCap Portfolio
ING PIMCO High Yield Portfolio                                  ING VP Index Plus SmallCap Portfolio
ING Pioneer Mid Cap Value Portfolio                             ING VP Intermediate Bond Portfolio
ING Salomon Brothers Aggressive Growth Portfolio                ING VP Small Company Portfolio


THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:


                                                                ING Oppenheimer Strategic Income Portfolio
ING AllianceBernstein Mid Cap Growth Portfolio                  ING PIMCO Core Bond Portfolio
ING American Century Large Company Value Portfolio              ING PIMCO High Yield Portfolio
ING American Century Select Portfolio                           ING Pioneer Fund Portfolio
                                                                ING Pioneer Mid Cap Value Portfolio
ING Capital Guardian Small/Mid Cap Portfolio                    ING Salomon Brothers Aggressive Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio                    ING Salomon Brothers All Cap Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio                                   ING T. Rowe Price Capital Appreciation Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio                       ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMR(SM) Earnings Growth Portfolio                           ING T. Rowe Price Equity Income Portfolio
ING Fundamental Research Portfolio                              ING T. Rowe Price Growth Equity Portfolio
                                                                ING Templeton Global Growth Portfolio
ING International Portfolio                                     ING UBS U.S. Large Cap Equity Portfolio
ING Janus Contrarian Portfolio                                  ING Van Kampen Comstock Portfolio
                                                                ING Van Kampen Equity and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio                  ING Van Kampen Equity Growth Portfolio
ING JPMorgan Fleming International Portfolio                    ING Van Kampen Global Franchise Portfolio
ING JPMorgan Mid Cap Value Portfolio                            ING Van Kampen Growth and Income Portfolio
ING JPMorgan Small Cap Equity Portfolio                         ING Van Kampen Real Estate Portfolio
ING JPMorgan Value Opportunities Portfolio                      ING VP Balanced Portfolio
ING Julius Baer Foreign Portfolio                               ING VP Growth and Income Portfolio
ING Legg Mason Value Portfolio                                  ING VP Growth Portfolio
ING Liquid Asset Portfolio                                      ING VP High Yield Bond Portfolio
ING Lord Abbett Affiliated Portfolio                            ING VP Index Plus LargeCap Portfolio
ING Marsico Growth Portfolio                                    ING VP Index Plus MidCap Portfolio
ING Marsico International Opportunities Portfolio               ING VP Index Plus SmallCap Portfolio
ING Mercury Large Cap Growth Portfolio                          ING VP Intermediate Bond Portfolio
ING Mercury Large Cap Value Portfolio                           ING VP International Equity Portfolio
ING MFS Capital Opportunities Portfolio                         ING VP MidCap Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio                                ING VP Real Estate Portfolio
ING MFS Total Return Portfolio                                  ING VP Small Company Portfolio
ING OpCap Balanced Value Portfolio                              ING VP SmallCap Opportunities Portfolio
ING Oppenheimer Global Portfolio                                ING VP Value Opportunity Portfolio
ING Oppenheimer Main Street Portfolio(R)                        ING Wells Fargo Mid Cap Disciplined PortfoliO



                                      B14

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ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.

THE FOLLOWING PORTFOLIOS ARE INCLUDED IN ONE OR MORE OF THE MARKETPRO
PORTFOLIOS:

ING FMR Diversified MidCap Portfolio
ING JPMorgan Fleming International Equity Portfolio
ING Legg Mason Value Portfolio
ING Marsico Growth
ING Mercury Large Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING Van Kampen Equity and Income Portfolio
ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.



                                      B15

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--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II.


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TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Wells Fargo VT Money Market subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.


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WF Landmark - 136960

      (3)   We add (1) and (2).

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.


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--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


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--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $15,000 (the greater of earnings less any previous withdrawals, which is $90,000 - $75,000, which equals $15,000, and 10% of premium payments, which is $7,500) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


                                       E1

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APPENDIX F
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

      EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

------------------------------------------   -----------------------------------------  --------------------------------------
         7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                  7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                             IN SPECIAL FUNDS                         IN SPECIAL FUNDS
------------------------------------------   -----------------------------------------  --------------------------------------
END                                             END                                     END
OF YR         COVERED  SPECIAL    TOTAL        OF YR     COVERED  SPECIAL    TOTAL      OF YR      COVERED  SPECIAL  TOTAL
   0            500      500      1,000          0        1,000      --       1,000        0          0      1,000   1,000
   1            535      500      1,035          1        1,070      --       1,070        1          0      1,000   1,000
   2            572      500      1,072          2        1,145      --       1,145        2          0      1,000   1,000
   3            613      500      1,113          3        1,225      --       1,225        3          0      1,000   1,000
   4            655      500      1,155          4        1,311      --       1,311        4          0      1,000   1,000
   5            701      500      1,201          5        1,403      --       1,403        5          0      1,000   1,000
   6            750      500      1,250          6        1,501      --       1,501        6          0      1,000   1,000
   7            803      500      1,303          7        1,606      --       1,606        7          0      1,000   1,000
   8            859      500      1,359          8        1,718      --       1,718        8          0      1,000   1,000
   9            919      500      1,419          9        1,838      --       1,838        9          0      1,000   1,000
   10           984      500      1,484          10       1,967      --       1,967        10         0      1,000   1,000
------------------------------------------   -----------------------------------------  --------------------------------------

------------------------------------------   -----------------------------------------
        7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
              SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                   AT THE BEGINNING OF YEAR 6
------------------------------------------   -----------------------------------------
 END                                             END
OF YR        COVERED  SPECIAL    TOTAL         OF YR     COVERED   SPECIAL    TOTAL
   0          1,000      --      1,000           0          --       1,000     1,000
   1          1,070      --      1,070           1          --       1,000     1,000
   2          1,145      --      1,145           2          --       1,000     1,000
   3          1,225      --      1,225           3          --       1,000     1,000
   4          1,311      --      1,311           4          --       1,000     1,000
   5          1,403      --      1,403           5          --       1,000     1,000
   6            --      1,403    1,403           6        1,070       --       1,070
   7            --      1,403    1,403           7        1,145       --       1,145
   8            --      1,403    1,403           8        1,225       --       1,225
   9            --      1,403    1,403           9        1,311       --       1,311
  10            --      1,403    1,403           10       1,403       --       1,403
------------------------------------------   -----------------------------------------


                                       F1

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      EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

-----------------------------------------------------------------------------
                 7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
-----------------------------------------------------------------------------
                 Covered           Excluded            Total
            --------------------------------------------------------
    End     7% MGDB                                                  Death
   of Yr                AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
     0        500      500       500      500     1,000       1,000  1,000
     1        535      510       535      510     1,045       1,020  1,045
     2        572      490       572      490     1,062         980  1,062
     3        613      520       613      520     1,133       1,040  1,133
     4        655      550       655      550     1,205       1,100  1,205
     5        701      450       701      450     1,151         900  1,151
     6        750      525       750      525     1,275       1,050  1,275
     7        803      600       803      600     1,403       1,200  1,403
     8        859      750       859      750     1,609       1,500  1,609
     9        919      500       919      500     1,419       1,000  1,419
    10        984      300       984      300     1,284         600  1,284
-----------------------------------------------------------------------------

---------------------------------------    -------------------------------------
       7% MGDB IF 0% INVESTED                    7% MGDB IF 100% INVESTED
         IN EXCLUDED FUNDS                          IN EXCLUDED FUNDS
---------------------------------------    -------------------------------------
               Covered                                   Excluded
         --------------------                      ---------------------
 End                           Death        End                           Death
of Yr     7% MGDB     AV      Benefit      of Yr   "7% MGDB"     AV      Benefit
  0        1,000       1,000   1,000         0       1,000      1,000     1,000
  1        1,070       1,020   1,070         1       1,070      1,020     1,020
  2        1,145         980   1,145         2       1,145        980       980
  3        1,225       1,040   1,225         3       1,225      1,040     1,040
  4        1,311       1,100   1,311         4       1,311      1,100     1,100
  5        1,403         900   1,403         5       1,403        900       900
  6        1,501       1,050   1,501         6       1,501      1,050     1,050
  7        1,606       1,200   1,606         7       1,606      1,200     1,200
  8        1,718       1,500   1,718         8       1,718      1,500     1,500
  9        1,838       1,000   1,838         9       1,838      1,000     1,000
  10       1,967         600   1,967        10       1,967        600       600
---------------------------------------    -------------------------------------

      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


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-------------------------------------------------------------------------------
                TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
   End        7%                  "7%                 7%                 Death
  of Yr      MGDB        AV       MGDB"      AV       MGDB      AV      Benefit
   --       1,000      1,000        --         --    1,000     1,000      1,000
    1       1,050      1,020        --         --    1,050     1,020      1,050
    2       1,103        980        --         --    1,103       980      1,103
    3       1,158      1,040        --         --    1,158     1,040      1,158
    4       1,216      1,100        --         --    1,216     1,100      1,216
    5       1,276        900        --         --    1,276       900      1,276
    6         --            --    1,340     1,050    1,050     1,050      1,050
    7         --            --    1,407     1,200    1,200     1,200      1,200
    8         --            --    1,477     1,500    1,500     1,500      1,500
    9         --            --    1,551     1,000    1,000     1,000      1,000
    10        --            --    1,629       600      600       600        600
-------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered
            Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

-------------------------------------------------------------------------------
                TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
   End         7%                 "7%                 7%                Death
  of Yr      MGDB       AV        MGDB"      AV     MGDB       AV      Benefit
   --         --         --      1,000     1,000    1,000     1,000     1,000
    1         --         --      1,050     1,020    1,020     1,020     1,020
    2         --         --      1,103       980      980       980       980
    3         --         --      1,158     1,040    1,040     1,040     1,040
    4         --         --      1,216     1,100    1,100     1,100     1,100
    5         --         --      1,276       900      900       900       900
    6        945      1,050         --        --      945     1,050     1,050
    7        992      1,200         --        --      992     1,200     1,200
    8       1,042     1,500         --        --    1,042     1,500     1,500
    9       1,094     1,000         --        --    1,094     1,000     1,094
    10      1,149       600         --        --    1,149       600     1,149
-------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


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APPENDIX G
--------------------------------------------------------------------------------

            EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

EXAMPLE 1

AGE                                       CONTRACT WITHOUT        CONTRACT WITH
---                                       THE MGIB RIDER          THE MGIB RIDER
                                          --------------          --------------

55       Initial Value                      $100,000              $100,000
         Accumulation Rate                  0.0%                  0.00%
         Rider Charge                       0.0%                  0.75%


65       Contract Value                     $100,000              $89,167
         Contract Annuity Factor            4.71                  4.71
         Monthly Income                     $471.00               $419.98
         MGIB Rollup                        n/a                   $196,715
         MGIB Ratchet                       n/a                   $100,000
         MGIB Annuity Factor                n/a                   4.43
         MGIB Income                        N/A                   $871.44


         Income                             $471.00               $871.44


EXAMPLE 2

AGE                                     CONTRACT WITHOUT        CONTRACT WITH
---                                     THE MGIB RIDER          THE MGIB RIDER
                                        --------------          --------------

55     Initial Value                      $100,000              $100,000
       Accumulation Rate                  3.0%                  3.0%
       Rider Charge                       0.0%                  0.75%


65     Contract Value                     $134,392              $122,019
       Contract Annuity Factor            4.71                  4.71
       Monthly Income                     $632.98               $574.70
       MGIB Rollup                        n/a                   $196,715
       MGIB Ratchet                       n/a                   $122,019
       MGIB Annuity Factor                n/a                   4.43
       MGIB Income                        N/A                   $871.44


       Income                             $632.98               $871.44


                                       G1

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EXAMPLE 3

AGE                                  CONTRACT WITHOUT       CONTRACT WITH
---                                  THE MGIB RIDER         THE MGIB RIDER
                                     --------------         --------------

55        Initial Value                $100,000             $100,000
          Accumulation Rate            8.0%                 8.0%
          Rider Charge                 0.0%                 0.75%


65        Contract Value               $215,892             $200,423
          Contract Annuity Factor      4.71                 4.71
          Monthly Income               $1,016.85            $943.99
          MGIB Rollup                  n/a                  $196,715
          MGIB Ratchet                 n/a                  $200,423
          MGIB Annuity Factor          n/a                  4.43
          MGIB Income                  N/A                  $887.87


          Income                       $1,016.85            $943.99

The Accumulation Rates shown under "Contract" are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.


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APPENDIX H
--------------------------------------------------------------------------------

                 ING LIFEPAY PARTIAL WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the Maximum Annual Withdrawal ("MAW") amount for withdrawals in excess of the MAW:


ILLUSTRATION 1: ADJUSTMENT TO THE MAXIMUM ANNUAL WITHDRAWAL ("MAW") AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW, INCLUDING SURRENDER AND/OR MVA CHARGES.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, then there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $2,000, and the amount of the current gross withdrawal, $1,700.

If the Account Value before this withdrawal is $50,000, then the MAW is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

ILLUSTRATION 2: ADJUSTMENT TO THE MAW AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the MAW, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000)



                                       H1

WF Landmark - 136960

ILLUSTRATION 3: A WITHDRAWAL EXCEEDS THE MAW AMOUNT BUT DOES NOT EXCEED THE ADDITIONAL WITHDRAWAL AMOUNT ("AWA").

Assume the MAW is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The AWA is set equal to the excess of this amount above the MAW, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the MAW, $5,000, however, the MAW is not adjusted until the AWA is exhausted. The amount by which total net withdrawals taken exceed the MAW, $1,000 ($6,000 - $5,000), is the same as the AWA, so no adjustment to the MAW is made. If total net withdrawals taken had exceeded the sum of the MAW and the AWA, then an adjustment would be made to the MAW.

ILLUSTRATION 4: THE RESET OPTION IS UTILIZED.

Assume the MAW is $5,000 and the MAW percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The MAW is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the MAW is now $6,500 ($130,000 * 5%).



                                       H2

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APPENDIX I
--------------------------------------------------------------------------------

                      MINIMUM GUARANTEED WITHDRAWAL BENEFIT
  (APPLICABLE TO CONTRACTS ISSUED IN STATES WHERE ING LIFEPAY IS NOT AVAILABLE)

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE FIRST TWO-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGWB WITHDRAWAL ACCOUNT. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix J, MGWB Excess Withdrawal Amount Examples.


                                       I1

WF Landmark - 136960

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.


                                       I2

WF Landmark - 136960

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      DEATH OF OWNER.

            BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

            DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

            PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


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MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):

------------------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL CHARGE IF STEP-UP
AS AN ANNUAL CHARGE       AS A QUARTERLY CHARGE         BENEFIT ELECTED(8)
------------------------------------------------------------------------------------------
0.45% of contract value   0.12% of contract value       1.00% of contract value
------------------------------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" in the prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above."


                                      I4

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--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                     MGWB EXCESS WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawals Amount"):

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


                                       J1

WF Landmark - 136960

EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).


                                       J2

WF Landmark - 136960

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


WF Landmark - 136960                                                  11/01/2005

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            ING GOLDENSELECT LEGENDS
--------------------------------------------------------------------------------

                                                                NOVEMBER 1, 2005

      This prospectus describes ING GoldenSelect Legends, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.


      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------


Legends - 136958

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
  ING AllianceBernstein Mid Cap Growth Portfolio (Service 2)
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Capital Guardian Small/Midcap Portfolio (Service 2)
  ING Capital Guardian U.S. Equities Portfolio (Service 2)
  ING Eagle Asset Capital Appreciation Portfolio (Service 2)
  ING Evergreen Omega Portfolio (Service 2)
  ING FMR(SM) Diversified Mid Cap Portfolio (Service 2)
  ING FMR(SM) Earnings Growth Portfolio (Service 2)
  ING Global Resources Portfolio (Service 2)
  ING Goldman Sachs Tollkeeper (SM) Portfolio (Service 2)
  ING Janus Contrarian Portfolio (Service 2)
  ING JPMorgan Emerging Markets Equity Portfolio (Service 2)
  ING JPMorgan Small Cap Equity Portfolio (Service 2)
  ING JPMorgan Value Opportunities Portfolio (Service 2)
  ING Julius Baer Foreign Portfolio (Service 2)
  ING Legg Mason Value Portfolio (Service 2)
  ING Liquid Assets Portfolio (Service 2)
  ING Lord Abbett Affiliated Portfolio (Service 2)
  ING MarketPro Portfolio (Service 2)
  ING Marsico Growth Portfolio (Service 2)
  ING Marsico International Opportunities Portfolio (Service Class) ING Mercury Large Cap Value Portfolio (Service 2)
  ING MFS Mid Cap Growth Portfolio (Service 2)
  ING MFS Total Return Portfolio (Service 2)
  ING Oppenheimer Main Street Portfolio (Service 2)
  ING PIMCO Core Bond Portfolio (Service 2)
  ING PIMCO High Yield Portfolio (Service)
  ING Pioneer Fund Portfolio (Service)
  ING Pioneer Mid Cap Value Portfolio (Service)
  ING Salomon Brothers All Cap Portfolio (Service 2)
  ING T. Rowe Price Capital Appreciation Portfolio (Service 2)
  ING T. Rowe Price Equity Income Portfolio (Service 2)
  ING Templeton Global Growth Portfolio (Service 2)
  ING UBS U.S. Allocation Portfolio (Service 2)
  ING Van Kampen Equity Growth Portfolio (Service 2)
  ING Van Kampen Global Franchise Portfolio (Service 2)
  ING Van Kampen Growth and Income Portfolio (Service 2)
  ING Van Kampen Real Estate Portfolio (Service 2)
  ING VP Index Plus International Equity Portfolio (Service 2)
  ING Wells Fargo Mid Cap Disciplines Portfolio (Service 2)
  ING Wells Fargo Small Cap Disciplines Portfolio (Service 2)

ING PARTNERS, INC.
  ING Baron Small Cap Growth Portfolio (Service Class)
  ING Davis Venture Value Portfolio (Service 2)
  ING Fundamental Research Portfolio (Service Class)
  ING JPMorgan Fleming International Portfolio (Service Class)
  ING Oppenheimer Global Portfolio (Service Class)
  ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
  ING Van Kampen Comstock Portfolio (Service Class)
  ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
  ING GET U.S. Core Portfolio
  ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
  ING VP Financial Services Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  Fidelity VIP Contrafund Portfolio (Service 2)
  Fidelity VIP Equity-Income Portfolio (Service 2)

LIBERTY VARIABLE INSURANCE TRUST
  Colonial Small Cap Value Fund (Class B)

PROFUNDS VP
  ProFund VP Bull
  ProFund VP Europe 30
  ProFund VP Rising Rates Opportunity
  ProFund VP Small-Cap

Legends - 136958

--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms.....................................................   ii
Fees and Expenses..........................................................    1
Condensed Financial Information............................................    8
  Accumulation Unit........................................................    8
  The Net Investment Factor................................................    9
  Performance Information..................................................    9
  Financial Statements.....................................................   10
ING USA Annuity and Life Insurance Company.................................   10
ING USA Separate Account B.................................................   10
The Trusts and Funds.......................................................   11
Covered Funds, Special Funds and Excluded Funds............................   12
Charges and Fees...........................................................   12
  Charge Deduction Subaccount..............................................   13
  Charges Deducted from the Contract Value.................................   13
      Surrender Charge.....................................................   13
      Waiver of Surrender Charge for Extended Medical Care.................   13
      Free Withdrawal Amount...............................................   13
      Surrender Charge for Excess Withdrawals..............................   13
      Premium Taxes........................................................   14
      Administrative Charge................................................   14
      Transfer Charge......................................................   14
  Charges Deducted from the Subaccounts....................................   14
      Mortality and Expense Risk Charge....................................   14
      Asset-Based Administrative Charge....................................   15
      Earnings Multiplier Benefit Charge...................................   15
      Optional Rider Charges...............................................   15
  Trust and Fund Expenses..................................................   16
The Annuity Contract.......................................................   17
  Contract Date and Contract Year .........................................   18
  Contract Owner...........................................................   18
  Annuity Start Date.......................................................   18
  Annuitant................................................................   19
  Beneficiary..............................................................   19
  Purchase and Availability of the Contract................................   20
  Crediting of Premium Payments............................................   20
  Administrative Procedures................................................   22
  Contract Value...........................................................   22
  Cash Surrender Value.....................................................   22
  Addition, Deletion or Substitution of Subaccounts and Other Changes......   23
  The Fixed Account........................................................   23
  Optional Riders..........................................................   23
  Other Contracts..........................................................   32
Withdrawals................................................................   32
Transfers Among Your Investments...........................................   36
Death Benefit Choices......................................................   39
  Death Benefit During the Accumulation Phase..............................   39
      Standard Death Benefit...............................................   40
      Enhanced Death Benefit Options.......................................   41
      Earnings Multiplier Benefit Rider....................................   43
  Death Benefit During the Income Phase....................................   43
  Continuation After Death -- Spouse.......................................   43
  Continuation After Death -- Not a Spouse.................................   44
  Required Distributions Upon Contract Owner's Death.......................   44
The Annuity Options........................................................   45
Other Contract Provisions..................................................   48
Other Information..........................................................   51
Federal Tax Considerations.................................................   52
Statement of Additional Information
  Table of Contents........................................................SAI-1
Appendix A
  Condensed Financial Information..........................................   A1
Appendix B
  The Investment Portfolios................................................   B1
Appendix C
  Fixed Account II.........................................................   C1
Appendix D
  Fixed Interest Division..................................................   D1
Appendix E
  Surrender Charge for Excess Withdrawals Example..........................   E1
Appendix F
  Special Funds and Excluded Funds Examples................................   F1
Appendix G
  Minimum Guaranteed Income Benefit Calculation Examples...................   G1
Appendix H
  ING LifePay Withdrawal Examples..........................................   H1
Appendix I
  MGWB For Contracts In States Where ING LifePay Not Available.............   I1
Appendix J
  MGWB Excess Withdrawal Amount Examples For Contracts In States
    Where ING LifePay Not Available........................................   J1


                                       i


Legends - 136958

--------------------------------------------------------------------------------
 INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

      --------------------------------------------------------------------

      SPECIAL TERM                                                    PAGE
      --------------------------------------------------------------------
      Accumulation Unit                                                  8
      --------------------------------------------------------------------
      Annuitant                                                         19
      --------------------------------------------------------------------
      Annuity Start Date                                                18
      --------------------------------------------------------------------
      Cash Surrender Value                                              22
      --------------------------------------------------------------------
      Contract Date                                                     18
      --------------------------------------------------------------------
      Claim Date                                                        39
      --------------------------------------------------------------------
      Contract Owner                                                    18
      --------------------------------------------------------------------
      Contract Value                                                    22
      --------------------------------------------------------------------
      Contract Year                                                     18
      --------------------------------------------------------------------
      Covered Fund                                                      12
      --------------------------------------------------------------------
      Earnings Multiplier Benefit                                       43
      --------------------------------------------------------------------
      Excluded Fund                                                     12
      --------------------------------------------------------------------
      Free Withdrawal Amount                                            13
      --------------------------------------------------------------------
      Market Value Adjustment                                           C1
      --------------------------------------------------------------------
      Max 7 Enhanced Death Benefit                                      43
      --------------------------------------------------------------------
      Net Investment Factor                                              9
      --------------------------------------------------------------------
      Net Rate of Return                                                 9
      --------------------------------------------------------------------
      Quarterly Ratchet Enhanced Death Benefit                          41
      --------------------------------------------------------------------
      Restricted Fund                                                   11
      --------------------------------------------------------------------
      Rider Date                                                        24
      --------------------------------------------------------------------
      7% Solution Death Benefit Element                                 42
      --------------------------------------------------------------------
      Special Fund                                                      12
      --------------------------------------------------------------------
      Standard Death Benefit                                            40
      --------------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    ------------------------------------------------------------------------
    TERM USED IN THIS PROSPECTUS     CORRESPONDING TERM USED IN THE CONTRACT
    ------------------------------------------------------------------------
    Accumulation Unit Value          Index of Investment Experience
    ------------------------------------------------------------------------
    Annuity Start Date               Annuity Commencement Date
    ------------------------------------------------------------------------
    Contract Owner                   Owner or Certificate Owner
    ------------------------------------------------------------------------
    Contract Value                   Accumulation Value
    ------------------------------------------------------------------------
    Transfer Charge                  Excess Allocation Charge
    ------------------------------------------------------------------------
    Fixed Interest Allocation        Fixed Allocation
    ------------------------------------------------------------------------
    Free Look Period                 Right to Examine Period
    ------------------------------------------------------------------------
    Guaranteed Interest Period       Guarantee Period
    ------------------------------------------------------------------------
    ING LifePay Base                 MGWB Base
    ------------------------------------------------------------------------
    Subaccount(s)                    Division(s)
    ------------------------------------------------------------------------
    Net Investment Factor            Experience Factor
    ------------------------------------------------------------------------
    Regular Withdrawals              Conventional Partial Withdrawals
    ------------------------------------------------------------------------
    Withdrawals                      Partial Withdrawals
    ------------------------------------------------------------------------


                                       ii

Legends - 136958

--------------------------------------------------------------------------------
 FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES (1)

   Surrender Charge:

       COMPLETE YEARS ELAPSED             0       1       2        3       4+
         SINCE PREMIUM PAYMENT
       SURRENDER CHARGE (AS A             6%      5%      4%      3%       0%
         PERCENTAGE OF PREMIUM
         PAYMENT)

   Transfer Charge (2).............................$25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE (3)..................................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES (4)

       -------------------------------------------------------------------------
                                                        ENHANCED DEATH BENEFITS
                                            STANDARD    -----------------------
                                             DEATH      QUARTERLY
                                            BENEFIT      RATCHET         MAX 7
       -------------------------------------------------------------------------
       Mortality & Expense Risk Charge       1.50%        1.75%          2.05%
       Asset-Based Administrative Charge     0.15%        0.15%          0.15%
                                             ----         ----           ----
           Total                             1.65%        1.90%          2.20%
       -------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE (5)

      --------------------------------------------------------------------------
      AS AN ANNUAL CHARGE                           AS A QUARTERLY CHARGE
      --------------------------------------------------------------------------
      0.30% of contract value                       0.08% of contract value
      --------------------------------------------------------------------------

      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


                                       1

Legends - 136958

OPTIONAL RIDER CHARGES (6)

      MINIMUM GUARANTEED INCOME BENEFIT RIDER:

      --------------------------------------------------------------------------
      AS AN ANNUAL CHARGE                  AS A QUARTERLY CHARGE
      --------------------------------------------------------------------------
      0.75% of the MGIB Benefit Base(7)    0.19% of the MGIB Benefit Base(7)
      --------------------------------------------------------------------------

      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):


      -----------------------------------------------------------------------------------------------------------
                                                                           MAXIMUM ANNUAL CHARGE IF RESET
      AS AN ANNUAL CHARGE              AS A QUARTERLY CHARGE               BENEFIT ELECTED(8)
      -----------------------------------------------------------------------------------------------------------
      0.50% of contract value          0.125% of contract value            1.20% of contract value
      -----------------------------------------------------------------------------------------------------------


      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see "ING LifePay Minimum Guarantee Withdrawal Benefit - ING LifePay Reset Option."


TABLE OF SEPARATE ACCOUNT CHARGES

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

       -------------------------------------------------------------------------
                                                        ENHANCED DEATH BENEFITS
                                           STANDARD     -----------------------
                                             DEATH      QUARTERLY
                                            BENEFIT      RATCHET         MAX 7
       -------------------------------------------------------------------------
        Mortality & Expense Risk Charge      1.40%        1.65%          1.95%
        Asset-Based Administrative Charge    0.15%        0.15%          0.15%
        Earning Multiplier Benefit Rider     0.30%        0.30%          0.30%
        ING LifePay Minimum Guaranteed
        Withdrawal Benefit Rider             0.50%        0.50%          0.50%
                                             -----        -----          -----
        Total                                2.35%        2.60%          2.90%
       -------------------------------------------------------------------------

If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

       -------------------------------------------------------------------------
                                                        ENHANCED DEATH BENEFITS
                                           STANDARD     -----------------------
                                              DEATH     QUARTERLY
                                             BENEFIT     RATCHET         MAX 7
       -------------------------------------------------------------------------
        Mortality & Expense Risk Charge       1.40%       1.65%          1.95%
        Asset-Based Administrative Charge     0.15%       0.15%          0.15%
        Earning Multiplier Benefit Rider      0.30%       0.30%          0.30%
                                             -----        -----          -----
        Total                                 1.85%       2.10%          2.40%
       -------------------------------------------------------------------------


                                       2


Legends - 136958

As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.


TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


      -------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(9)                           MINIMUM        MAXIMUM
      -------------------------------------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(10),
      and other expenses):                                                       0.69%          1.86%
      -------------------------------------------------------------------------------------------------------

      (9) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.69% to 1.78%. The expense reimbursement or fee arrangement reflected is contractual and expected to continue through May 1, 2006.


      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE (1), (2)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is contractual and is expected to continue through May 1, 2006. Expenses shown are actual expenses for the year ended 12/31/04 unless otherwise noted.


                                                                                     TOTAL FUND               NET FUND
                                                            DISTRIBUTION               ANNUAL                  ANNUAL
                                                               AND/OR                 EXPENSES    TOTAL       EXPENSES
                                                 INVESTMENT   SERVICE                 WITHOUT    WAIVERS       AFTER
                                                  ADVISORY    (12B-1)     OTHER     WAIVERS OR     OR        WAIVERS OR
 FUND NAME                                         FEES        FEES      EXPENSES   REDUCTIONS  REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------
 ING INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------
 ING AllianceBernstein Mid Cap Growth Portfolio
   (Service 2) (3) (4) (22)                          0.77%      0.50%       0.01%       1.28%        0.10%       1.18%
------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth Portfolio (5) (6)         0.35%      0.75%       0.04%       1.14%        0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth-Income Portfolio
   (5) (6)                                           0.29%      0.75%       0.05%       1.09%        0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------
 ING American Funds International Portfolio
   (5) (6)                                           0.54%      0.75%       0.08%       1.37%        0.00%       1.37%
------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Small/Mid Cap Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian U.S. Equities Portfolio
    (Service 2) (3) (4) (7)                          0.74%      0.50%       0.01%       1.25%        0.10%       1.15%
------------------------------------------------------------------------------------------------------------------------


                                       3

Legends - 136958

                                                                                     TOTAL FUND               NET FUND
                                                            DISTRIBUTION               ANNUAL                  ANNUAL
                                                               AND/OR                 EXPENSES    TOTAL       EXPENSES
                                                 INVESTMENT   SERVICE                 WITHOUT    WAIVERS       AFTER
                                                  ADVISORY    (12B-1)     OTHER     WAIVERS OR     OR        WAIVERS OR
 FUND NAME                                         FEES        FEES      EXPENSES   REDUCTIONS  REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------
 ING Eagle Asset Capital Appreciation Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Omega Portfolio (Service 2) (3a)      0.60%      0.50%       0.00%       1.10%        0.10%       1.00%
------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Diversified Mid Cap Portfolio
   (Service 2) (3)                                   0.75%      0.50%       0.01%       1.26%        0.10%       1.16%
------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Earnings Growth Portfolio
   (Service 2) (8) (9)                               0.62%      0.50%       0.15%       1.27%        0.12%       1.15%
------------------------------------------------------------------------------------------------------------------------
 ING Global Resources Portfolio (Service 2) (3)      0.66%      0.50%       0.00%       1.16%        0.10%       1.06%
------------------------------------------------------------------------------------------------------------------------
 ING Goldman Sachs Tollkeeper(SM) Portfolio
   (Service 2) (3) (9)                               1.35%      0.50%       0.01%       1.86%        0.31%       1.55%
------------------------------------------------------------------------------------------------------------------------
 ING Janus Contrarian Portfolio (Service 2) (3)
   (4)                                               0.80%      0.50%       0.01%       1.31%        0.10%       1.21%
------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Emerging Markets Equity Portfolio
   (Service 2) (3)                                   1.25%      0.50%       0.02%       1.77%        0.10%       1.67%
------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Small Cap Equity Portfolio
   (Service 2) (3) (4) (10)                          0.90%      0.50%       0.00%       1.40%        0.13%       1.27%
------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Value Opportunities Portfolio
   (Service 2) (8) (9)                               0.40%      0.50%       0.15%       1.05%        0.12%       0.93%
------------------------------------------------------------------------------------------------------------------------
 ING Julius Baer Foreign Portfolio (Service 2)
   (3)                                               0.96%      0.50%       0.00%       1.46%        0.10%       1.36%
------------------------------------------------------------------------------------------------------------------------
 ING Legg Mason Value Portfolio (Service 2) (3)
   (4)                                               0.80%      0.50%       0.01%       1.31%        0.10%       1.21%
------------------------------------------------------------------------------------------------------------------------
 ING Liquid Assets Portfolio (Service 2) (3)         0.27%      0.50%       0.02%       0.79%        0.10%       0.69%
------------------------------------------------------------------------------------------------------------------------
 ING Lord Abbett Affiliated Portfolio (Service
   2) (3) (23)                                       0.74%      0.50%       0.01%       1.25%        0.10%       1.15%
------------------------------------------------------------------------------------------------------------------------
 ING MarketPro Portfolio (Service 2) (25)(26)(27)    0.70%      0.50%       0.10%       1.30%        0.10%       1.20%
------------------------------------------------------------------------------------------------------------------------
 ING Marsico Growth Portfolio (Service 2) (3)(4)     0.77%      0.50%       0.01%       1.28%        0.10%       1.18%
------------------------------------------------------------------------------------------------------------------------
 ING Marsico International Opportunities
   Portfolio
   (Service 2) (8) (9)                               0.54%      0.50%       0.17%       1.21%        0.13%       1.08%
------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Value Portfolio (Service
   2) (3) (10)                                       0.80%      0.50%       0.00%       1.30%        0.15%       1.15%
------------------------------------------------------------------------------------------------------------------------
 ING MFS Mid Cap Growth Portfolio (Service 2)
   (3) (4) (11)                                      0.64%      0.50%       0.00%       1.14%        0.10%       1.04%
------------------------------------------------------------------------------------------------------------------------
 ING MFS Total Return Portfolio (Service 2)  (3)
   (4)                                               0.64%      0.50%       0.00%       1.14%        0.10%       1.04%
------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Main Street Portfolio (Service
   2) (3) (4)                                        0.64%      0.50%       0.00%       1.14%        0.10%       1.04%
------------------------------------------------------------------------------------------------------------------------
 ING PIMCO Core Bond Portfolio (Service 2) (3)       0.60%      0.50%       0.01%       1.11%        0.10%       1.01%
------------------------------------------------------------------------------------------------------------------------
 ING PIMCO High Yield Portfolio (Service 2) (3a)     0.49%      0.50%       0.00%       0.99%        0.10%       0.89%
------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Fund Portfolio (Service 2) (12)         0.75%      0.50%       0.01%       1.26%        0.15%       1.11%
------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Mid Cap Value Portfolio (Service 2)
   (12)                                              0.64%      0.50%       0.01%       1.15%        0.10%       1.05%
------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers All Cap Portfolio (Service
   2) (3) (4)                                        0.74%      0.50%       0.01%       1.25%        0.10%       1.15%
------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Equity Income Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING Templeton Global Growth Portfolio (Service
   2) (3) (4) (24)                                   0.97%      0.50%       0.01%       1.48%        0.10%       1.38%
------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Allocation Portfolio (Service 2)
   (3) (10)                                          0.75%      0.50%       0.01%       1.26%        0.12%       1.14%
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio (Service
   2) (3)(10)                                        0.65%      0.50%       0.00%       1.15%        0.15%       1.00%
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Global Franchise Portfolio
   (Service 2)(3)                                    1.00%      0.50%       0.00%       1.50%        0.10%       1.40%
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Growth and Income Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Real Estate Portfolio (Service
   2) (3)                                            0.66%      0.50%       0.00%       1.16%        0.10%       1.06%
------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus International Equity Portfolio
   (Service 2) (27)                                  0.45%      0.50%       0.22%       1.17%        0.22%       0.95%
------------------------------------------------------------------------------------------------------------------------
 ING Wells Fargo Mid Cap Disciplined Portfolio
   (Service 2) (3) (4)                               0.66%      0.50%       0.01%       1.17%        0.10%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING Wells Fargo Small Cap Disciplined Portfolio
   (Service 2) (27)                                  0.77%      0.50%       0.21%       1.48%        0.21%       1.27%
------------------------------------------------------------------------------------------------------------------------
 ING PARTNERS, INC.
------------------------------------------------------------------------------------------------------------------------
 ING Baron Small Cap Growth Portfolio (Service
   Class) (13)                                       0.85%      0.25%       0.40%       1.50%        0.05%       1.45%
------------------------------------------------------------------------------------------------------------------------
 ING Davis Venture Value Portfolio (Service
   Class)(27)                                        0.80%      0.25%       0.00%       0.10%        0.00%       1.15%
------------------------------------------------------------------------------------------------------------------------
 ING Fundamental Research Portfolio (Service
   Class)                                            0.60%      0.25%       0.20%       1.05%        0.00%       1.05%
------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio
    (Service Class)                                  0.80%      0.25%       0.20%       1.25%        0.00%       1.25%
------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Global Portfolio (Service Class)    0.60%      0.25%       0.06%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Aggressive Growth Portfolio
   (Service Class)                                   0.69%      0.25%       0.13%       1.07%        0.00%       1.07%
------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Large Cap Equity Portfolio
   (Service Class)                                   0.70%      0.25%       0.15%       1.10%        0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Comstock Portfolio (Service
   Class) (13)                                       0.60%      0.25%       0.35%       1.20%        0.07%       1.13%
------------------------------------------------------------------------------------------------------------------------


                                       4

Legends - 136958

                                                                                     TOTAL FUND               NET FUND
                                                            DISTRIBUTION               ANNUAL                  ANNUAL
                                                               AND/OR                 EXPENSES    TOTAL       EXPENSES
                                                 INVESTMENT   SERVICE                 WITHOUT    WAIVERS       AFTER
                                                  ADVISORY    (12B-1)     OTHER     WAIVERS OR     OR        WAIVERS OR
 FUND NAME                                         FEES        FEES      EXPENSES   REDUCTIONS  REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity and Income Portfolio
   (Service Class) (14)                              0.55%      0.25%       0.02%       0.82%        0.00%       0.82%
------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
 INF VP Global Equity Dividend Portfolio (15)
   (16)                                              1.00%      0.00%       0.20%       1.20%       (0.03%)      1.23%
------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus LargeCap Portfolio (Class S)
   (17) (18)                                         0.35%      0.25%       0.09%       0.69%        0.00%       0.69%
------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus MidCap Portfolio (Class S)
   (17) (18)                                         0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus SmallCap Portfolio (Class S)
   (17) (18)                                         0.40%      0.25%       0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------
 ING VP Financial Services Portfolio
   (Service Class S) (19) (20)                       0.75%      0.25%       0.25%       1.25%        0.20%       1.05%
------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio
   (Service Class S) (19) (20)                       0.75%      0.00%       0.19%       1.19%        0.09%       1.10%
------------------------------------------------------------------------------------------------------------------------
 ING VP INTERMEDIATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 ING VP Intermediate Bond Portfolio (Class S)
   (19)                                              0.40%      0.25%       0.08%       0.73%        0.00%       0.73%
------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I) (21)               0.75%      0.00%       0.59%       1.34%        0.04%       1.30%
------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund Portfolio (Service 2)    0.57%      0.25%       0.11%       0.93%        0.00%       0.93%
------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Equity-Income Portfolio
   (Service 2)                                       0.47%      0.25%       0.11%       0.83%        0.00%       0.83%
------------------------------------------------------------------------------------------------------------------------
 LIBERTY VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund (Class B)             0.80%      0.25%       0.17%       1.22%        0.00%       1.22%
------------------------------------------------------------------------------------------------------------------------
 PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                                     0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                                0.75%      0.25%       0.61%       1.61%        0.00%       1.61%
------------------------------------------------------------------------------------------------------------------------
 ProFund Rising Rates Opportunity                    0.75%      0.25%       0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                                0.75%      0.25%       0.75%       1.75%        0.00%       1.75%
------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(3) The amounts shown are estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.


                                       5

Legends - 136958

(3a) The amounts shown are estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. For the ING Evergreen Health Sciences and ING Evergreen Omega Portfolios, which have not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For ING PIMCO High Yield Portfolio, operating expenses are based on estimated amounts as Service 2 shares had not commenced operations as of December 31, 2004 and Class S shares have not had a full year of operations as of December 31, 2004. DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any

(4) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Wells Fargo Mid Cap Disciplined, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 was 1.02%, 1.12%, 1.41%, 1.06%, 1.14%, 1.06%,
      1.20%, 1.03%, 1.27%, 1.21%, 1.15%, 1.02%, 1.03%, 1.01%, 1.13%, 1.05%,
      1.06%, and 1.07%, respectively. This arrangement may be discontinued at any time.

(5) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund.) Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(6) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(7) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Focus Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.


                                       6

Legends - 136958

(8) The amounts shown are estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(9) Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. This amount also includes the 0.10% distribution (12b-1) fee waiver which is explained in more detail in footnotes (3) and (4). The expense limitation agreement will continue through at least May 1, 2006. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus and Statement of Additional Information.


(10) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Large Cap Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; 0.02% for ING UBS U.S. Allocation Portfolio; and 0.05% for ING Van Kampen Equity Growth Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.


(11) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 1.02%. This arrangement may be discontinued by DSI at any time.

(12) The amounts shown are estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(13) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(14) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(15) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

(16) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.


                                       7

Legends - 136958

(17) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(18) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(19) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.

(20) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, ING VP Disciplined LargeCap Portfolio and ING VP Real Estate Portfolio, are shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(21) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.


(22) Effective December 5, 2005, the portfolio name "ING Alliance Mid Cap Growth Portfolio" is changed to "ING AllianceBernstein Mid Cap Growth Portfolio".

(23) Effective December 5, 2005, the portfolio name "ING Salomon Brothers Investors Portfolio" is changed to "ING Lord Abbett Affiliated Portfolio".

(24) Effective December 5, 2005, the portfolio name "ING Capital Guardian Managed Global Portfolio" is changed to "ING Templeton Global Growth Portfolio".

(25) In addition to the expenses of each Portfolio, each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because the Fund uses a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The fees reflected in the Fund Expense Table, above, are the aggregate annual net expense ratios (as an annual percentage of average daily net assets) for each Portfolio and its Underlying Funds as of December 31, 2004.

(26) ING Investments, the investment advisor to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading, "Total Waivers or Reductions." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.



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(27) Effective December 5, 2005, this portfolio is available as an investment option under the contract.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
               1 year           3 years            5 years           10 years
               $1,150           $2,040             $2,720             $5,372
      --------------------------------------------------------------------------
      2) If you annuitize at the end of the applicable time period:
      --------------------------------------------------------------------------
               1 year           3 years            5 years           10 years
               $1,150           $2,040             $2,720             $5,372
      --------------------------------------------------------------------------
      3) If you do not surrender your contract:
      --------------------------------------------------------------------------
               1 year           3 years            5 years           10 years
               $550             $1,640             $2,720             $5,372
      --------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.


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Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.


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We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
 ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


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Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
 THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "MarketPro" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses".

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.


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We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

--------------------------------------------------------------------------------
 CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.


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CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED             0       1       2       3       4+
        SINCE PREMIUM PAYMENT
      SURRENDER CHARGE (AS A             6%      5%      4%      3%      0%
        PERCENTAGE OF PREMIUM
        PAYMENT)

      WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.


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For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

      REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. THE CHARGE IS DEDUCTED ON EACH BUSINESS DAY AND IS A PERCENTAGE OF AVERAGE DAILY ASSETS BASED ON THE ASSETS YOU HAVE IN EACH SUBACCOUNT. THE MORTALITY AND EXPENSE RISK CHARGE COMPENSATES THE COMPANY FOR DEATH BENEFIT AND ANNUITIZATION RISKS AND THE RISK THAT EXPENSE CHARGES WILL NOT COVER ACTUAL EXPENSES. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.


                                       15

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--------------------------------------------------------------------------------
                                 QUARTERLY RATCHET                MAX 7
       STANDARD                      ENHANCED                   ENHANCED
    DEATH BENEFIT                 DEATH BENEFIT               DEATH BENEFIT
--------------------------------------------------------------------------------
                Annual                       Annual                      Annual
                Charge                       Charge                      Charge
              Expressed                    Expressed                   Expressed
  Annual      as Daily         Annual      as Daily        Annual      as Daily
  Charge        Rate           Charge        Rate          Charge        Rate
   1.50%      0.004141%         1.75%      0.004837%       2.05%       0.005675%
--------------------------------------------------------------------------------

      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for both qualified and non-qualified Contracts either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

    ----------------------------------------------------------------------------
    AS AN ANNUAL CHARGE                         AS A QUARTERLY CHARGE
    ----------------------------------------------------------------------------
    0.75% of the MGIB Benefit Base              0.19% of the MGIB Benefit Base
    ----------------------------------------------------------------------------

Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Benefit Base and the MGIB Rate.


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      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (ING LIFEPAY). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your rider's Lifetime Automatic Periodic Benefit ("LAPB") Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Lifetime Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.


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TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

            Fidelity Variable Insurance Products Portfolio
            ProFunds VP
            AIM Variable Insurance Funds
            Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

Certain funds are designated as "Master-Feeder" or "MarketPro" Funds. Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as the MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.


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CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.


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ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.


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If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.


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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.


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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.


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      SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.


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THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

      RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

      NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

      TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in "Determining the MGIB Annuity Income", below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or


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      3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider's income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G -- Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see "The Trust and Funds -- Covered Funds and Special Funds." No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.


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      A)    CALCULATION OF MGIB ROLLUP BASE

            The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a) is the MGIB Rollup Base for Covered Funds;
            (b) is the MGIB Rollup Base for Special Funds; and
            (c) is the contract value of Excluded Funds.

            The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

            THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

            THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

            THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB ROLLUP BASE USED TO DETERMINE BENEFITS.

            Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

            Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).


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            Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

            Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

      B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

            The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered Funds and Special Funds;
                  and
            (b)   is the contract value for Excluded Funds.

            THE MGIB RATCHET BASE FOR COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS equals:

            o on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

            o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

                  1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

                  2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

            o at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

            THE MGIB RATCHET BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB RATCHET BENEFIT BASE USED TO DETERMINE BENEFITS.


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            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

            2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

      MGIB INCOME OPTIONS

      The following are the MGIB Income Options available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

            (ii)  Income for 20-30 year certain.

            (iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.


      PURCHASE. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.


      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.


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      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT ("ING LIFEPAY") RIDER. The ING LifePay rider is an optional benefit which guarantees that if your contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal ("MAW"), we will pay an amount equal to the MAW annually until the death of the annuitant.


      LIFETIME GUARANTEED WITHDRAWAL STATUS. This status begins on the date the rider is issued (the "effective date of the rider") and continues until the earliest of:


      1)    the annuity commencement date;


      2) reduction of the contract value to zero by a withdrawal in excess of the MAW (see "Lifetime Automatic Periodic Benefit Status" below);


      3) reduction of the contract value to zero by a withdrawal less than or equal to the MAW;

      4)    the surrender or annuitization of the Contract; or

      5)    the death of the owner, or first owner, in the case of joint owners.


      PURCHASE. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners. The only exception is if the owner is a non-natural owner. The minimum issue age is 50 and the maximum issue age is 80. The applicable age is the age of the owner (if there are joint owners or the owner is non-natural, the annuitant) on the contract anniversary on which the rider is effective. Some broker dealers may limit availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment option restrictions described below. The rider will be effective as of that contract anniversary.


The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider. The Growth Phase ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

The ING LifePay Base (referred to as the "MGWB Base" in the Contract) is used to determine the MAW,

      1) If you purchased the ING LifePay rider on the contract date: the initial ING LifePay Base is equal to the initial premium.


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      2) If you purchased the ING LifePay rider after the contract date: the initial ING LifePay Base is equal to the contract value on the effective date of the rider.

The ING LifePay Base is increased dollar-for-dollar by any additional eligible premiums. Eligible premiums are premiums received during the Growth Phase. The ING LifePay Base is also increased to equal the contract value, if the contract value is greater, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase.

Any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the MAW. However, premiums received during the Withdrawal Phase increase the contract value used to determine the reset MAW if you choose to reset the ING LifePay rider (see "ING LifePay Reset Option", below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

      DETERMINATION OF THE MAW. The MAW is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of the contract value and the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after the MAW is determined. The MAW percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

      --------------------------------------------------------------------
                     Annuitant Age                        MAW %
      --------------------------------------------------------------------
                         50-59                             4%
      --------------------------------------------------------------------
                         60-75                             5%
      --------------------------------------------------------------------
                         76-80                             6%
      --------------------------------------------------------------------
                          81+                              7%
      --------------------------------------------------------------------


Once determined, the MAW percentage never changes for the Contract, except as provided for under spousal continuation. See "Continuation After Death- Spouse" below.


If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout from the Contract and annual payments equal to the MAW.


If withdrawals in any contract year exceed the MAW, the MAW will be reduced on a pro-rata basis. This means that the MAW will be reduced by the same proportion that the withdrawal in excess of the MAW is of the contract value determined: 1) before the withdrawal for the amount in excess of the MAW; and 2) after the withdrawal for the amount withdrawn up to the MAW without regard to the excess withdrawal. Please see Appendix H, ING LifePay Partial Withdrawal Examples.


Whenever a withdrawal is made, the total withdrawals taken in a contract year are compared with the current MAW. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current MAW, that withdrawal is considered excess. For purposes of determining whether the MAW has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the MAW reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.

      REQUIRED MINIMUM DISTRIBUTIONS. Withdrawals taken from this Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended ("RMD"), that exceed the MAW for a specific contract year, will not be deemed excess withdrawals in that contract year, subject to the following rules:


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      1. If your RMD for a calendar year (determined on a date on or before January 31 of that year, applicable to this Contract, is greater than the MAW on that date, an Additional Withdrawal Amount will be set equal to that portion of the RMD that exceeds the MAW.

      2. You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
      3. Any withdrawals taken in a Contract Year will count first against the MAW for that contract year.
      4. Once the MAW for the then current contract year has been taken, additional amounts withdrawn in excess of the MAW, other than RMD's will count against and reduce any Additional Withdrawal Amount.
      5.    Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the MAW on a pro-rata basis, as described above.
      6. The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

      7. If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the RMD for that year over the MAW on the date the MAW is established.


      INVESTMENT ADVISORY FEES. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of this contract's values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.


      ING LIFEPAY RESET OPTION. Beginning one year after the Withdrawal Phase begins, you may choose to reset the MAW, if the MAW percentage times the contract value would be greater than your current MAW. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the "Reset Effective Date"), the MAW will increase to be equal to the MAW percentage times the contract value on the Reset Effective Date.


After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new MAW on the date the request is received would be less than your current MAW.


If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years.


      INVESTMENT OPTION RESTRICTIONS. While the ING LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. To the extent your contract value is not allocated to Accepted Funds, your allocations will be rebalanced to maintain at least 20% of such contract value in Fixed Allocation Funds. See "Fixed Allocation Fund Automatic Rebalancing (`FAFAR')" below.


      ACCEPTED FUNDS. The Accepted Funds are as follows: ING MarkePro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.


      FIXED ALLOCATION FUNDS. The Fixed Allocation Fund is the ING VP Intermediate Bond Fund. While the rider is in effect, any allocation of contract value to a Fixed Allocation Fund will be considered a Covered Fund allocation for purposes of calculating any applicable death benefit guaranteed under the Contract. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.


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      OTHER FUNDS. All portfolios available under the Contract that are not Accepted Funds or Fixed Allocation Funds are considered Other Funds.


      FIXED ALLOCATION FUND AUTOMATIC REBALANCING ("FAFAR"). If the contract value in Fixed Allocation Funds is less than 20% of the contract value not allocated to Accepted Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to Fixed Allocation Funds and Other Funds to restore the required allocation. Accepted Funds are excluded from FAFAR. Any rebalancing is done on a pro-rata basis among Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:


            1.    receipt of additional premiums;

            2. transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

            3.    withdrawals from a Fixed Allocation Fund or Other Fund.

FAFAR is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to not be in accordance with the investment option restrictions, FAFAR will occur immediately after that to restore the required allocations.

      LIFETIME AUTOMATIC PERIODIC BENEFIT ("LAPB") STATUS. If the contract value is reduced to zero (other than by a withdrawal in excess of the MAW), while the rider is in Lifetime Guaranteed Withdrawal Status, the status of the rider changes to LAPB Status and you are entitled to receive periodic payments in an annual amount equal to the MAW. If the contract value is reduced to zero by a withdrawal in excess of the MAW, the Contract and the rider will terminate due to the pro-rata reduction described above.

When the rider enters LAPB Status,

      1) the Contract will provide no further benefits other than as provided in the ING LifePay rider;

      2)    no further premium payments will be accepted;


      3) any other riders attached to the Contract will terminate, unless otherwise specified in the rider.


During LAPB Status, we will pay you periodic payments equal to the MAW. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in LAPB Status until it terminates without value upon the annuitant's death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters LAPB Status and will continue to be paid annually thereafter. If, at the time the rider enters LAPB Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual MAW. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

      DEATH OF OWNER OR ANNUITANT. The ING LifePay rider and charges terminate on the earlier of:

      1) if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death ("claim date") of the owner or first owner, in the case of joint owners, or the annuitant if there is a non-natural owner;


      2)    date the rider enters LAPB status.


Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.


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      CONTINUATION AFTER DEATH -- SPOUSE. If the surviving spouse of the deceased owner continues the contract (see, "Death Benefit Choices- Continuation After Death- Spouse"), this rider will also continue, provided the following conditions are met:

      1) The spouse is at least 50 years old on the date the Contract is continued; and

      2)    The spouse becomes the annuitant and sole owner.


If the rider is in the Growth Phase at the time of spousal continuation:


      1)    The rider will continue in the Growth Phase;

      2) On the date the rider is continued, the ING LifePay Base will be reset to equal the then current contract value;

      3) The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

      4) The MAW percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse's age on that date.


If the rider is in the Withdrawal Phase at the time of spousal continuation:


      1)    The rider will continue in the Withdrawal Phase;


      2) On the contract anniversary following the date the rider is continued,

            a. If the surviving spouse had not been the annuitant before the owner's death,

                  i. The MAW is recalculated as the MAW percentage based on the surviving spouse's age on that contract anniversary multiplied by the current contract value on that contract anniversary.

                  ii. The MAW is considered to be zero from the claim date to that contract anniversary . Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the contract value to fall to zero will terminate the Contract and rider.

            b. If the surviving spouse had been the annuitant before the owner's death,

                  i. The MAW is recalculated as the greater of the MAW on the claim date (adjusted for excess withdrawals thereafter) and the MAW resulting from multiplying the original MAW percentage by the current contract value on that contract anniversary.

                  ii. The MAW does not go to zero on the claim date. Withdrawals may continue under the rider provisions.

      3) The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date;

      CHANGE OF OWNER OR ANNUITANT. Other than as provided above under "Continuation After Death- Spouse", you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:



                                       34

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      1)    spousal continuation as described above;

      2)    change of owner from one custodian to another custodian;

      3) change of owner from a custodian for the benefit of an individual to the same individual;

      4) change of owner from an individual to a custodian for the benefit of the same individual;

      5)    collateral assignments;

      6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

      7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

      8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

      TERMINATION OF THE RIDER. The ING LifePay rider may not be cancelled unless the Contract is surrendered or annuitized, other than as described above under "Lifetime Guaranteed Withdrawal Status" and "Death of Owner or Annuitant".

For a discussion of the charges we deduct under the ING LifePay rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the ING LifePay rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.


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If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.


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Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      --------------------------------------------------------------------
                                             MAXIMUM PERCENTAGE
          FREQUENCY                  OF PREMIUMS NOT PREVIOUSLY WITHDRAWN
      --------------------------------------------------------------------
          Monthly                                 0.84%
          Quarterly                               2.50%
          Annually                               10.00%
      --------------------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.


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Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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--------------------------------------------------------------------------------
 TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.


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We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.    exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.


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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).


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      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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 DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.


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If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 75 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.


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Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.


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The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.


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The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

      EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:


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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.


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If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract. If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF ING LIFEPAY RIDER ON DEATH BENEFIT

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider-Death or Change of Owner/Annuitant" for a description of the impact of the owner's death on the ING LifePay rider.

If you die during Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider".

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 THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.


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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.


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FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.


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PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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 OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.


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FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.


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DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

       1.     UBS Financial Services Inc
       2.     Morgan Stanley Dean Witter
       3.     Linsco Private Ledger
       4.     Merrill Lynch
       5.     Citigroup Global Markets
       6.     Wachovia Securities
       7.     ING Financial Partners
       8.     Planning Corporation of America
       9.     National Planning Corporation
       10.    PrimeVest
       11.    A.G. Edwards
       12.    ING Financial Advisers, LLC
       13.    Multi-Financial Securities Corp
       14.    Financial Network Investment Corp
       15.    McDonald & Company
       16.    RBC Dain Rauscher
       17.    Mutual Service Corporation
       18.    First Financial Planners, Inc
       19.    Securities America
       20.    Investors Capital
       21.    Wells Fargo Investments, LLC
       22.    Waterstone Financial
       23.    Commonwealth Financial Network
       24.    Quick & Reilly, Inc.
       25.    NFP Securities Inc

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.


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We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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 OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, along with the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


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 FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


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TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

      DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

      INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

      REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

      NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

      DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   TAXATION OF DISTRIBUTIONS

      GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.


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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

      10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

      TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.


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      TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

      DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

      ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

      IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

      MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

      WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distribute fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


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TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; and

      o     Distribution amounts.


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Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


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      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.


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Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - ING LifePay Minimum Guaranteed Withdrawal Benefit ("ING LifePay") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

TAX SHELTERED ANNUITIES - DISTRIBUTIONS

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.


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OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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--------------------------------------------------------------------------------
 STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      TABLE OF CONTENTS
      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Registered Public Accounting Firm
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

________________________________________________________________________________

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.


Please Print or Type:


                           __________________________________________________
                           NAME


                           __________________________________________________
                           SOCIAL SECURITY NUMBER


                           __________________________________________________
                           STREET ADDRESS


                           __________________________________________________
                           CITY, STATE, ZIP


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Legends -136958                                                       11/01/2005



                                     SAI-1

Legends - 136958

--------------------------------------------------------------------------------
 APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                                                         2004
                                                                         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during May 2004)                                  $9.89
AUV at beginning of period                                             $10.49
AUV at end of period                                                  490,391
Number of accumulation units outstanding at end of period
AIM VI FINANCIAL SERVICES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.98
AUV at end of period                                                   $10.66
Number of accumulation units outstanding at end of period             348,574
AIM VI HEALTH SCIENCES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.58
AUV at end of period                                                   $10.14
Number of accumulation units outstanding at end of period             573,077
AIM VI LEISURE FUND
(Fund first available during May 2004)
AUV at beginning of period                                             $10.66
AUV at end of period                                                   $11.89
Number of accumulation units outstanding at end of period             542,920
AIM VI UTILITIES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $7.33
AUV at end of period                                                    $8.91
Number of accumulation units outstanding at end of period             650,887
COLONIAL SMALL CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $13.83
AUV at end of period                                                   $16.67
Number of accumulation units outstanding at end of period           1,745,035
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                              $9.98
AUV at end of period                                                   $10.92
Number of accumulation units outstanding at end of period           1,820,927
FIDELITY VIP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $8.28
AUV at end of period                                                    $8.39
Number of accumulation units outstanding at end of period           2,221,606
ING AIM MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $13.63
AUV at end of period                                                   $14.40
Number of accumulation units outstanding at end of period              45,120
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $17.15
AUV at end of period                                                   $20.13
Number of accumulation units outstanding at end of period              44,723


                                       A1


Legends - 136958

                                                                         2004
                                                                         ----

ING AMERICAN FUNDS GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.76
AUV at end of period                                                   $11.85
Number of accumulation units outstanding at end of period           7,574,705
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $10.98
AUV at end of period                                                   $11.86
Number of accumulation units outstanding at end of period           5,275,914
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.61
AUV at end of period                                                   $13.54
Number of accumulation units outstanding at end of period           2,513,020
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $13.76
AUV at end of period                                                   $14.76
Number of accumulation units outstanding at end of period              41,137
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2004)
AUV at beginning of period                                             $13.72
AUV at end of period                                                   $14.93
Number of accumulation units outstanding at end of period              21,795
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                             $13.40
AUV at end of period                                                   $14.14
Number of accumulation units outstanding at end of period              60,826
ING DEVELOPING WORLD
(Fund first available during May 2004)
AUV at beginning of period                                             $13.96
AUV at end of period                                                   $16.15
Number of accumulation units outstanding at end of period              40,817
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2004)
AUV at beginning of period                                             $11.83
AUV at end of period                                                   $13.35
Number of accumulation units outstanding at end of period               3,261
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                              $9.95
AUV at end of period                                                    $9.88
Number of accumulation units outstanding at end of period              27,444
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $10.46
Number of accumulation units outstanding at end of period               3,039
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 200)
AUV at beginning of period                                             $12.42
AUV at end of period                                                   $15.12
Number of accumulation units outstanding at end of period              70,293
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2004)
AUV at beginning of period                                             $14.41
AUV at end of period                                                   $15.78
Number of accumulation units outstanding at end of period              22,952
ING HARD ASSETS
(Fund first available during May 2004)
AUV at beginning of period                                             $14.70
AUV at end of period                                                   $15.35
Number of accumulation units outstanding at end of period              59,042


                                       A2


Legends - 136958

                                                                         2004
                                                                         ----

ING INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $12.43
AUV at end of period                                                   $14.24
Number of accumulation units outstanding at end of period              54,647
ING JANUS SPECIAL EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                             $14.22
AUV at end of period                                                   $16.36
Number of accumulation units outstanding at end of period              28,831
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                             $12.55
AUV at end of period                                                   $13.88
Number of accumulation units outstanding at end of period              15,648
ING JPMORGAN INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.86
AUV at end of period                                                   $13.85
Number of accumulation units outstanding at end of period             566,780
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                             $12.48
AUV at end of period                                                   $15.44
Number of accumulation units outstanding at end of period             182,314
ING JULIUS BAER FOREIGN
(Fund first available during May 2004)
AUV at beginning of period                                             $12.55
AUV at end of period                                                   $14.54
Number of accumulation units outstanding at end of period             124,513
ING LEGG MASON VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $11.69
AUV at end of period                                                   $13.07
Number of accumulation units outstanding at end of period             129,180
ING LIQUID ASSETS
(Fund first available during September 2002)
AUV at beginning of period                                              $9.88
AUV at end of period                                                    $9.79
Number of accumulation units outstanding at end of period             125,735
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $12.74
AUV at end of period                                                   $14.08
Number of accumulation units outstanding at end of period              98,569
ING MERCURY FOCUS VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $13.10
AUV at end of period                                                   $14.36
Number of accumulation units outstanding at end of period              37,780
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $11.77
AUV at end of period                                                   $12.84
Number of accumulation units outstanding at end of period              26,411
ING MFS MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $13.34
AUV at end of period                                                   $15.07
Number of accumulation units outstanding at end of period              81,087
ING MFS TOTAL RETURN
(Fund first available during May 2004)
AUV at beginning of period                                             $11.49
AUV at end of period                                                   $12.55
Number of accumulation units outstanding at end of period             302,039


                                       A3


Legends - 136958

                                                                         2004
                                                                         ----

ING OPPENHEIMER MAIN STREET
(Fund first available during May 2004)
AUV at beginning of period                                             $11.88
AUV at end of period                                                   $13.16
Number of accumulation units outstanding at end of period               7,016
ING PIMCO CORE BOND
(Fund first available during May 2004)
AUV at beginning of period                                             $10.53
AUV at end of period                                                   $10.86
Number of accumulation units outstanding at end of period             276,747
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                             $13.00
AUV at end of period                                                   $13.76
Number of accumulation units outstanding at end of period             130,300
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2004)
AUV at beginning of period                                             $12.57
AUV at end of period                                                   $13.57
Number of accumulation units outstanding at end of period              33,816
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2004)
AUV at beginning of period                                             $12.29
AUV at end of period                                                   $14.08
Number of accumulation units outstanding at end of period             331,091
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $12.08
AUV at end of period                                                   $13.62
Number of accumulation units outstanding at end of period             178,104
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                             $11.35
AUV at end of period                                                   $12.37
Number of accumulation units outstanding at end of period              16,904
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2004)
AUV at beginning of period                                             $10.57
AUV at end of period                                                   $12.13
Number of accumulation units outstanding at end of period             668,782
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $11.71
AUV at end of period                                                   $12.33
Number of accumulation units outstanding at end of period              87,239
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2004)                                 $11.78
AUV at beginning of period                                             $13.04
AUV at end of period                                                  380,491
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $12.29
AUV at end of period                                                   $13.77
Number of accumulation units outstanding at end of period             291,624
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                             $12.99
AUV at end of period                                                   $17.58
Number of accumulation units outstanding at end of period              93,479
ING VP FINANCIAL SERVICES
(Fund first available during May 2004))
AUV at beginning of period                                             $10.03
AUV at end of period                                                   $11.08
Number of accumulation units outstanding at end of period             120,279


                                       A4


Legends - 136958

                                                                         2004
                                                                         ----

ING VP INDEX PLUS LARGECAP
(Fund first available during May 2004)
AUV at beginning of period                                              $8.92
AUV at end of period                                                    $9.67
Number of accumulation units outstanding at end of period           1,211,622
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.49
AUV at end of period                                                   $10.92
Number of accumulation units outstanding at end of period             505,878
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.39
AUV at end of period                                                   $11.33
Number of accumulation units outstanding at end of period             456,418
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                             $11.08
AUV at end of period                                                   $11.40
Number of accumulation units outstanding at end of period           1,881,640
ING VP MAGNACAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.09
AUV at end of period                                                    $9.74
Number of accumulation units outstanding at end of period             247,085
ING VP MIDCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $7.09
AUV at end of period                                                    $7.45
Number of accumulation units outstanding at end of period             316,589
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $6.26
AUV at end of period                                                    $6.77
Number of accumulation units outstanding at end of period           1,295,970
ING VP WORLDWIDE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $6.57
AUV at end of period                                                    $7.07
Number of accumulation units outstanding at end of period             521,142
PIONEER FUND VCT
(Fund first available during May 2004)
AUV at beginning of period                                              $9.04
AUV at end of period                                                    $9.86
Number of accumulation units outstanding at end of period             867,657
PIONEER MID-CAP VALUE VCT
(Fund first available during May 2004)
AUV at beginning of period                                             $12.59
AUV at end of period                                                   $15.07
Number of accumulation units outstanding at end of period           3,544,567
PROFUND VP BULL
(Fund first available during May 2004)
AUV at beginning of period                                              $8.20
AUV at end of period                                                    $8.78
Number of accumulation units outstanding at end of period             391,752
PROFUND VP EUROPE 30
(Fund first available during May 2004)
AUV at beginning of period                                              $8.22
AUV at end of period                                                    $9.24
Number of accumulation units outstanding at end of period             236,069
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2004)
AUV at beginning of period                                              $9.36
AUV at end of period                                                    $8.20
Number of accumulation units outstanding at end of period             737,507


                                       A5


Legends - 136958

                                                                         2004
                                                                         ----

PROFUND VP SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                             $10.08
AUV at end of period                                                   $11.58
Number of accumulation units outstanding at end of period             702,471
PRUDENTIAL JENNISON PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                              $5.41
AUV at end of period                                                    $5.81
Number of accumulation units outstanding at end of period             823,183
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $5.60
AUV at end of period                                                    $6.40
Number of accumulation units outstanding at end of period           1,316,700


                                                                         2004
                                                                         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during May 2004)                                   $9.83
AUV at beginning of period                                              $10.40
AUV at end of period                                                 1,250,785
Number of accumulation units outstanding at end of period
AIM VI FINANCIAL SERVICES FUND
(Fund first available during May 2004)
AUV at beginning of period                                               $9.92
AUV at end of period                                                    $10.57
Number of accumulation units outstanding at end of period              828,642
AIM VI HEALTH SCIENCES FUND
(Fund first available during May 2004)
AUV at beginning of period                                               $9.52
AUV at end of period                                                    $10.05
Number of accumulation units outstanding at end of period            1,521,283
AIM VI LEISURE FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $10.62
AUV at end of period                                                    $11.81
Number of accumulation units outstanding at end of period              668,459
AIM VIUTILITIES FUND
(Fund first available during May 2004)
AUV at beginning of period                                               $7.29
AUV at end of period                                                     $8.83
Number of accumulation units outstanding at end of period            1,554,208
COLONIAL SMALL CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                              $13.80
AUV at end of period                                                    $16.60
Number of accumulation units outstanding at end of period            2,732,107
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                               $9.92
AUV at end of period                                                    $10.82
Number of accumulation units outstanding at end of period            3,034,707
FIDELITY VIP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $8.22
AUV at end of period                                                     $8.32
Number of accumulation units outstanding at end of period            4,872,159


                                       A6


Legends - 136958

                                                                         2004
                                                                         ----

ING AIM MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $9.45
AUV at end of period                                                    $10.33
Number of accumulation units outstanding at end of period                2,521
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $8.95
AUV at end of period                                                    $10.80
Number of accumulation units outstanding at end of period               43,094
ING AMERICAN FUNDS GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $10.75
AUV at end of period                                                    $11.81
Number of accumulation units outstanding at end of period           12,085,363
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                              $10.97
AUV at end of period                                                    $11.82
Number of accumulation units outstanding at end of period            9,395,072
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                              $11.60
AUV at end of period                                                    $13.50
Number of accumulation units outstanding at end of period            3,432,847
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                               $9.71
AUV at end of period                                                    $10.49
Number of accumulation units outstanding at end of period                1,061
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2004)
AUV at beginning of period                                               $9.92
AUV at end of period                                                    $10.72
Number of accumulation units outstanding at end of period                6,885
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                               $8.86
AUV at end of period                                                    $10.23
Number of accumulation units outstanding at end of period                4,446
ING DEVELOPING WORLD
(Fund first available during May 2004)
AUV at beginning of period                                               $8.74
AUV at end of period                                                    $11.12
Number of accumulation units outstanding at end of period               24,589
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                               $9.65
AUV at end of period                                                     $9.86
Number of accumulation units outstanding at end of period                8,274
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 200)
AUV at beginning of period                                               $9.19
AUV at end of period                                                    $11.84
Number of accumulation units outstanding at end of period               12,827
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2004)
AUV at beginning of period                                               $9.95
AUV at end of period                                                    $11.18
Number of accumulation units outstanding at end of period                2,538
ING HARD ASSETS
(Fund first available during May 2004)
AUV at beginning of period                                               $9.14
AUV at end of period                                                    $10.56
Number of accumulation units outstanding at end of period                9,382


                                       A7


Legends - 136958

                                                                         2004
                                                                         ----

ING INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                              $10.10
AUV at end of period                                                    $11.39
Number of accumulation units outstanding at end of period               11,250
ING JANUS SPECIAL EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                               $9.71
AUV at end of period                                                    $11.33
Number of accumulation units outstanding at end of period                1,106
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                               $9.95
AUV at end of period                                                    $10.89
Number of accumulation units outstanding at end of period                1,954
ING JPMORGAN INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                              $11.85
AUV at end of period                                                    $13.80
Number of accumulation units outstanding at end of period              725,812
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                              $10.05
AUV at end of period                                                    $11.95
Number of accumulation units outstanding at end of period               63,710
ING JULIUS BAER FOREIGN
(Fund first available during May 2004)
AUV at beginning of period                                              $10.02
AUV at end of period                                                    $11.48
Number of accumulation units outstanding at end of period               26,484
ING LEGG MASON VALUE
(Fund first available during May 2004)
AUV at beginning of period                                               $9.68
AUV at end of period                                                    $11.17
Number of accumulation units outstanding at end of period               15,238
ING LIQUID ASSETS
(Fund first available during September 2002)
AUV at beginning of period                                               $9.97
AUV at end of period                                                     $9.91
Number of accumulation units outstanding at end of period               18,806
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $9.42
AUV at end of period                                                    $11.00
Number of accumulation units outstanding at end of period               15,759
ING MERCURY FOCUS VALUE
(Fund first available during May 2004)
AUV at beginning of period                                              $10.28
AUV at end of period                                                    $10.65
Number of accumulation units outstanding at end of period                  812
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $10.02
AUV at end of period                                                    $10.97
Number of accumulation units outstanding at end of period                2,793
ING MFS MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $9.72
AUV at end of period                                                    $10.82
Number of accumulation units outstanding at end of period               36,305
ING MFS TOTAL RETURN
(Fund first available during May 2004)
AUV at beginning of period                                               $9.66
AUV at end of period                                                    $10.71
Number of accumulation units outstanding at end of period               31,002


                                       A8


Legends - 136958

                                                                         2004
                                                                         ----

ING OPPENHEIMER MAIN STREET
(Fund first available during May 2004)
AUV at beginning of period                                               $9.81
AUV at end of period                                                    $10.74
Number of accumulation units outstanding at end of period                3,946
ING PIMCO CORE BOND
(Fund first available during May 2004)
AUV at beginning of period                                               $9.64
AUV at end of period                                                    $10.05
Number of accumulation units outstanding at end of period               39,407
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                               $9.84
AUV at end of period                                                    $10.32
Number of accumulation units outstanding at end of period               19,300
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2004)
AUV at beginning of period                                               $9.45
AUV at end of period                                                    $10.48
Number of accumulation units outstanding at end of period                3,057
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2004)
AUV at beginning of period                                              $10.04
AUV at end of period                                                    $11.26
Number of accumulation units outstanding at end of period               82,031
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                               $9.86
AUV at end of period                                                    $11.14
Number of accumulation units outstanding at end of period               19,512
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                               $8.31
AUV at end of period                                                     $9.05
Number of accumulation units outstanding at end of period            2,049,551
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2004)
AUV at beginning of period                                               $9.73
AUV at end of period                                                    $11.22
Number of accumulation units outstanding at end of period              177,317
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $9.86
AUV at end of period                                                    $10.57
Number of accumulation units outstanding at end of period                8,019
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2004)                                  $10.31
AUV at beginning of period                                              $10.90
AUV at end of period                                                    37,282
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2004)
AUV at beginning of period                                               $9.91
AUV at end of period                                                    $11.03
Number of accumulation units outstanding at end of period               24,891
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                               $9.17
AUV at end of period                                                    $12.62
Number of accumulation units outstanding at end of period               17,421
ING VP FINANCIAL SERVICES
(Fund first available during May 2004))
AUV at beginning of period                                              $10.03
AUV at end of period                                                    $11.06
Number of accumulation units outstanding at end of period              212,751


                                       A9


Legends - 136958

                                                                         2004
                                                                         ----

ING VP INDEX PLUS LARGECAP
(Fund first available during May 2004)
AUV at beginning of period                                               $8.87
AUV at end of period                                                     $9.59
Number of accumulation units outstanding at end of period            1,954,792
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                               $9.66
AUV at end of period                                                    $11.23
Number of accumulation units outstanding at end of period              770,708
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                               $9.52
AUV at end of period                                                    $11.68
Number of accumulation units outstanding at end of period              711,336
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                              $11.04
AUV at end of period                                                    $11.32
Number of accumulation units outstanding at end of period            2,895,223
ING VP MAGNACAP
(Fund first available during May 2004)
AUV at beginning of period                                               $9.03
AUV at end of period                                                     $9.65
Number of accumulation units outstanding at end of period              375,601
ING VP MIDCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                               $7.04
AUV at end of period                                                     $7.38
Number of accumulation units outstanding at end of period              814,033
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                               $6.22
AUV at end of period                                                     $6.71
Number of accumulation units outstanding at end of period            2,585,684
ING VP WORLDWIDE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $6.51
AUV at end of period                                                     $6.99
Number of accumulation units outstanding at end of period            1,550,262
PIONEER FUND VCT
(Fund first available during May 2004)
AUV at beginning of period                                               $8.98
AUV at end of period                                                     $9.77
Number of accumulation units outstanding at end of period            1,448,434
PIONEER MID-CAP VALUE VCT
(Fund first available during May 2004)
AUV at beginning of period                                              $12.52
AUV at end of period                                                    $14.95
Number of accumulation units outstanding at end of period            5,608,449
PROFUND VP BULL
(Fund first available during May 2004)
AUV at beginning of period                                               $8.15
AUV at end of period                                                     $8.70
Number of accumulation units outstanding at end of period            1,940,698
PROFUND VP EUROPE 30
(Fund first available during May 2004)
AUV at beginning of period                                               $8.17
AUV at end of period                                                     $9.16
Number of accumulation units outstanding at end of period              557,626
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2004)
AUV at beginning of period                                               $9.35
AUV at end of period                                                     $8.17
Number of accumulation units outstanding at end of period            1,007,799


                                      A10


Legends - 136958

                                                                         2004
                                                                         ----

PROFUND VP SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                              $10.01
AUV at end of period                                                    $11.47
Number of accumulation units outstanding at end of period            1,815,670
PRUDENTIAL JENNISON PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                               $5.36
AUV at end of period                                                     $5.74
Number of accumulation units outstanding at end of period            2,308,768
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                               $5.55
AUV at end of period                                                     $6.33
Number of accumulation units outstanding at end of period            2,653,603


                                                                         2004
                                                                         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during May 2004)
AUV at beginning of period                                              $9.82
AUV at end of period                                                   $10.39
Number of accumulation units outstanding at end of period              19,830
AIM VI FINANCIAL SERVICES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.90
AUV at end of period                                                   $10.55
Number of accumulation units outstanding at end of period              11,508
AIM VI HEALTH SCIENCES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.51
AUV at end of period                                                   $10.03
Number of accumulation units outstanding at end of period              16,308
AIM VI LEISURE FUND
(Fund first available during May 2004)
AUV at beginning of period                                             $10.61
AUV at end of period                                                   $11.79
Number of accumulation units outstanding at end of period               5,645
AIM VI UTILITIES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $7.28
AUV at end of period                                                    $8.82
Number of accumulation units outstanding at end of period              30,615
COLONIAL SMALL CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $13.80
AUV at end of period                                                   $16.58
Number of accumulation units outstanding at end of period              23,095
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                              $9.91
AUV at end of period                                                   $10.80
Number of accumulation units outstanding at end of period             125,507
FIDELITY VIP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $8.21
AUV at end of period                                                    $8.31
Number of accumulation units outstanding at end of period              97,366


                                      A11


Legends - 136958

                                                                         2004
                                                                         ----

ING AMERICAN FUNDS GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.75
AUV at end of period                                                   $11.80
Number of accumulation units outstanding at end of period             362,211
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $10.97
AUV at end of period                                                   $11.81
Number of accumulation units outstanding at end of period             348,070
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.60
AUV at end of period                                                   $13.49
Number of accumulation units outstanding at end of period             161,298
ING JPMORGAN INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.85
AUV at end of period                                                   $13.79
Number of accumulation units outstanding at end of period              24,195
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.79
AUV at end of period                                                   $11.58
Number of accumulation units outstanding at end of period              59,803
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2004)
AUV at beginning of period                                             $10.51
AUV at end of period                                                   $12.03
Number of accumulation units outstanding at end of period              95,582
ING VP FINANCIAL SERVICES
(Fund first available during May 2004))
AUV at beginning of period                                             $10.08
AUV at end of period                                                   $11.06
Number of accumulation units outstanding at end of period               9,493
ING VP INDEX PLUS LARGECAP
(Fund first available during May 2004)
AUV at beginning of period                                              $8.86
AUV at end of period                                                    $9.57
Number of accumulation units outstanding at end of period             156,482
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                             $10.99
AUV at end of period                                                   $12.54
Number of accumulation units outstanding at end of period             128,177
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                             $11.38
AUV at end of period                                                   $13.59
Number of accumulation units outstanding at end of period             105,870
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                             $11.15
AUV at end of period                                                   $11.31
Number of accumulation units outstanding at end of period               9,453
ING VP MAGNACAP
(Fund first available during May 2004)                                  $9.02
AUV at beginning of period                                              $9.63
AUV at end of period                                                   37,654
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $7.03
AUV at end of period                                                    $7.36
Number of accumulation units outstanding at end of period              12,026


                                      A12


Legends - 136958

                                                                         2004
                                                                         ----

ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $6.21
AUV at end of period                                                    $6.70
Number of accumulation units outstanding at end of period              15,222
ING VP WORLDWIDE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $6.50
AUV at end of period                                                    $6.97
Number of accumulation units outstanding at end of period               8,288
PIONEER FUND VCT
(Fund first available during May 2004)
AUV at beginning of period                                              $8.97
AUV at end of period                                                    $9.76
Number of accumulation units outstanding at end of period              24,566
PIONEER MID-CAP VALUE VCT
(Fund first available during May 2004)
AUV at beginning of period                                             $12.50
AUV at end of period                                                   $14.93
Number of accumulation units outstanding at end of period              44,996
PROFUND VP BULL
(Fund first available during May 2004)
AUV at beginning of period                                              $8.13
AUV at end of period                                                    $8.68
Number of accumulation units outstanding at end of period               3,195
PROFUND VP EUROPE 30
(Fund first available during May 2004)
AUV at beginning of period                                              $8.15
AUV at end of period                                                    $9.14
Number of accumulation units outstanding at end of period              25,549
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2004)
AUV at beginning of period                                              $9.35
AUV at end of period                                                    $8.17
Number of accumulation units outstanding at end of period              28,211
PROFUND VP SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                             $10.00
AUV at end of period                                                   $11.45
Number of accumulation units outstanding at end of period              45,553
PRUDENTIAL JENNISON PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                              $5.35
AUV at end of period                                                    $5.73
Number of accumulation units outstanding at end of period              14,269
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $5.54
AUV at end of period                                                    $6.31
Number of accumulation units outstanding at end of period              18,926


                                                                         2004
                                                                         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during May 2004)                                  $9.79
AUV at beginning of period                                             $10.34
AUV at end of period                                                  306,802
Number of accumulation units outstanding at end of period

                                      A13


Legends - 136958

                                                                         2004
                                                                         ----

AIM VI FINANCIAL SERVICES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.87
AUV at end of period                                                   $10.50
Number of accumulation units outstanding at end of period             166,716
AIM VI HEALTH SCIENCES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.47
AUV at end of period                                                    $9.98
Number of accumulation units outstanding at end of period             366,144
AIM VI LEISURE FUND
(Fund first available during May 2004)
AUV at beginning of period                                             $10.58
AUV at end of period                                                   $11.74
Number of accumulation units outstanding at end of period             277,954
AIM VI UTILITIES FUND
(Fund first available during May 2004)
AUV at beginning of period                                              $7.25
AUV at end of period                                                    $8.77
Number of accumulation units outstanding at end of period             457,831
COLONIAL SMALL CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                             $13.79
AUV at end of period                                                   $16.54
Number of accumulation units outstanding at end of period           1,261,075
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                              $9.87
AUV at end of period                                                   $10.75
Number of accumulation units outstanding at end of period           1,289,231
FIDELITY VIP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $8.18
AUV at end of period                                                    $8.26
Number of accumulation units outstanding at end of period           1,683,849
ING AIM MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $9.74
AUV at end of period                                                   $10.31
Number of accumulation units outstanding at end of period              41,304
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $9.38
AUV at end of period                                                   $10.78
Number of accumulation units outstanding at end of period              47,199
ING AMERICAN FUNDS GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.75
AUV at end of period                                                   $11.77
Number of accumulation units outstanding at end of period           6,721,770
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $10.96
AUV at end of period                                                   $11.78
Number of accumulation units outstanding at end of period           5,253,841
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.59
AUV at end of period                                                   $13.46
Number of accumulation units outstanding at end of period           2,085,943
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2004)
AUV at beginning of period                                              $9.83
AUV at end of period                                                   $10.48
Number of accumulation units outstanding at end of period              37,767


                                      A14


Legends - 136958

                                                                         2004
                                                                         ----

ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2004)
AUV at beginning of period                                              $9.58
AUV at end of period                                                   $10.71
Number of accumulation units outstanding at end of period              19,545
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.19
AUV at end of period                                                   $10.22
Number of accumulation units outstanding at end of period              68,769
ING DEVELOPING WORLD
(Fund first available during May 2004)
AUV at beginning of period                                              $9.54
AUV at end of period                                                   $11.10
Number of accumulation units outstanding at end of period              39,083
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)                                  $9.95
AUV at beginning of period                                              $9.85
AUV at end of period                                                   76,627
Number of accumulation units outstanding at end of period
ING EVERGREEN OMEGA
(Fund first available during May 2004)                                  $9.77
AUV at beginning of period                                             $10.43
AUV at end of period                                                    9,147
Number of accumulation units outstanding at end of period
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 200)
AUV at beginning of period                                              $9.74
AUV at end of period                                                   $11.82
Number of accumulation units outstanding at end of period              82,046
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2004)
AUV at beginning of period                                              $9.83
AUV at end of period                                                   $11.16
Number of accumulation units outstanding at end of period              22,610
ING HARD ASSETS
(Fund first available during May 2004)
AUV at beginning of period                                              $9.32
AUV at end of period                                                   $10.54
Number of accumulation units outstanding at end of period              65,206
ING INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                              $9.59
AUV at end of period                                                   $11.37
Number of accumulation units outstanding at end of period              39,469
ING JANUS SPECIAL EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                              $9.98
AUV at end of period                                                   $11.31
Number of accumulation units outstanding at end of period               6,621
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                             $10.03
AUV at end of period                                                   $10.87
Number of accumulation units outstanding at end of period              15,424
ING JPMORGAN INTERNATIONAL
(Fund first available during May 2004)
AUV at beginning of period                                             $11.85
AUV at end of period                                                   $13.76
Number of accumulation units outstanding at end of period             333,308
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                             $10.05
AUV at end of period                                                   $11.93
Number of accumulation units outstanding at end of period             236,815


                                      A15


Legends - 136958

                                                                         2004
                                                                         ----

ING JULIUS BAER FOREIGN
(Fund first available during May 2004)
AUV at beginning of period                                             $10.02
AUV at end of period                                                   $11.47
Number of accumulation units outstanding at end of period             154,023
ING LEGG MASON VALUE
(Fund first available during May 2004)
AUV at beginning of period                                              $9.95
AUV at end of period                                                   $11.15
Number of accumulation units outstanding at end of period             123,329
ING LIQUID ASSETS
(Fund first available during September 2002)
AUV at beginning of period                                              $9.98
AUV at end of period                                                    $9.90
Number of accumulation units outstanding at end of period              66,142
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $9.83
AUV at end of period                                                   $10.98
Number of accumulation units outstanding at end of period              47,683
ING MERCURY FOCUS VALUE
(Fund first available during May 2004)
AUV at beginning of period                                              $9.66
AUV at end of period                                                   $10.63
Number of accumulation units outstanding at end of period               5,738
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $9.11
AUV at end of period                                                   $10.95
Number of accumulation units outstanding at end of period               9,126
ING MFS MID CAP GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.13
AUV at end of period                                                   $10.80
Number of accumulation units outstanding at end of period              85,997
ING MFS TOTAL RETURN
(Fund first available during May 2004)
AUV at beginning of period                                              $9.85
AUV at end of period                                                   $10.70
Number of accumulation units outstanding at end of period             217,818
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2004)
AUV at beginning of period                                              $9.93
AUV at end of period                                                   $10.73
Number of accumulation units outstanding at end of period               6,280
ING PIMCO CORE BOND
(Fund first available during May 2004)
AUV at beginning of period                                              $9.69
AUV at end of period                                                   $10.03
Number of accumulation units outstanding at end of period             208,861
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                             $10.79
AUV at end of period                                                   $11.56
Number of accumulation units outstanding at end of period             974,672
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.75
AUV at end of period                                                   $10.30
Number of accumulation units outstanding at end of period             135,761
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2004)
AUV at beginning of period                                              $9.79
AUV at end of period                                                   $10.46
Number of accumulation units outstanding at end of period               6,173


                                      A16


Legends - 136958

                                                                         2004
                                                                         ----

ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2004)
AUV at beginning of period                                             $10.03
AUV at end of period                                                   $11.24
Number of accumulation units outstanding at end of period             340,181
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                             $10.05
AUV at end of period                                                   $11.12
Number of accumulation units outstanding at end of period             143,423
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                              $9.72
AUV at end of period                                                   $10.73
Number of accumulation units outstanding at end of period              63,725
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2004)
AUV at beginning of period                                             $10.05
AUV at end of period                                                   $11.20
Number of accumulation units outstanding at end of period             569,053
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $9.97
AUV at end of period                                                   $10.55
Number of accumulation units outstanding at end of period              68,583
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2004)
AUV at beginning of period                                             $10.30
AUV at end of period                                                   $10.89
Number of accumulation units outstanding at end of period             316,736
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2004)
AUV at beginning of period                                              $9.91
AUV at end of period                                                   $11.01
Number of accumulation units outstanding at end of period             380,711
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                              $9.23
AUV at end of period                                                   $12.60
Number of accumulation units outstanding at end of period              84,882
ING VP FINANCIAL SERVICES
(Fund first available during May 2004))
AUV at beginning of period                                             $10.03
AUV at end of period                                                   $11.04
Number of accumulation units outstanding at end of period             172,681
ING VP INDEX PLUS LARGECAP
(Fund first available during May 2004)
AUV at beginning of period                                              $8.82
AUV at end of period                                                    $9.52
Number of accumulation units outstanding at end of period             689,799
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)                                  $9.66
AUV at beginning of period                                             $11.21
AUV at end of period                                                  340,018
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.61
AUV at end of period                                                   $11.66
Number of accumulation units outstanding at end of period             333,675
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                             $11.00
AUV at end of period                                                   $11.26
Number of accumulation units outstanding at end of period           1,029,703


                                      A17


Legends - 136958

                                                                         2004
                                                                         ----

ING VP MAGNACAP
(Fund first available during May 2004)
AUV at beginning of period                                              $8.98
AUV at end of period                                                    $9.58
Number of accumulation units outstanding at end of period             100,899
ING VP MIDCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $7.00
AUV at end of period                                                    $7.32
Number of accumulation units outstanding at end of period             215,454
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2004)
AUV at beginning of period                                              $6.19
AUV at end of period                                                    $6.66
Number of accumulation units outstanding at end of period             823,490
ING VP WORLDWIDE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $6.46
AUV at end of period                                                    $6.92
Number of accumulation units outstanding at end of period             312,656
PIONEER FUND VCT
(Fund first available during May 2004)
AUV at beginning of period                                              $8.94
AUV at end of period                                                    $9.70
Number of accumulation units outstanding at end of period             501,864
PIONEER MID-CAP VALUE VCT
(Fund first available during May 2004)
AUV at beginning of period                                             $12.46
AUV at end of period                                                   $14,86
Number of accumulation units outstanding at end of period           2,314,602
PROFUND VP BULL
(Fund first available during May 2004)
AUV at beginning of period                                              $8.10
AUV at end of period                                                    $8.63
Number of accumulation units outstanding at end of period             278,604
PROFUND VP EUROPE 30
(Fund first available during May 2004)
AUV at beginning of period                                              $8.12
AUV at end of period                                                    $9.09
Number of accumulation units outstanding at end of period             160,013
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2004)
AUV at beginning of period                                              $9.34
AUV at end of period                                                    $8.15
Number of accumulation units outstanding at end of period             307,589
PROFUND VP SMALL CAP
(Fund first available during May 2004)
AUV at beginning of period                                              $9.96
AUV at end of period                                                   $11.38
Number of accumulation units outstanding at end of period             453,800
PRUDENTIAL JENNISON PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                              $5.32
AUV at end of period                                                    $5.69
Number of accumulation units outstanding at end of period             509,298
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                              $5.52
AUV at end of period                                                    $6.27
Number of accumulation units outstanding at end of period           1,021,161


                                      A18


Legends - 136958

--------------------------------------------------------------------------------
 APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "MarketPro" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


--------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                        CURRENT FUND NAME
--------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                   ING AllianceBernstein Mid Cap Growth Portfolio
ING Capital Guardian Large Cap Value Portfolio          ING Capital Guardian U.S. Equities Portfolio
--------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio           ING Templeton Global Growth Portfolio
ING Capital Guardian Small Cap Portfolio                ING Capital Guardian Small/Mid Cap Portfolio
--------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                          ING JPMorgan Emerging Markets Equity Portfolio
--------------------------------------------------------------------------------------------------------
ING Goldman Sachs Internet Tollkeeper Portfolio         ING Goldman Sachs Tollkeeper Portfolio
--------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio                               ING Global Resources Portfolio
--------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                      ING Janus Contrarian Portfolio
--------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio             ING Wells Fargo Mid Cap Disciplined Portfolio
--------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio                       ING Mercury Large Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                              ING Oppenheimer Main Street Portfolio
ING Salomon Brothers Investors Portfolio                ING Lord Abbett Affiliated Portfolio
--------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio                         ING UBS U.S. Allocation Portfolio
--------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                                   ING VP Intermediate Bond Portfolio
--------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                       ING VP Global Equity Dividend Portfolio
--------------------------------------------------------------------------------------------------------
INVESCO VIF - Leisure Fund                              AIM V.I. Leisure Fund
--------------------------------------------------------------------------------------------------------



                                       B1

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO (Service 2)        Seeks long-term total return. Invests in common stocks of
    (formerly ING Alliance Mid Cap Growth Portfolio)              middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.

* NAME CHANGE EFFECTIVE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in
                                                                  common stocks or other securities which demonstrate the
                                                                  potential for appreciation and/or dividends. The
                                                                  Growth-Income Fund is designed for investors seeking both
                                                                  capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------


                                       B2

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      Seeks long-term capital appreciation. Invests at least 80%
    (Service 2)                                                   of its assets in equity securities of small/mid
    (formerly ING Capital Guardian Small Cap Portfolio)           capitalization ("small/mid-cap") companies.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      Seeks long-term growth of capital and income. Invests,
    (Service 2)                                                   under normal market conditions, at least 80% of its assets
    (formerly ING Capital Guardian Large Cap Value Portfolio)     in equity and equity-related securities of issuers located
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the United States.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
    (Service 2)                                                   objective. Normally invests at least 80% of its assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  equity securities of domestic and foreign issuers that meet
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           quantitative standards relating to financial soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Service 2)                         Seeks long-term capital growth.  Invests primarily in
    INVESTMENT ADVISER: Directed Services, Inc.                   common stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Evergreen Investment Management        of U.S. companies across all market capitalizations.  May
    Company, LLC                                                  invest up to 25% of its assets in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         Seeks long-term growth of capital. Normally invests
    (Service 2)                                                   primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO (Service 2)                 Seeks growth of capital over the long term. Normally
    INVESTMENT ADVISER:  Directed Services, Inc.                  invests primarily in common stocks. Invests the assets in
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     companies it believes have above-average growth potential.
                                                                  Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Service 2)                        A non-diversified Portfolio that seeks long-term capital
    (formerly ING Hard Assets Portfolio)                          appreciation. Normally invests at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the equities of producers of commodities.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
-------------------------------------------------------------------------------------------------------------------------------


                                       B3

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Service 2)           Seeks long-term growth of capital. Invests, under normal
    (formerly ING Goldman Sachs Internet Tollkeeper Portfolio)    circumstances, at least 80% of its net assets plus any
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes (measured at time of
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service
    *  Goldman Sachs Tollkeeper(SM) is a service mark of Goldman  companies that adopt or use technology to improve cost
       Sachs & Co.                                                structure, revenue opportunities, and/or competitive
                                                                  advantage.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Service 2)                        A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Service 2)        Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Service 2)                                                   market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Service 2)                                                   normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Service 2)                     Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Service 2)                        A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------


                                       B4

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service 2)                           Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING LORD ABBETT AFFILIATED PORTFOLIO (Service 2)*                 Seeks long-term growth of capital.  Secondarily seeks
    (formerly ING Salomon Brothers Investors Portfolio)           current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Lord Abbett & Co., LLC*                lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of
*NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/0505              foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING MARKETPRO PORTFOLIO (Service 2)*                              Seeks capital appreciation.  Income is a secondary
    INVESTMENT ADVISER:  ING Investments, LLC                     consideration.  Seeks to obtain its investment objective by investing in a combination of underlying funds according to
PORTFOLIO AVAILABLE 12/05/05                                      fixed percentages that reflect an allocation of
                                                                  approximately 70% in equity securities and 30% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service 2)                          Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO                 Seeks long-term growth of capital. Invests primarily (no
    (Service Class)                                               less than 65% of its total assets) in common stocks of
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign companies that are selected for their long-term
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGE CAP  VALUE PORTFOLIO (Service 2)                Seeks long-term growth of capital. Invests at least 80% of
    (FORMERLY ING MERCURY FOCUS VALUE PORTFOLIO)                  its assets in a diversified portfolio of equity securities
    INVESTMENT ADVISER:  Directed Services, Inc.                  of large capitalization companies that the Portfolio
    INVESTMENT SUBADVISER: Mercury Advisors                       Manager believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Service 2)                      Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Service 2)                        Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------



                                       B5

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Service 2)                 Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service 2)                         Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Service Class)                    Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Service Class)                        Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Service Class)               Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Service 2)                A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Service 2)                                                   consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------


                                       B6

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Service 2)                                                   growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (Service 2)*                Seeks capital appreciation. Current income is only an
    (formerly ING Capital Guardian Managed Global Portfolio)      incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Templeton Global Advisors Limited*     May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
* NAME CHANGE AND SUBADVISER CHANGE EFFECTIVE 12/05/05            Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Service 2)                     Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            among the following classes, or types, of investments:
    (Americas) Inc.                                               stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Service 2)                                                   circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Service 2)                                                   appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Service 2)                                                   market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------



                                       B7

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Service 2)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (Service 2)*     Seeks to out perform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER: ING Investment Management Advisors,    Index), while maintaining a market level of risk.
    B.V.

* PORTFOLIO AVAILABLE 12/05/05
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO                     Seeks long-term capital growth. Normally invests at least
    (Service 2)                                                   80% of its net assets (plus any borrowings for investment
    (formerly ING Jennison Equity Opportunities Portfolio)        purposes) in securities of mid-capitalization companies.
    INVESTMENT ADVISER:  Directed Services, Inc.                  The Portfolio manager defines mid-capitalization companies
    INVESTMENT SUBADVISER:  Wells Capital Management, Inc.        as those with market capitalizations within the range of
                                                                  companies comprising the Russell Midcap (R) Value Index at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (Service 2)*      A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income.  Invests at least 80%
    INVESTMENT SUBADVISER:  Wells Fargo Funds Management, LLC     of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges
* PORTFOLIO AVAILABLE 12/05/05                                    or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
      151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              Seeks capital appreciation. Invests primarily (at least 80%
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of total assets under normal circumstances) in securities
    INVESTMENT SUBADVISER: Bamco, Inc.                            of smaller companies with market values under $2.5 billion as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING DAVIS VENTURE VALUE PORTFOLIO (Service Class)*                Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, invests majority of assets in equity
    INVESTMENT SUBADVISER:  Davis Selected Advisers L.P           securities issued by large companies with market
                                                                  capitalizations of at least 10 billion.  May invest a
*PORTFOLIO AVAILABLE 12/05/05                                     limited portion of its assets in companies of any size in
                                                                  foreign securities and may invest in non-equity securities.
-------------------------------------------------------------------------------------------------------------------------------



                                       B8

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER:                                           of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund, Inc.                 without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Service Class)                                               normal circumstances, invests at least 80% of net assets
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    (plus borrowings for investment purposes, if any) in equity
    INVESTMENT SUBADVISER: UBS Global Asset Management            securities of U.S. large capitalization companies.
    (Americas) Inc.                                               Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------


                                       B9

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                  consideration.  Normally invests at least 80% of assets in
    INVESTMENT ADVISER:  ING Investments, LLC                     equity securities of dividend paying companies. At least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         65% of assets will be invested in equity securities of
                                                                  issuers in at least three countries, one of which may be
                                                                  the U.S., with at least 75% of total assets in common and
                                                                  preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT SUBADVISER:  ING Investment Management Co.         while maintaining a market level of risk.  Invests at least
                                                                  80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------


                                      B10

Legends - 136958

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT SUBADVISER:  ING Investment Management Co.         maintaining a market level of risk.  Invests at least 80%
                                                                  of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
    INVESTMENT ADVISER:  ING Investments, LLC                     conditions, invests at least 80% of assets in equity
    INVESTMENT SUBADVISER:  ING Investment Management Co.         securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------


                                      B11

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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Service 2)                    Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                              risk, through investment in a diversified portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     consisting primarily of debt securities. It is anticipated
    INVESTMENT SUBADVISER:  ING Investment                        that capital appreciation and investment income will both
    Management Co.,                                               be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
      11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                         assets in the equity securities and equity-related
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     instruments of companies engaged in the design, production, and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
      82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service 2)                  Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service 2)                                                   capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------


                                      B12

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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
      600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
      3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING PORTFOLIOS ARE INCLUDED IN ONE OR MORE OF THE MARKETPRO
PORTFOLIOS:

ING FMR Diversified MidCap Portfolio
ING JPMorgan Fleming International Equity Portfolio
ING Legg Mason Value Portfolio
ING Marsico Growth
ING Mercury Large Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING Van Kampen Equity and Income Portfolio
ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.



                                      B13

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--------------------------------------------------------------------------------
 APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II


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TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.


                                       C2

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      (3)   We add (1) and (2).

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts, from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.


                                       C3

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--------------------------------------------------------------------------------
 APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


                                       D1

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--------------------------------------------------------------------------------
 APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


                                       E1

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--------------------------------------------------------------------------------
 APPENDIX F
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

EXAMPLE #1:       The following examples are intended to demonstrate the
                  impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------
END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED   SPECIAL    TOTAL      END OF YR  COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000        --     1,000            0        0      1,000    1,000
      1       535       500      1,035            1      1,070        --     1,070            1        0      1,000    1,000
      2       572       500      1,072            2      1,145        --     1,145            2        0      1,000    1,000
      3       613       500      1,113            3      1,225        --     1,225            3        0      1,000    1,000
      4       655       500      1,155            4      1,311        --     1,311            4        0      1,000    1,000
      5       701       500      1,201            5      1,403        --     1,403            5        0      1,000    1,000
      6       750       500      1,250            6      1,501        --     1,501            6        0      1,000    1,000
      7       803       500      1,303            7      1,606        --     1,606            7        0      1,000    1,000
      8       859       500      1,359            8      1,718        --     1,718            8        0      1,000    1,000
      9       919       500      1,419            9      1,838        --     1,838            9        0      1,000    1,000
     10       984       500      1,484           10      1,967        --     1,967           10        0      1,000    1,000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------
END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000         --     1,000            0          --    1,000     1,000
      1      1,070         --     1,070            1          --    1,000     1,000
      2      1,145         --     1,145            2          --    1,000     1,000
      3      1,225         --     1,225            3          --    1,000     1,000
      4      1,311         --     1,311            4          --    1,000     1,000
      5      1,403         --     1,403            5          --    1,000     1,000
      6         --      1,403     1,403            6       1,070       --     1,070
      7         --      1,403     1,403            7       1,145       --     1,145
      8         --      1,403     1,403            8       1,225       --     1,225
      9         --      1,403     1,403            9       1,311       --     1,311
     10         --      1,403     1,403           10       1,403       --     1,403
-----------------------------------------    ---------------------------------------

                                       F1

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EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

   -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
   -----------------------------------------------------------------------------
                    Covered           Excluded            Total
               -------------------------------------------------------
                                                                        Death
    End of yr  7% MGDB    AV    "7% MGDB"    AV     7% MGDB     AV      Benefit
        0        500      500       500      500     1,000     1,000    1,000
        1        535      510       535      510     1,045     1,020    1,045
        2        572      490       572      490     1,062       980    1,062
        3        613      520       613      520     1,133     1,040    1,133
        4        655      550       655      550     1,205     1,100    1,205
        5        701      450       701      450     1,151       900    1,151
        6        750      525       750      525     1,275     1,050    1,275
        7        803      600       803      600     1,403     1,200    1,403
        8        859      750       859      750     1,609     1,500    1,609
        9        919      500       919      500     1,419     1,000    1,419
       10        984      300       984      300     1,284       600    1,284
   -----------------------------------------------------------------------------

----------------------------------------- --------------------------------------
         7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                         IN EXCLUDED FUNDS
----------------------------------------- --------------------------------------
                 Covered                                 Excluded
           --------------------                    ---------------------
  End of                         Death      End of                       Death
    yr       7% MGDB     AV      Benefit      yr    "7% MGDB"     AV     Benefit
    0        1,000     1,000     1,000        0       1,000     1,000     1,000
    1        1,070     1,020     1,070        1       1,070     1,020     1,020
    2        1,145       980     1,145        2       1,145       980       980
    3        1,225     1,040     1,225        3       1,225     1,040     1,040
    4        1,311     1,100     1,311        4       1,311     1,100     1,100
    5        1,403       900     1,403        5       1,403       900       900
    6        1,501     1,050     1,501        6       1,501     1,050     1,050
    7        1,606     1,200     1,606        7       1,606     1,200     1,200
    8        1,718     1,500     1,718        8       1,718     1,500     1,500
    9        1,838     1,000     1,838        9       1,838     1,000     1,000
    10       1,967       600     1,967       10       1,967       600       600
----------------------------------------- --------------------------------------

      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


                                       F2

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   -----------------------------------------------------------------------------
                   TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                             AT THE BEGINNING OF YEAR 6
   -----------------------------------------------------------------------------
                   Covered            Excluded            Total
              ---------------------------------------------------------
                                                                         Death
   End of Yr  7% MGDB     AV     "7% MGDB"     AV     7% MGDB     AV     Benefit
       --      1,000     1,000        --        --     1,000     1,000     1,000
        1      1,050     1,020        --        --     1,050     1,020     1,050
        2      1,103       980        --        --     1,103       980     1,103
        3      1,158     1,040        --        --     1,158     1,040     1,158
        4      1,216     1,100        --        --     1,216     1,100     1,216
        5      1,276       900        --        --     1,276       900     1,276
        6         --        --     1,340     1,050     1,050     1,050     1,050
        7         --        --     1,407     1,200     1,200     1,200     1,200
        8         --        --     1,477     1,500     1,500     1,500     1,500
        9         --        --     1,551     1,000     1,000     1,000     1,000
       10         --        --     1,629       600       600       600       600
   -----------------------------------------------------------------------------

   Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

   -----------------------------------------------------------------------------
                   TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                             AT THE BEGINNING OF YEAR 6
   -----------------------------------------------------------------------------
                   Covered            Excluded            Total
              ---------------------------------------------------------
                                                                         Death
   End of Yr  7% MGDB     AV     "7% MGDB"     AV     7% MGDB     AV     Benefit
      --          --        --     1,000     1,000     1,000    1,000     1,000
       1          --        --     1,050     1,020     1,020    1,020     1,020
       2          --        --     1,103       980       980      980       980
       3          --        --     1,158     1,040     1,040    1,040     1,040
       4          --        --     1,216     1,100     1,100    1,100     1,100
       5          --        --     1,276       900       900      900       900
       6         945     1,050        --        --       945    1,050     1,050
       7         992     1,200        --        --       992    1,200     1,200
       8       1,042     1,500        --        --     1,042    1,500     1,500
       9       1,094     1,000        --        --     1,094    1,000     1,094
       10      1,149       600        --        --     1,149      600     1,149
   -----------------------------------------------------------------------------

      Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


                                       F3

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--------------------------------------------------------------------------------
 APPENDIX G
--------------------------------------------------------------------------------

            EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

EXAMPLE 1



                                     CONTRACT WITHOUT          CONTRACT WITH
AGE                                   THE MGIB RIDER           THE MGIB RIDER
---                                   --------------           --------------

55      Initial Value                      $100,000               $100,000
        Accumulation Rate                  0.0%                   0.00%
        Rider Charge                       0.0%                   0.75%

65      Contract Value                     $100,000               $89,167
        Contract Annuity Factor            4.71                   4.71
        Monthly Income                     $471.00                $419.98
        MGIB Rollup                        n/a                    $196,715
        MGIB Ratchet                       n/a                    $100,000
        MGIB Annuity Factor                n/a                    4.43
        MGIB Income                        N/A                    $871.44

        Income                             $471.00                $ 871.44



EXAMPLE 2


                                     CONTRACT WITHOUT          CONTRACT WITH
AGE                                   THE MGIB RIDER           THE MGIB RIDER
---                                   --------------           --------------

55      Initial Value                      $100,000               $100,000
        Accumulation Rate                  3.0%                   3.0%
        Rider Charge                       0.0%                   0.75%


65      Contract Value                     $134,392               $122,019
        Contract Annuity Factor            4.71                   4.71
        Monthly Income                     $632.98                $574.70
        MGIB Rollup                        n/a                    $196,715
        MGIB Ratchet                       n/a                    $122,019
        MGIB Annuity Factor                n/a                    4.43
        MGIB Income                        N/A                    $871.44

        Income                             $632.98                $871.44



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EXAMPLE 3


                                     CONTRACT WITHOUT          CONTRACT WITH
AGE                                   THE MGIB RIDER           THE MGIB RIDER
---                                   --------------           --------------

55                Initial Value            $100,000               $100,000
                  Accumulation Rate        8.0%                   8.0%
                  Rider Charge             0.0%                   0.75%


65                Contract Value           $215,892               $200,423
                  Contract Annuity Factor  4.71                   4.71
                  Monthly Income           $1,016.85              $943.99
                  MGIB Rollup              n/a                    $196,715
                  MGIB Ratchet             n/a                    $200,423
                  MGIB Annuity Factor      n/a                    4.43
                  MGIB Income              N/A                    $887.87

                  Income                   $1,016.85              $943.99


The Accumulation Rates shown under "Contract" are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.


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--------------------------------------------------------------------------------
 APPENDIX H
--------------------------------------------------------------------------------

                 ING LIFEPAY PARTIAL WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the Maximum Annual Withdrawal ("MAW") amount for withdrawals in excess of the MAW:


ILLUSTRATION 1: ADJUSTMENT TO THE MAXIMUM ANNUAL WITHDRAWAL ("MAW") AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW, INCLUDING SURRENDER AND/OR MVA CHARGES.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, then there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $2,000, and the amount of the current gross withdrawal, $1,700.

If the Account Value before this withdrawal is $50,000, then the MAW is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

ILLUSTRATION 2: ADJUSTMENT TO THE MAW AMOUNT FOR A WITHDRAWAL IN EXCESS OF THE MAW.

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the MAW, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000)



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ILLUSTRATION 3: A WITHDRAWAL EXCEEDS THE MAW AMOUNT BUT DOES NOT EXCEED THE ADDITIONAL WITHDRAWAL AMOUNT ("AWA").

Assume the MAW is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The AWA is set equal to the excess of this amount above the MAW, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the MAW, $5,000, however, the MAW is not adjusted until the AWA is exhausted. The amount by which total net withdrawals taken exceed the MAW, $1,000 ($6,000 - $5,000), is the same as the AWA, so no adjustment to the MAW is made. If total net withdrawals taken had exceeded the sum of the MAW and the AWA, then an adjustment would be made to the MAW.

ILLUSTRATION 4: THE RESET OPTION IS UTILIZED.

Assume the MAW is $5,000 and the MAW percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The MAW is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the MAW is now $6,500 ($130,000 * 5%).



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--------------------------------------------------------------------------------
 APPENDIX I
--------------------------------------------------------------------------------

                      MINIMUM GUARANTEED WITHDRAWAL BENEFIT
  (APPLICABLE TO CONTRACTS ISSUED IN STATES WHERE ING LIFEPAY IS NOT AVAILABLE)

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE FIRST TWO-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGWB WITHDRAWAL ACCOUNT. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix J, MGWB Excess Withdrawal Amount Examples.


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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.


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On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

   DEATH OF OWNER.

      BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

      DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


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MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):

        -----------------------------------------------------------------------------------------------------------
                                                                            MAXIMUM ANNUAL CHARGE IF STEP-UP
        AS AN ANNUAL CHARGE              AS A QUARTERLY CHARGE              BENEFIT ELECTED(8)
        -----------------------------------------------------------------------------------------------------------
        0.45% of contract value          0.12% of contract value            1.00% of contract value
        -----------------------------------------------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" in the prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above."


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--------------------------------------------------------------------------------
 APPENDIX J
--------------------------------------------------------------------------------

                     MGWB EXCESS WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawals Amount"):

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


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EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).


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EXAMPLE #5: OWNER TRANSFERS FUNDS FROM COVERED FUNDS TO EXCLUDED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


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                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Legends - 136958                                                      11/01/2005

                                   PART B

The Statements of Additional Information, dated April 29, 2005, are incorporated into Part B of this Post-Effective Amendment No. 25 by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-30180), as filed on April 20, 2005.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

              ING USA ANNUITY AND LIFE INSURANCE COMPANY,

      (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

      Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================

Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============

EXHIBITS

(b)

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2         Not Applicable

3    (a)  Distribution  Agreement between the Depositor and Directed
          Services,  Inc. (1)
     (b)  Form of Dealers Agreement (1)
     (c)  Organizational Agreement (1)
     (d)  Form of Assignment Agreement for Organizational Agreement (1)
     (e)  Amendment to the Distribution Agreement between ING USA and DSI. (11)

4    (a)  Deferred Combination Variable and Fixed Annuity Group Master
          Contract (2)
     (b) Flexible Premium Individual Deferred Combination Variable and Fixed Annuity Contract (2)
     (c) Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate (2)
     (d)  Flexible Premium Individual Deferred Variable Annuity Contract (2)
     (e)  Individual Retirement Annuity Rider (6)
     (f)  ROTH Individual Retirement Annuity Rider (6)
     (g)  Minimum Guaranteed Income Benefit Rider (01/05). (5)
     (h)  Minimum Guaranteed Withdrawal Benefit Rider (9)
     (i)  Death Benefit Endorsement No.1 (7% Solution Enhanced) (10)
     (j)  Death Benefit Endorsement No.2 (Ratchet Enhanced) (10)
     (k)  Death Benefit Endorsement No.3 (Standard) (9)
     (l)  Death Benefit Endorsement No.4 (Max 7 Enhanced) (10)
     (m)  Death Benefit Endorsement No.5 (Base Death Benefit) (9)
     (n)  Earnings Enhancement Death Benefit Rider (3)
     (o)  Simple Retirement Account Rider (6)
     (p)  403(b) Rider (6)
     (q)  Company Address and Name Change Endorsement (9)
     (r)  Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (13)

5    (a)  Deferred Variable Annuity Application (8)
     (b)  Group Deferred  Combination Variable and Fixed Annuity Enrollment
          Form (2)

6    (a)  Amended and Restated Articles of Incorporation of ING USA Annuity and
          Life Insurance Company, dated (01/01/04) (9)
     (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04) (9)
     (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)
     (d) Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (9)

7         Not applicable

8    (a)  Participation Agreement between ING USA Annuity and Life Insurance Co.
          and ING Variable Insurance Trust (2)
     (b) Form of Participation Agreement between ING USA Annuity and Life Insurance Co. and ProFunds (3)
     (c) Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Products Trust (4)
     (d) Participation Agreement between ING USA Annuity and Life Insurance Co. and Fidelity Distributors Corporation (4)
     (e) Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Insurance Trust (4)
     (f) Participation Agreement between ING USA Annuity and Life Insurance Co. and AIM Variable Insurance Funds, Inc. (4)
     (g) Form of Participation Agreement between ING USA Annuity and Life Insurance Co., American Funds Insurance Series and Capital Research and Management Company (7)

9         Opinion and Consent of James A. Shuchart, Esq.

10   (a)  Consent of Independent Registered Public Accounting Firm.
     (b) Consent of James A. Shuchart, Esquire incorporated in Item 9 of this Part C, together with the opinion of James A. Shuchart, Esq.

11        Not applicable
12        Not applicable
13        Powers of Attorney (12)
---------------------------------

(1) Incorporated herein by reference to the initial filing of a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 333-30180, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-30180, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 29, 2002 (File Nos. 033-23351, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 20, 2005 (File Nos. 333-28755, 811-05626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(7) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319)

(8) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2005 (File Nos. 333-28755, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-30180, 811-5626).

(10) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(11) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(12) Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on July 20, 2005 (File No. 333-109860).

(13) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 5, 2005 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry N. Stout         1475 Dunwoody Drive              President
                       West Chester, PA  19380

Jacques de Vaucleroy   5780 Powers Ferry Road           Director
                       Atlanta, GA  30327-4390

Catherine H. Smith     151 Farmington Avenue            Director
                       Hartford, CT  06156

Boyd G. Combs          5780 Powers Ferry Road           Senior Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       151 Farmington Avenue            Senior Vice President
                       Hartford, CT  06156

James R. Gelder        20 Washington Avenue South       Senior Vice President
                       Minneapolis, MN  55402

James R. McInnis       1475 Dunwoody Drive              Senior Vice President
                       West Chester, PA  19380

Stephen J. Preston     1475 Dunwoody Drive              Senior Vice President
                       West Chester, PA  19380

Kathleen A. Murphy     5780 Powers Ferry Road           Director
                       Atlanta, GA  30327-4390

Thomas J. McInerney    5780 Powers Ferry Road           Director and Chairman
                       Atlanta, GA  30327-4390

Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets

David A. Wheat         5780 Powers Ferry Road           CFO, Director and
                       Atlanta, GA  30327-4390          Senior Vice President

Roger W. Fisher        5780 Powers Ferry Road           Vice President and Chief
                       Atlanta, GA  30327-4390          Accounting Officer

David S. Pendergrass   5780 Powers Ferry Road           Vice President and
                       Atlanta, GA  30327-4390          Treasurer

Paula Cludray-Engelke  20 Washington Avenue South       Secretary
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of September 30, 2005, there are 245,014 qualified contract owners and 202,636 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita F. Woods                 Chief Financial Officer
5780 Powers Ferry Road
Atlanta, GA  30327-4390

Beth G. Shanker                Chief Compliance Officer
1290 Broadway
Denver, CO  80203

Alyce L. Shaw                  Vice President
1290 Broadway
Denver, CO  80203

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on the 26th day of October, 2005.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)


                                 By:
                                     --------------------
                                     Harry Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        -------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed by the following persons in the capacities indicated on October 26, 2005.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


--------------------
Jacques de Vaucleroy*


--------------------
Thomas J. McInerney*


--------------------
Kathleen A. Murphy*


--------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        --------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM       EXHIBIT                                                 PAGE #
----       -------                                                 ------

9          Opinion and Consent of James A. Shuchart, Esq.          EX-99.B9

10(a)      Consent of Independent Registered Public
           Accounting Firm                                         EX-99.B10A